Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SEADRILL LTD
Entity Central Index Key	0001351413
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding	469,178,074
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Contract revenues	$ 4,295	$ 4,095	$ 3,823
Reimbursables	180	96	192
Other revenues	3	1	26
Total operating revenues	4,478	4,192	4,041
Gain on sale of assets	0	22	26
Operating expenses
Vessel and rig operating expenses	1,656	1,585	1,605
Reimbursable expenses	166	90	179
Depreciation and amortization	615	563	480
General and administrative expenses	250	202	178
Total operating expenses	2,687	2,440	2,442
Net operating income	1,791	1,774	1,625
Financial items
Interest income	25	21	42
Interest expense	(340)	(295)	(312)
Share in results from associated companies (loss)/gain	(220)	(420)	48
Impairment loss on marketable securities	0	(10)	(15)
Gain/ (loss) on derivative financial instruments	3	(346)	(92)
Gain on re-measurement of previously held equity interest	0	0	111
Gain on decline in ownership interest	169
Gain on bargain purchase	0	0	56
Loss on debt extinguishment	0	0	(145)
Foreign exchange (loss)	(70)	(18)	(26)
Gain on loss of control in subsidiary	0	540	0
Gain on realization of marketable securities	85	416	0
Other financial items	(6)	9	39
Total financial items	(354)	(103)	(294)
Income before income taxes	1,437	1,671	1,331
Income taxes	(232)	(189)	(159)
Net income	1,205	1,482	1,172
Net income attributable to the non-controlling interest	97	81	55
Net income attributable to the parent	$ 1,108	$ 1,401	$ 1,117
Basic earnings per share (in US dollars per share)	$ 2.37	$ 3.05	$ 2.73
Diluted earnings per share (in US dollars per share)	$ 2.34	$ 2.96	$ 2.73	[1]
Declared regular dividend per share (in US dollars per share)	$ 2.54	$ 3.06	$ 2.535
Declared extraordinary dividend per share (in US dollars per share)	$ 1	$ 0	$ 0.2

[1]	The loss on debt extinguishment of $145 million has been added back to net income in addition to interest expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 1,205	$ 1,482	$ 1,172
Other comprehensive income/(loss), net of tax:
Change in unrealized gain/(loss) on marketable securities, net	205	(291)	(25)
Change in unrealized foreign exchange differences	13	38	27
Change in actuarial (loss)/gain relating to pension	(25)	(3)	(32)
Change in unrealized gain/(loss) on interest rate swaps in subsidiaries	0	1	(2)
Deconsolidation of subsidiaries	0	(63)	0
Change in unrealized gain/(loss) on interest rate swaps in VIEs	20	20	(11)
Other comprehensive (loss)/income:	213	(298)	(43)
Total comprehensive income for the period	1,418	1,184	1,129
Comprehensive income attributable to the parent	1,341	1,073	1,081
Comprehensive income attributable to the non-controlling interest	$ 77	$ 111	$ 48

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 318	$ 483
Restricted cash	184	232
Marketable securities, net	333	24
Accounts receivables, net	917	720
Amount due from related party	293	185
Other current assets	309	323
Total current assets	2,354	1,967
Non-current assets
Investment in associated companies	509	721
Newbuildings	1,882	2,531
Drilling units	12,894	11,223
Goodwill	1,320	1,320
Restricted cash	218	250
Deferred tax assets	13	33
Equipment	40	25
Other non-current assets	402	234
Total non-current assets	17,278	16,337
Total assets	19,632	18,304
Current liabilities
Current portion of long-term debt	2,066	1,419
Trade accounts payable	72	38
Short-term deferred tax liability	6	10
Short-term debt to related party	131	19
Other current liabilities	1,338	1,285
Total current liabilities	3,613	2,771
Non-current liabilities
Long-term interest bearing debt	8,695	8,574
Long-term debt due to related parties	935	435
Deferred taxes	77	34
Other non-current liabilities	288	188
Total non-current liabilities	9,995	9,231
Commitments and contingencies (see note 32)
Equity
Common shares of par value US$2.00 per share: 800,000,000 shares authorized 469,178,074 outstanding at December 31, 2012 (December, 31 2011: 467,772,174)	938	935
Additional paid in capital	2,332	2,097
Contributed surplus	1,956	1,956
Accumulated other comprehensive income/(loss)	194	(5)
Accumulated earnings	83	994
Non-controlling interest	521	325
Total equity	6,024	6,302
Total liabilities and equity	$ 19,632	$ 18,304

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 10, 2005
Equity
Common shares, par value (in dollars per share)	$ 2	$ 2	$ 2	$ 2
Common shares, shares authorized (in shares)	800,000,000	800,000,000	800,000,000
Common shares, shares outstanding (in shares)	469,178,074	467,772,174	443,125,691

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 1,205	$ 1,482	$ 1,172
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	615	563	480
Amortization of deferred loan charges	30	31	43
Amortization of unfavorable contracts	0	(24)	(39)
Amortization of favorable contracts	12	23	13
Amortization of mobilization revenue	(162)	(96)	(86)
Impairment loss on marketable securities	0	10	15
Share of results from associated companies loss/ (gain)	220	420	(48)
Share-based compensation expense	8	10	11
Gain on disposal of fixed assets	0	(22)	(26)
Gain on decline in ownership interest	(169)	0	0
Unrealized (gain)/loss related to derivative financial instruments	6	261	97
Non cash gain recognized related to realization of marketable securities	(86)	(416)	(43)
Non cash gain recognized related to loss of control	0	(540)	0
Dividend received from associated company	18	57	61
Deferred income tax expense	25	(9)	110
Unrealized foreign exchange loss/ (gain) on long term interest bearing debt	6	(5)	(4)
Non-cash loss recognized on extinguishment of convertible debt	0	0	48
Non-cash gains recognized on acquisition of subsidiaries	0	0	(167)
Payments for long-term maintenance	(133)	(147)	(90)
Changes in operating assets and liabilities, net of effect of acquisitions
Unrecognized mobilization fees received from customers	238	58	109
Trade accounts receivable	(198)	(52)	(163)
Trade accounts payable	34	(35)	(15)
Prepaid expenses/accrued revenue	(64)	79	(107)
Interest bearing note receivable with customers	(76)	0	0
Other, net	61	21	(161)
Net cash provided by operating activities	1,590	1,669	1,210
Cash Flows from Investing Activities
Additions to newbuilding	(1,343)	(2,381)	(2,006)
Additions to rigs and equipment	(214)	(15)	(272)
Sale of rigs and equipment	0	245	55
Settlement of disputes with ship yard	38	0	0
Investment in subsidiaries, net of cash acquired	0	(26)	(152)
Cash deconsolidated upon loss of control in subsidiary	0	(127)	0
Change in margin calls and other restricted cash	102	(43)	51
Investment in associated companies	(153)	(287)	(13)
Proceed from repayment of short term loan to related parties	0	0	90
Disposal of associated companies	65	0	0
Short-term loan granted to related parties	(55)	0	(160)
Purchase of marketable securities	(19)	(13)	(15)
Long term loan granted to related parties	(20)	0	0
Repayment from long term loan granted to related parties	20	0	0
Proceeds from realization of marketable securities	219	161	215
Net cash used in investing activities	(1,360)	(2,486)	(2,207)
Cash Flows from Financing Activities
Proceeds from debt	3,477	5,929	3,902
Repayments of debt	(2,752)	(4,116)	(1,870)
Debt fees paid	(37)	(49)	(33)
Proceeds from debt to related party	1,013	0	0
Repayments of debt to related party	(487)	0	0
Change in current liability related to share forward contracts	0	0	(12)
Paid to non-controlling interests	(50)	(95)	(292)
Contribution from non-controlling interests, net of issuance cost	350	418	289
Purchase of treasury shares	0	(130)	(42)
Proceeds from sale of treasury shares	16	21	23
Dividends paid	(1,925)	(1,440)	(990)
Proceeds from issuance of equity	0	0	318
Net cash provided by/(used in) financing activities	(395)	538	1,293
Effect of exchange rate changes on cash and cash equivalents	0	7	(1)
Net (decrease)/ increase in cash and cash equivalents	(165)	(272)	295
Cash and cash equivalents at beginning of the period	483	755	460
Cash and cash equivalents at the end of period	318	483	755
Supplementary disclosure of cash flow information
Interest paid	260	208	226
Taxes paid	$ 179	$ 188	$ 134

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, unless otherwise specified	Share Capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive income [Member]	Retained Earnings [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 798	$ 164	$ 1,956	$ 359	$ 902	$ 634	$ 4,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	3	20					23
Purchase of treasury shares	(4)	(38)					(42)
Employee stock options issued		11					11
Issuance of shares	27	292				289	608
Induced conversion of convertible bonds	62	647					709
Convertible loan-equity portion		121					121
Other comprehensive income				(36)		(7)	(43)
Foreign exchange differences							27
Change in unrealized loss on interest rate swaps in VIEs							(11)
Step-up acquisition of Scorpion					(13)	13	0
Contribution by non-controlling interest						282	282
Paid to non-controlling interest						(292)	(292)
Dividend paid					(990)		(990)
Dividend paid to non controlling interest in VIE						(435)	(435)
Net income					1,117	55	1,172
Balance at Dec. 31, 2010	886	1,217	1,956	323	1,016	539	5,937
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	1	20					21
Purchase of treasury shares	(5)	(120)				(5)	(130)
Employee stock options issued		10					10
Induced conversion of convertible bonds	53	674					727
Other comprehensive income							(298)
(Un)realized gain/loss on marketable securities				(291)			(291)
Foreign exchange differences				28		10	38
Change in actuarial gain (losses) relating to pension				(3)			(3)
Costs related to capital increase in subsidiary		(7)					(7)
Change in unrealized loss on interest rate swaps in VIEs						20	20
Change in unrealized loss on interest rate swaps in subsidiaries				1			1
Establishment of non-controlling interest		307				118	425
Dividend paid					(1,423)	(17)	(1,440)
Dividend paid to non controlling interest in VIE						(23)	(23)
Shares purchased from non controlling interests		(4)				(68)	(72)
Deconsolidation of subsidiaries				(63)		(330)	(393)
Net income					1,401	81	1,482
Balance at Dec. 31, 2011	935	2,097	1,956	(5)	994	325	6,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	3	12					15
Employee stock options issued		8					8
Other comprehensive income				199		14	213
Foreign exchange differences							13
Private placement in subsidiary		84				66	150
Costs related to capital increase in subsidiary		(3)					(3)
Change in unrealized loss on interest rate swaps in VIEs							20
Establishment of non-controlling interest		134				69	203
Dividend paid					(2,019)	(50)	(2,069)
Net income					1,108	97	1,205
Balance at Dec. 31, 2012	$ 938	$ 2,332	$ 1,956	$ 194	$ 83	$ 521	$ 6,024

General information	12 Months Ended
Dec. 31, 2012
General information [Abstract]
General information
Note 1- General information

Seadrill Limited ("Seadrill" or the "Company") was incorporated in Bermuda in May 2005, and is a listed company on the Oslo Stock Exchange and the New York Stock Exchange. Seadrill, through a number of acquisitions of other companies and contracts for newbuildings, has developed into one of the largest international offshore drilling contractors, providing services within drilling and well services. As of December 31, 2012 the Company owned a versatile fleet consisting of drillships, jack-up rigs, semi-submersible rigs and tender rigs for operations in shallow and deepwater areas, as well as benign and harsh environments, totaling 43 offshore drilling units, plus an additional 23 units under construction.

In addition to owning and operating offshore floaters, jack-up rigs and tender rigs up until February 2011, we provided platform drilling, well intervention and engineering services through the separately Oslo Stock Exchange listed company named Archer Ltd, ("Archer"), a Bermuda company in which we own 39.9% at the end of December 2012. Archer is accounted for as an investment in an associated company.

As used herein, and unless otherwise required by the context, the term "Seadrill" refers to Seadrill Limited and the terms "Company", "we", "Group", "our" and words of similar import refer to Seadrill and its consolidated companies. The use herein of such terms as group, organization, we, us, our and its, or references to specific entities, is not intended to be a precise description of corporate relationships.

Basis of presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (US GAAP). The amounts are presented in United States dollar (U.S. dollar) rounded to the nearest million, unless otherwise stated.

The accompanying consolidated financial statements present the financial position of Seadrill Limited, the consolidated subsidiaries and the group's interest in associated entities. Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary.

We have in 2012 and 2011 significantly expanded our fleet of drilling rigs and as a result of this our long term maintenance has increased correspondingly. In response to this, we determined that we had incorrectly classified payments related to long term maintenance as an investing activity rather than as an operating activity in the consolidated statement of cash flows. We concluded that such classification was not material to cash flows from operating activities and investing activities for previously reported periods. Accordingly, the presentation of the consolidated statement of cash flows for the years ending December 31, 2011 and 2010 have been revised. This resulted in a decrease in cash provided by Operating Activities and an increase in cash used by Investing Activities, of $147 million in 2011 and $90 million in 2010.

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, unless otherwise noted.

Basis of consolidation

The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities, ("VIE"s) in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined in ASC Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investment in companies in which we hold an ownership interest of between 20% and 50%, and over which we exercise significant influence, but do not consolidate, are accounted for using the equity method. The Company records its investments in associated companies and its share of earnings or losses in the consolidated statements of operations as "Share in results from associated companies." The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies."

Investments in companies in which our ownership is less than 20% are valued at fair value unless it is not possible to estimate fair value, then the cost method is used.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company's interest in the entity.

Accounting policies	12 Months Ended
Dec. 31, 2012
Accounting policies [Abstract]
Accounting policies
Note 2- Accounting policies

Use of estimates

Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue

A substantial majority of the Company's revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate based and lump sum fee revenues are recognized ratably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties are resolved or upon completion of the drilling program.

In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the contract term, excluding option periods.

In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over contract term, excluding option periods not exercised by our customers. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.

Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the contract term, excluding option periods not exercised.

Reimbursables

Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues

In a business combination there may exist favorable and unfavorable drilling contracts which are recorded at fair value at the date of acquisition. A favorable or unfavorable drilling contract is a contract that has a dayrate which differs from prevailing market rates at the time of acquisition. The net present value of such contracts is recorded as an asset or liability at the purchase date and subsequently recognized as revenue or reduction to revenue over the contract term.

Mobilization and demobilization expenses

Demobilization costs are costs related to the transfer of a vessel or drilling rig to a safe harbor or different geographic area and are expensed as incurred.

Mobilization costs incurred as part of a contract are capitalized and recognized as expense over the contract term, excluding option periods not exercised by our customers. The costs of relocating drilling units that are not under contract are expensed as incurred.

Rig Operating Expenses

Rig operating expenses are costs associated with operating a drilling rig that is either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the rigs and are expensed as incurred.

Repairs, maintenance and periodic surveys

Costs related to periodic overhauls of drilling units are capitalized under drilling units and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. Amortization costs for periodic overhauls are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.
Foreign currencies

The Company and the majority of its subsidiaries use the U.S. dollars as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company's reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate for the year and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders' equity.

Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the consolidated statements of operations.

Current and non-current classification

Receivables and liabilities are classified as current assets and liabilities respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents

Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.

Restricted cash

Restricted cash consists of bank deposits which have been pledged as collateral for certain guarantees issued by a bank or minimum deposits which must be maintained in accordance with contractual arrangements. Restricted cash with maturity longer than one year are classified as non-current assets.

Marketable securities

Marketable equity securities held by the Company are considered to be available-for-sale and, as such, are recorded at fair value with resulting unrealized gains and losses recorded as a separate component of accumulated other comprehensive income in shareholders' equity. The Company also holds marketable securities considered to be trading securities and as such, are recorded at fair value with resulting unrealized gains and losses recorded through the profit and loss statement. Gains and losses on forward contracts to purchase marketable equity securities that do not meet the definition of a derivative are accounted for as available-for-sale.

Receivables

Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Impairment of marketable securities and equity method investees

The Company analyzes its available-for-sale securities and equity method investees for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the investment. The Company records an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above cost within reasonably period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the securities held as available for sale or of the equity method investee are sold.

Newbuildings

The carrying value of rigs under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

The Company may have option agreements with shipyards to order new rigs at fixed or variable prices which require some or no additional payment upon exercise. Payments for rig purchase options are capitalized at the time when option contracts are acquired or entered into. The Company reviews the expected future cash flows, which would result from the exercise of each option contract on a contract by contract basis to determine whether the carrying value of the option is recoverable.

Capitalized interest

Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Drilling units

Rigs, vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of the Company's floaters, jack-up rigs and tender rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Assets are classified as held for sale when all of the following criteria are met, which are as follows: Management, having the authority to approve the action, commits to a plan to sell the asset (disposal group), the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups), an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within one year. The term probable refers to a future sale that is likely to occur, the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the balance sheet, and resulting gains or losses are included in the consolidated statement of operations.

Equipment

Equipment is recorded at historical cost less accumulated depreciation and is depreciated over its estimated remaining useful life, which is between three and five years depending on the type of asset.

Goodwill

The Company allocates the purchase price of acquired businesses to the identifiable tangible and intangible assets and liabilities acquired, with any remaining amount being recorded as goodwill. Goodwill is tested for impairment at least annually at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. The Company has determined that its reporting units are the same as its operating segments for the purpose of allocating goodwill and the subsequent testing of goodwill for impairment.

The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two step goodwill impairment test.

If the qualitative factors indicate possible impairment, the standard requires the Company to compare the fair value of its reporting units to their carrying value. In the event that the fair value is less than carrying value, the Company must perform an exercise similar to a purchase price allocation in a business combination in order to determine the amount of the impairment charge.

The goodwill impairment test for a reporting unit is based on discounted cash flows. The Company uses estimated future cash flows applying contract dayrates during the firm contract periods and estimated forecasted dayrates for the periods after expiry of firm contract periods. Zero escalation of dayrates for the periods will be assumed. The estimated future cash flows will be based on remaining economic useful lives for the assets, and discounted using a weighted average cost of capital (WACC).

Other intangible assets

Other intangible assets are recorded at historical cost less accumulated amortization. The cost of these assets less estimated residual value is amortized on a straight-line basis over the estimated remaining economic useful lives. Other intangible assets include technology and customer relationships.

Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment is made to the market value or the discounted future net cash flows.

Defined benefit pension plans

The Company has several defined benefit plans which provide retirement, death and early termination benefits. The Company's net obligation is calculated separately for each plan by estimating the amount of the future benefit that employees have earned in return for their cumulative service.

The aggregated projected future benefit obligation is discounted to a present value, and the aggregated fair value of any plan assets is deducted. The discount rate is the market yield at the balance sheet date on government bonds in the relevant currency and based on terms consistent with the post-employment benefit obligations. The retirement benefits are generally a function of number of years of employment and amount of employees' remuneration. The plans are primarily funded through payments to insurance companies. The Company records its pension costs in the period during which the services are rendered by the employees. Actuarial gains and losses are recognized in the statement of operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed 10 percent of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

Treasury shares

Treasury shares are recognized at cost as a component of equity. The purchase of treasury shares reduces the Company's share capital by the nominal value of the acquired treasury shares. The amount paid in excess of the nominal value is treated as a reduction of additional paid-in capital.

Derivative Financial Instruments and Hedging Activities

The Company's interest-rate swap agreements, foreign currency options and forward exchange contracts are recorded at fair value. Changes in the fair value of interest-rate swap agreements, forward exchange and currency options contracts, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within Financial Items.

Changes in the fair value of any derivative instrument that we have formally designated as a hedge, are recognized in Accumulated other comprehensive income (loss) in the Consolidated Balance Sheets. Any change in fair value relating to an ineffective portion of a designated hedge is recognized, in the Consolidated Statement of Operations. When the hedged item affects the income statement, the gain or loss included in accumulated other comprehensive income is reported on the same line in the Consolidated Statements of Operations as the hedged item.

Financial instruments such as forward contracts to purchase shares that do not qualify as derivative instruments are not recognized on the balance sheet, unless deemed impaired. Such instruments are off-balance sheet transactions and result in only disclosures to the financial statements.

Income taxes

Seadrill is a Bermuda company. Currently, Seadrill is not required to pay taxes in Bermuda on ordinary income or capital gains as we qualify as an exempt company. The Company has received written assurance from the Minister of Finance in Bermuda that it will be exempt from taxation until March 2035. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently income taxes have been recorded in these jurisdictions when appropriate.

Significant judgment is involved in determining the provision for income taxes. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. Seadrill recognizes tax liabilities based on its assessment of whether its tax positions are more likely than not sustainable, based on the technical merits and considerations of the relevant taxing authority's widely understood administrative practices and precedence.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Deferred charges

Loan related costs, including debt arrangement fees, are capitalized and amortized over the term of the related loan and are included in interest expense.

Convertible debt

Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met (including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative).

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.

Total Return Equity Swaps

From time to time, the Company enters into total return equity swaps ("TRS") indexed to the Company's own shares, where the counterparty acquires shares in the Company and the Company carries the risk of fluctuations in the share price of the acquired shares. The fair value of each TRS is recorded as an asset or liability, with the changes in fair value recorded in the consolidated statement of operations. The Company may, from time to time, enter into TRS arrangements indexed to shares in other companies which are accounted for in a similar manner.

Share-based compensation

The Company has established an employee share ownership plan under which employees, directors and officers of the Group may be allocated options to subscribe for new shares in the ultimate parent, Seadrill Limited. The compensation cost for share options is recognized as an expense over the service period based on the fair value of the options granted.

The fair value of the share options issued under the Company's employee share option plans is determined at grant date taking into account the terms and conditions upon which the options are granted, and using a valuation technique that is consistent with generally accepted valuation methodologies for pricing financial instruments, and that incorporates all factors and assumptions that knowledgeable, willing market participants would consider in determining fair value. The fair value of the share options is recognized as personnel expenses with a corresponding increase in equity over the period during which the employees become unconditionally entitled to the options. Compensation cost is initially recognized based upon options expected to vest with appropriate adjustments to reflect actual forfeitures. National insurance contributions arising from such incentive programs are expensed when the options are exercised.

Provisions

A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Segment reporting

We have in 2011 and 2012 significantly expanded our fleet of drilling rigs through acquisitions of new rigs and newbuilding orders. In response to this development we reviewed our internal reporting structure including the operating and reporting business segments in 2011. The review resulted in a change in our reporting segments with effect from January 1, 2011.

As of December 31, 2012, the Company has three reportable business segments which include floaters, jack-up rigs and tender rigs. The well services business segment included the activities of Archer which performs various services related to platform drilling, drilling facility engineering, well intervention and oilfield services. With effect from the end of February 2011, Archer has been deconsolidated and the well services segment is no longer part of our consolidated financial statements.

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. All transactions between the related parties are based on the principle of arm's length.

Earnings per share

Basic earnings per share ("EPS") is calculated based on the income (loss) for the period available to common stockholders divided by the weighted average number of shares outstanding for basic EPS for the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments which for the Company includes share options and convertible debt. The determination of dilutive earnings per share requires the Company to potentially make certain adjustments to net income and for the weighted average shares outstanding used to compute basic earnings per share unless anti-dilutive.

Reclassifications

Certain reclassifications have been made to prior period amounts to conform to the current year presentation. These reclassifications did not have a material effect on the consolidated financial statements (refer to the Basis of preparation stated above).

Recently Issued Accounting Standards

Balance sheet—Effective January 1, 2013, we will adopt the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments. The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement. The update is effective for interim and annual periods beginning on or after January 1, 2013. We do not expect that our adoption will have a material effect on our consolidated balance sheet.

Balance sheet—Effective January 1, 2013, we will adopt the accounting standards update that requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. We do not expect that our adoption will have a material effect on our financial statements.

Segment information	12 Months Ended
Dec. 31, 2012
Segment information [Abstract]
Segment information
Note 3 – Segment information

Operating segments

The Company provides drilling and related services to the offshore oil and gas industry. Our business has been organized into segments based on differences in management structure and reporting, economic characteristics, customer base, asset class, and contract structure. We currently operate in the following three segments:

Floaters: We offer services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to semi-submersible rigs and drillships for harsh and benign environments in mid-, deep- and ultra-deep waters.

Jack-up rigs: We offer services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to jack-up rigs for operations in harsh and benign environment.

Tender rigs: We offer services encompassing drilling, completion and maintenance of offshore production wells in Southeast Asia, West Africa and the Americas. The drilling contracts relate to self-erecting tender rigs and semi-submersible tender rigs.

Segment results are evaluated on the basis of operating revenues, and the information given below is based on information used for internal management reporting. The accounting principles for the segments are the same as for our consolidated financial statements.

Revenues (excluding gain on sale of drilling units)

(In US$ millions)	2012	2011	2010

Floaters	2,859	2,694	2,264
Jack-up rigs	861	776	578
Tender Rigs	758	589	482
Well Services	-	133	717
Total	4,478	4,192	4,041

Depreciation and amortization

(In US$ millions)	2012	2011	2010

Floaters	412	358	301
Jack-up rigs	146	135	99
Tender Rigs	57	63	57
Well Services	-	7	23
Total	615	563	480

Operating Income – net income

(In US$ millions)	2012	2011	2010

Floaters	1,250	1,328	1,140
Jack-up Rigs	225	220	199
Tender Rigs	316	221	222
Well Services	-	5	64
Operating income	1,791	1,774	1,625
Unallocated items:
Total financial items	(354)	(103)	(294)
Income taxes	(232)	(189)	(159)
Net income	1,205	1,482	1,172

Total assets

(In US$ millions)	2012	2011

Floaters	13,725	12,600
Jack-up Rigs	4,210	4,200
Tender Rigs	1,697	1,504
Total	19,632	18,304

Goodwill

(In US$ millions)	2012	2011

Floaters	890	890
Jack-up Rigs	281	281
Tender Rigs	149	149
Total	1,320	1,320

As a consequence of the change in segment structure from 2011, the Goodwill has been reassigned to the reporting units affected using a relative fair value allocation approach.

Total liabilities

(In US$ millions)	2012	2011

Floaters	9,514	8,274
Jack-up Rigs	2,918	2,745
Tender Rigs	1,176	983
Total	13,608	12,002

Capital expenditures – fixed assets

(In US$ millions)	2012	2011	2010

Floaters	1,342	1,805	1,330
Jack-up Rigs	150	495	877
Tender Rigs	198	243	134
Well Services	-	-	27
Total	1,690	2,543	2,368

Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the Company's revenues and fixed assets by geographic area:

Revenues (excluding gain on sale of assets)

(In US$ millions)	2012	2011	2010

Norway	815	966	1,393
UK	230	56	151
Brunei	95	54	66
Thailand	310	303	165
Malaysia	226	207	62
Congo	2	-	37
Nigeria	419	235	204
Canada	66	-	-
USA	260	202	186
Brazil	629	913	710
China	183	299	230
Indonesia	92	130	159
Philippines	-	-	109
Vietnam	180	157	150
Angola	358	337	182
Red Sea	-	-	68
Trinidad & Tobago	83	41	-
Ghana	122	-	-
Saudi Arabia/Kuwait	146	127	69
Mexico	137	49	-
Other	125	116	100
Total	4,478	4,192	4,041

Fixed assets – operating drilling units (1)

(In US$ millions)	2012	2011

Norway	1,868	2,007
UK	1,112	-
Brunei	197	38
Thailand	354	605
Malaysia	690	333
Congo	161	-
Nigeria	1,148	1,191
Canada	546	-
USA	1,296	496
Brazil	1,714	2,096
China	-	1,091
Indonesia	99	321
Vietnam	337	336
Angola	945	979
Trinidad & Tobago	252	424
Ghana	655
Saudi Arabia	661	331
Mexico	593	605
Other	267	370
Total	12,894	11,223

(1)
The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

Taxation	12 Months Ended
Dec. 31, 2012
Taxation [Abstract]
Taxation
Note 4 – Taxation

Income taxes consist of the following:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Current tax expense:
Bermuda	-	-	-
Foreign	167	328	184
Deferred tax expense:
Bermuda	-	-	-
Foreign	58	24	14
Deferred taxes acquired during the year	-	-	-
Tax related to internal sale of assets in subsidiary, amortized for group purposes	7	(163)	(39)
Total provision	232	189	159
Effective tax rate	16.1%	11.3%	12.1%

The Company, including its subsidiaries, is taxable in several jurisdictions based on its rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, the Company may pay tax within some jurisdictions even though it might have an overall loss at the consolidated level.

The income taxes for the years ended December 31 differed from the amount computed by applying the statutory income tax rate of 0 % as follows:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Income taxes at statutory rate	-	-	-
Effect of transfers to new tax jurisdictions	7	(163)	(39)
Effect of change on uncertain tax positions relating to prior year	91	24	-
Effect of change in taxable currency	-	-	-
Effect of taxable income in various countries	134	328	198
Total	232	189	159

Deferred Income Taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In US$ millions)	December 31, 2012	December 31, 2011

Pension	8	11
Provisions	3	15
Property, plant and equipment	-	9
Other	2	8
Gross deferred tax asset	13	43

Deferred Tax Liability:

(In US$ millions)	December 31, 2012	December 31, 2011

Property, plant and equipment	5	-
Gain from sale of fixed assets	23	31
Foreign exchange	54	-
Other	1	13
Gross deferred tax liability	83	44

Net deferred tax	(70)	(1)

Net deferred taxes are classified as follows:

(In US$ millions)	December 31, 2012	December 31, 2011

Short-term deferred tax asset	-	10
Long-term deferred tax asset	13	33
Short-term deferred tax liability	6	10
Long-term deferred tax liability	77	34
Net deferred tax	70	1

Future taxable income justifies the inclusion of tax loss carry-forward in the calculation of net deferred taxes.

Uncertain tax positions

In October 2011, the tax authorities in Norway issued a tax reassessment pertaining to tax filings made by our consolidated subsidiary, North Atlantic Drilling Limited ("North Atlantic") for the years 2007 through 2009. The following issues were addressed in the tax reassessment:

a)
the Company's 2007 tax positions relating to a possible taxable gain arising from the transfer of certain legal entities to a different tax jurisdiction. These positions also affect the relevant filed tax assessments for 2008, 2009 and 2010. To the extent there is a taxable gain, there is also an uncertainty related to the amount of such gain, and this, in turn, is affected by the timing of the transfer of the domiciles of the legal entities to a new tax jurisdiction. In the Company's opinion, the transfer by the legal entities of their domiciles took place in December 2007.

b)
the principles for conversion of the functional currency for several Norwegian subsidiaries for tax reporting purposes. In the Company's view, applicable tax legislation is subject to various interpretations related to the calculation of the tax basis measured in Norwegian kroner. There is ongoing correspondence with tax authorities with regards to calculation methods for conversion of accounts in functional currency to taxable income in Norwegian kroner.

Management remains of the opinion that the tax authorities' position, related to item a) above, is based on an unconstitutional retroactive application of the law. We will vigorously defend ourselves against this claim and we have filed legal action in Norway to mitigate the liability. The case is set to be heard in October 2013 in the Oslo District Court. As for item b) above, we are in ongoing discussions with the tax authorities. In the event that we are successful in defending ourselves against these claims, current year and previous year amounts that have been recognized would be reversed into the Consolidated Statement Operations.

Management has performed an analysis for uncertain tax positions in the various jurisdictions in which the Company operates, in accordance with ASC Topic 740 Income Taxes. The Company has recognized additional expense in the Consolidated Statement of Operations of $91 million in 2012 to reflect the impact for the items above based of ongoing discussions with the tax authorities.

In 2011 the Company recorded tax expense of $24 million in the Consolidated Statement of Operations and $39 million as deferred charges in the Consolidated Balance Sheet, which is amortized over the remaining lifetime of the sold drilling units.

The changes to our liabilities related to unrecognized tax benefits, excluding interest and penalties that we recognize as a component of income tax expense, where as follows:

	Year ended December 31
(In US$ millions)	2012	2011	2010
Balance beginning of period	63	-	-
Additions during the period	91	63	-
Balance end of period	154	63	-

In relation to the above mentioned possible tax claims, Seadrill Limited has provided North Atlantic Drilling Limited with a liquidity facility covering any liquidity exposure for North Atlantic Drilling Limited and where Seadrill Limited will keep North Atlantic Drilliing Limited harmless for any tax claim exceeding $63 million related to the move of legal entities to a new tax jurisdiction and the use of US dollar as the functional currency for tax reporting purposes.

The parent company, Seadrill Limited, is headquartered in Bermuda where we have been granted a tax exemption until 2035. Other jurisdictions in which the Company and its subsidiaries operate are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, the Company may pay tax within some jurisdictions even though it may have an overall loss at the consolidated level. The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
Australia	2008
Nigeria	2007
Norway	2007
Thailand	2003

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Earnings per share

Note 5 – Earnings per share

The components of the numerator and denominator for the calculation of basic and diluted earnings per share resulting from continuing operations are as follows:

	Net income	Weighted average million of shares outstanding	Earnings per share
2010
Earnings per share	1,117	409	2.73
Effect of dilution:
Convertible bonds	228	60
Share options	-	2
Diluted earnings per share**	1,345	471	2.73

2011
Earnings per share	1,401	459	3.05
Effect of dilution:
Convertible bonds	45	28
Share options	-	1
Diluted earnings per share	1,446	488	2.96

2012
Earnings per share	1,108	469	2.37
Effect of dilution:
Convertible bonds	37	20
Share options	-	1
Diluted earnings per share	1,145	490	2.34

**The loss on debt extinguishment of $145 million has been added back to net income in addition to interest expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.

Other revenues	12 Months Ended
Dec. 31, 2012
Other revenues [Abstract]
Other revenues
Note 6 – Other revenues

Other revenues comprise the following items:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Amortization of unfavorable contracts	-	24	39
Amortization of favorable contracts	(12)	(23)	(13)
Revenues related party	15	0	0
Total	3	1	26

The unfavorable contract values arose from the acquisition of Smedvig and Eastern Drilling in 2006 and represent the net present value of the existing contracts compared to the current market rates, discounted at the weighted average cost of capital. The estimated unfavorable contract values have been amortized and recognized under other revenues over the terms of the contracts, ranging from two to five years and are fully amortized at December 31, 2011. The favorable contract values arose from the acquisition of Scorpion in June 2010 and are amortized over a period ranging from 20 to 36 months. As of December 31, 2012 unamortized amount of favorable contracts amounted to $3 million. Related party revenues are with Varia Perdana and its subsidiary Crest Tender Rigs Pte Ltd (together "Varia Group"), and Asia Offshore Drilling. We provide management support and administrative services for Asia Offshore Drilling and receive bare boat fees from Varia Group.

Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income [Abstract]
Other comprehensive income
Note 7 – Accumulated other comprehensive income

Accumulated other comprehensive income for the years December 31, 2012 and December 31, 2011:

(In US$ millions)	December 31,	December 31,
	2012	2011
The total balance of accumulated other comprehensive income is made up as follows:
Unrealized gain on marketable securities	206	1
Unrealized gain on foreign exchange	67	54
Actuarial gain/(loss) relating to pension	(30)	(11)
Unrealized gain/ (loss) on interest rate swaps in VIEs	(49)	(49)
Accumulated other comprehensive income	194	(5)

The applicable amount of income taxes associated with each component of other comprehensive income is $0 due to the fact that the items relate to companies domiciled in non-taxable jurisdictions. However, for actuarial loss related to pension, the accumulated applicable amount of income taxes is $8 million ($3 million in 2011) as this item is related to companies domiciled in Norway where the tax rate is 28%.

Gain on sale of assets	12 Months Ended
Dec. 31, 2012
Gain on sale of assets [Abstract]
Gain on sale of assets
Note 8 – Gain on sale of assets

The Company has recognized the following gains and losses on sales of assets:
(In US$ millions)	Net proceeds	Book value on disposal	Gain/Loss
Year ended December 31, 2012:	-	-	-
Total for year ended December 31, 2012	-	-	-

Year ended December 31, 2011:
Sale of jack-up West Juno	248	226	22
Total for year ended December 31, 2011	248	226	22

Year ended December 31, 2010:
Sale of Jack-up rig West Larissa	55	29	26
Total for year ended December 31, 2010	55	29	26

Operating leases	12 Months Ended
Dec. 31, 2012
Operating leases [Abstract]
Operating leases
Note 9 – Operating leases

The Company has operating leases relating to premises, the most significant being its offices in Stavanger, London, Singapore, Houston, Rio de Janeiro, Dubai and Aberdeen. In the years ended December 31, 2012, 2011 and 2010 rental expenses amounted to $25 million, $20 million and $21 million, respectively. Future minimum rental payments are as follows:

Year	US$ million
2013	23
2014	13
2015	10
2016	7
2017	8
2018 and thereafter	21
Total	82

Impairment loss on marketable securities and investments in associated companies	12 Months Ended
Dec. 31, 2012
Impairment loss on marketable securities and investments in associated companies [Abstract]
Impairment loss on marketable securities and investments in associated companies
Note 10 – Impairment loss on marketable securities and investments in associated companies

As at December 31, 2012, the Company owns a number of shares, share purchase agreements and bonds in companies including Archer Ltd., Asia Offshore Drilling Ltd., Varia Perdana Bhd., Tioman Drilling, Sevan
Drilling, Seabras Sapura, Itaunas Drilling, Camburi Drilling, Sahy Drilling, Petromena and SapuraKencana Petroleum Berhad.

In 2012, the Company determined that the decline in fair value of the Archer investment was other than temporary based primarily upon its evaluation of the severity of the excess of its cost basis over the market price of the security and the prospects for recovery within 2013. As a result, an impairment loss was recognized reducing its cost basis of this associated company to the market price of the shares in question as of December 31, 2012, which was $121 million. The impairment loss amounted to $221 million and is presented as share of result from associated companies in the consolidated statements of operations.

In 2011, the Company determined that the decline in fair value of the Archer investment was other than temporary based primarily upon its evaluation of the severity of the excess of its cost basis over the market price of the security and the future prospects. As a result, an impairment loss was recognized reducing its cost basis of this associated company to the market price of the shares in question as of December 31, 2011, which was $393 million. The impairment loss amounted to $463 million and is presented as share of result from associated companies in the consolidated statements of operations.

In 2011, the Company determined that the decline in fair value of its Seahawk Drilling Inc, "Seahawk", shares was other than temporary and as a result, an impairment loss was recognized reducing its cost basis to the market price of the shares in question as of December 31, 2011. The impairment loss amounted to $10 million and has been classified as a separate line item in the consolidated statements of operations.

In 2010, the Company determined that the decline in fair value of its Seahawk shares was other than temporary and as a result, an impairment loss was recognized reducing its cost basis to the market price of the shares in question as of December 31, 2010. The loss of $15 million was classified as a separate line item in the income statement.

Deconsolidation of subsidiary	12 Months Ended
Dec. 31, 2012
Deconsolidation of subsidiary [Abstract]
Deconsolidation of subsidiary
Note 11 – Deconsolidation of subsidiary

Prior to February 23, 2011, Seawell Ltd was a consolidated subsidiary of Seadrill. On February 23, 2011, the stockholders in Allis-Chalmers Inc approved a merger agreement and a plan of merger, involving Allis-Chalmers, Seawell and Wellco Sub Company, pursuant to which Allis-Chalmers became a subsidiary of Seawell. At the same time Seawell was renamed Archer.

As of February 23, 2011, we held 117,798,650 shares in Archer. Based on closing share price of NOK34.00 on February 23, 2011, this ownership had a gross value of $711 million. As a consequence of the merger, our ownership interest in Archer was reduced from 52.3% to 36.4%, and as such, Archer was deconsolidated as of February 23, 2011.

A change in control is considered a re-measurement event; therefore, upon losing control of Archer, we re-measured at fair value any retained equity interest in the former subsidiary.

(In US$ millions)	December 31, 2011

Fair value of the consideration received	-
Fair value of the retained non-controlling investment	711
The carrying amount of non-controlling interest in Archer	330
The carrying amount of Archer's assets and liabilities	(564)
Accumulated translation adjustments recycled from OCI into profit & loss	70
Accumulated actuarial loss recycled from OCI into profit & loss	(7)
Total gain	540

Subsequent to the deconsolidation, the Company purchased shares in Archer for $167 million, increasing our ownership to 39.9%. The total carrying value was impaired in 2012 and 2011, refer note 10 "Impairment loss on marketable securities and investments in associated companies."

In August 2010, Archer issued 115,400,000 new shares of par value $2.00 each at a price of NOK23.00 per share, raising a total of NOK2.6 billion. The Company subscribed for 34,873,000 of the new shares and, at the same time purchased an additional 1,757,000 shares. As a result, the Company's shareholding was reduced from 73.8% to 52.3%. Following the FASB authoritative guidance amending the accounting and reporting requirements for decreases in ownership of a subsidiary, issued in January 2010, this transaction was recorded as non-controlling interest in the balance sheet.

Restricted cash	12 Months Ended
Dec. 31, 2012
Restricted cash [Abstract]
Restricted cash
Note 12 – Restricted cash

Restricted cash includes:

(In US$ millions)	December 31, 2012	December 31, 2011

CIRR deposits (see Note below)	270	298
Margin calls related to share forward agreements	69	137
Restricted deposit related to loan facility	5	5
Tax withholding deposits	58	42
Total restricted cash	402	482
Long-term restricted cash (related to CIRR deposits and loan facility)	218	250
Short-term restricted cash	184	232

Note: CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate ("CIRR") loans from Exportfinans ASA, the Norwegian export credit agency (see Note 22). The deposits are used to make repayments of the CIRR loans.

Marketable securities	12 Months Ended
Dec. 31, 2012
Marketable securities [Abstract]
Marketable securities
Note 13 – Marketable securities
Marketable securities held by the Company are equity securities considered to be available-for-sale securities or trading securities.

(In US$ millions)	December 31, 2012	December 31, 2011

Original cost	128	24
Unrealized gain on marketable securities	205	-
Carrying value	333	24

Year end 2011 the Company owned a 23.6% share in SapuraCrest Petroleum Bhd, which was accounted for using the equity method investment with income pickup in arrears. On May 17, 2012 SapuraCrest Petroleum Bhd and Kencana Petroleum Bhd merged resulting in dilution of our shareholdings from 23.6% to 11.8% recognizing a gain of $169 million presented in the statement of operations. The investment was consequently transferred from Investment in associated companies to an investment accounted for at fair value as an available-for-sale security. During first half of 2012 we further reduced our ownershare to 6.4% through sale of shares recognizing a gain of $84 million presented in the statement of operations.

The net unrealized holding gains as of December 31, 2012 amounted to $205 million. This represents the unrealized gain on our SapuraKencana investment recorded in accumulated other comprehensive income in the balance sheet.

The net unrealized holding gains as of December 31, 2011 amounted to zero. This represents the net of $1 million unrealized gain recorded in accumulated other comprehensive income in the balance sheet and an unrealized loss of $1 million recorded through the profit and loss statement.

Marketable securities held by us include approximately 81.1% of the partially redeemed Petromena NOK2,000 million bond ("Petromena") and 6.4% of SapuraKencana . Marketable securities and changes in their carrying value are as follows:

(In US$ millions)	Ensco	Petromena	Golden Close	Sapura Kencana	Total

Historic cost at December 31, 2011	5	4	15	-	24
Fair Market value adjustments recognized via OCI	-	-	1	-	1
Fair Market value adjustments recognized via P&L	(1)	-	-	-	(1)
Net book value at December 31, 2011	4	4	16	-	24
Additions	-	-	-	237	237
Fair market value adjustments recognized via OCI	-	-	-	84	84
Release of OCI into profit & loss	-	-	(1)	(84)	(85)
Realization of historic cost	(4)	-	(15)	(113)	(132)
Other than temporary impairments	-	-	-	-	-
Historic cost at Dec 31, 2012	-	4	-	124	128
Fair Market value adjustments recognized via OCI	-	-	-	205	205
Fair Market value adjustments recognized via P&L	-	-	-	-	-
Net book value at December 31, 2012	-	4	-	329	333

Accounts receivable	12 Months Ended
Dec. 31, 2012
Accounts receivable [Abstract]
Accounts receivable
Note 14 – Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at December 31, 2012 was $13 million (2011: $25 million).

The Company did not recognize any bad debt expenses in 2012, 2011, or 2010, but has instead reduced contract revenue for the disputed amounts.

Other current assets	12 Months Ended
Dec. 31, 2012
Other current assets [Abstract]
Other current assets
 Note 15 – Other current assets

Other current assets include:

(In US$ millions)	December 31, 2012	December 31, 2011

Prepaid expenses	89	25
Deferred charges – short term portion	24	26
Accrued revenue	15	-
Unrealized gain on total return swap agreements	7	11
Reimbursable amounts due from customers	49	154
Favorable contracts	2	12
Other	123	95
Total other current assets	309	323

Investment in associated companies	12 Months Ended
Dec. 31, 2012
Investment in associated companies [Abstract]
Investment in associated companies
Note 16 – Investment in associated companies

The Company has the following investments that are recorded using the equity method:

	December 31, 2012	December 31, 2011	December 31, 2010

SapuraCrest Bhd ("SapuraCrest")*	- *	23.6%	23.6%
Varia Perdana Sdn Bhd ("Varia Perdana")	49.0%	49.0%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman")	49.0%	49.0%	49.0%
C6 Technologies AS ("C6")***	-	-	50.0%
Archer ("Archer")***	39.9%	39.9%	-
Asia Offshore Drilling ("AOD")**	66.2%	33.8%	-
Sevan Drilling ("Sevan Drilling")	28.5%	28.5%	-
Seabras Sapura Participacoes SA ("Seabras Sapura Participacoes")	50%	-	-
Seabras Sapura Holdco Ltd ("Seabras Sapura Holdco")	50%	-	-
Itaunas Drilling B.V. ("Itaunas Drilling")	30%	-	-
Camburi Drilling B.V. ("Camburi Drilling")	30%	-	-
Sahy Drilling B.V. ("Sahy Drilling")	30%	-	-

* In 2012, the Company's ownership share in SapuraCrest Petroleum Bhd was reduced from 23.5% to 6.3%. This is now accounted for as available-for-sale marketable securities.

**During 2012 the Company's ownership in AOD increased from 33.8% to 66.2%. Even though the Company has 66.2% ownership in AOD, the Company does not have control and therefore, we do not consolidate AOD into Seadrill's financial statements as of December 31, 2012. We continue to account for this as an equity method investment.

*** In February 2011, we deconsolidated our majority-owned subsidiary Archer (formerly Seawell Limited). Archer is now accounted for as an associated company.

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2012
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Varia Perdana	98	154	37	-
Tioman	82	1	61	-
Archer	639	1,945	685	972
AOD	32	141	6	-
Sevan Drilling	133	1,586	266	791
Seabras Sapura Participacoes	-	42	-	-
Seabras Sapura Holdco	-	117	-	117
Itaunas Drilling	5	114	109	-
Camburi Drilling	4	121	113	-
Sahy Drilling	2	109	66	36
TOTAL	995	4,330	1,343	1,916

	As of December 31, 2011
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
SapuraCrest	716	514	505	198
Varia Perdana	136	157	64	33
Tioman	80	-	70	-
Archer	638	2,176	466	1,061
AOD	49	122	3	-
Sevan Drilling	224	1,375	117	810
TOTAL	1,843	4,344	1,225	2,102

Summarized statement of operations information for the Company's equity method investees is as follows:

	Year ended December 31, 2012
(In US$ millions)	Operating revenues	Net operating income	Net income
Varia Perdana	106	85	83
Tioman	157	12	6
Archer	2,191	(322)	(375)
AOD	-	(2)	(2)
Sevan Drilling	173	11	(12)
Seabras Sapura Participacoes	-	-	(1)
Seabras Sapura Holdco	-	-	-
Itaunas Drilling	-	-	-
Camburi Drilling	-	-	-
Sahy Drilling	-	(1)	(1)
TOTAL	2,627	(217)	(302)

	Year ended December 31, 2011
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	866	166	147
Varia Perdana	119	96	96
Tioman	190	(2)	(4)
Archer	1,855	(16)	(77)
AOD	-	(4)	(4)
Sevan Drilling	116	8	(50)
TOTAL	3,146	248	108

	Year ended December 31, 2010
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	1,043	118	122
Varia Perdana	164	99	99
Tioman	247	9	5
C6	-	(1)	(1)
TOTAL	1,454	225	225

SapuraCrest is a company incorporated and listed on the Malaysian stock exchange, which provides drilling and related services to offshore oil and gas industries in Malaysia and other countries.

Varia Perdana is a company incorporated in Malaysia, which operates a fleet of tender rigs. It is 51% owned by SapuraCrest Bhd and 49% owned by Seadrill.

Tioman is a company incorporated in Malaysia, which provides well services. It is 51% owned by SapuraCrest Bhd. and 49% owned by Seadrill.

Archer is a company listed in Oslo Stock Exchange and provides drilling and well services.

Asia Offshore Drilling was established by Mermaid Maritime Public Company Limited in late 2010 when two MOD-V B Class jack-up rigs were ordered at Keppel FELS in Singapore. AOD has additional option agreements for construction of two similar units and the Company is now responsible for the construction supervision, project management and commercial management of all of AODs jack-up rigs.

Sevan Drilling is a Norwegian public limited liability company (ASA), with its tax residency in Norway. The company was listed on the Oslo Axess in May 2011 and transferred to Oslo Stock Exchange in February 2012.

Seabras Sapura Participacoes SA is a company incorporated in Brazil, which currently constructs one pipelying vessel. It is 50% owned by TL Offshore Sdn. Bhd. and 50% owned by Seadrill.

Seabras Sapura Holdco Ltd is a company incorporated in Bermuda, which currently constructs two pipelying vessels. It is 50% owned by TL Offshore Sdn. Bhd. and 50% owned by Seadrill.

Itaunas Drilling BV is a company incorporated in Holland, which currently constructs a Drillship. It is 70% owned by Sete International GmbH and 30% owned by Seadrill.

Camburi Drilling BV is a company incorporated in Holland, which currently constructs a Drillship. It is 70% owned by Sete International GmbH and 30% owned by Seadrill.

Sahy Drilling BV is a company incorporated in Holland, which currently constructs a Drillship. It is 70% owned by Sete International GmbH and 30% owned by Seadrill.

At the year-end the book values of the Company's investment in associated companies are as follows:

(In US$ millions)	December 31, 2012	December 31, 2011

SapuraCrest	-	106
Tioman	7	1
Varia Perdana	108	102
Archer	121	393
AOD	117	53
Sevan Drilling	66	66
Seabras Sapura Participacoes	21	-
Seabras Sapura Holdco	59	-
Itaunas Drilling	3	-
Camburi Drilling	4	-
Sahy Drilling	3	-
Total	509	721

The quoted market prices for Archer, AOD and Sevan Drilling as at December 31, 2012, were $121 million, 137 million and 68 million, respectively. Quoted market prices for all our other equity investments are not available because these companies are not publicly traded

At year-end the share of recorded equity in the statutory accounts of the Company's associated companies are as follows:

(In US$ millions)	December 31, 2012	December 31, 2011	December 31, 2010

SapuraCrest	-	124	112
Tioman	10	5	7
Varia Perdana	105	96	100
C6	-	-	6
Archer	370	514	-
AOD	110	57	-
Sevan Drilling	189	188	-
Seabras Sapura Participacoes	22	-	-
Seabras Sapura Holdco	-	-	-
Itaunas Drilling	3	-	-
Camburi Drilling	4	-	-
Sahy Drilling	3	-	-
Total	816	984	225

Newbuildings	12 Months Ended
Dec. 31, 2012
Newbuildings [Abstract]
Newbuildings
Note 17 – Newbuildings
(In US$ millions)	December 31, 2012	December 31, 2011
Opening balance	2,531	1,247
Additions	1,267	2,308
Capitalized interest and loan related costs	76	73
Re-classified as Drilling Units	(1,992)	(1,097)
Closing balance	1,882	2,531

Drilling units	12 Months Ended
Dec. 31, 2012
Drilling units [Abstract]
Drilling units
Note 18 – Drilling units
(In US$ millions)	December 31, 2012	December 31, 2011
Cost	15,177	12,898
Accumulated depreciation	(2,283)	(1,675)
Net book value	12,894	11,223

Depreciation and amortization expense was $608 million, $547 million and $448 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and other intangible assets [Abstract]
Goodwill and other intangible assets
Note 19 – Goodwill and other intangible assets

There have been no business acquisitions for the year ended December 31, 2012.

In January 2011, our subsidiary Archer (formerly named Seawell) acquired Universal Wireline for $26 million on a debt and cash free basis, however Universal was deconsolidated together with Archer in February 2011. There were no other acquisitions in 2011.

As described in Note 2 "Accounting policies", the Company tests the value of goodwill at the end of each financial year and if the book value exceeds the fair value an impairment loss is taken. In the years ended December 31, 2012, 2011 and 2010 no impairment losses were recognized.

Goodwill:

(In US$ millions)	December 31, 2012	December 31, 2011
Net book balance at January 1	1,320	1,676
Goodwill acquired during the year	-	-
Impairment losses	-	-
Currency adjustments	-	15
Deconsolidation Archer	-	(371)
Net book balance of December 31	1,320	1,320

Other intangible assets:

Other intangible assets relate to customer relationships, technology and trademarks within the operating segment Well Services.

(In US$ millions)	December 31, 2012	December 31, 2011
Net book balance at January 1	-	57
Intangible assets acquired during the year	-	-
Depreciation	-	-
Deconsolidation Archer	-	(57)
Net book balance of December 31	-	-

Equipment	12 Months Ended
Dec. 31, 2012
Equipment [Abstract]
Equipment
Note 20 – Equipment

Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2012	December 31, 2011
Cost	62	40
Accumulated depreciation	(22)	(15)
Net book value	40	25

Depreciation and amortization expense was $7 million, $16 million and $27 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Other non-current assets	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets
Note 21 –  Other non-current assets
(In US$ millions)	December 31, 2012	December 31, 2011
Other non-current assets consists of:
Deferred charges – long-term portion	74	65
Deferred tax effect of internal transfer of assets	140	149
Favorable contracts	-	2
Deferred mobilization costs – long-term portion	118	-
Other	70	18
Total other non-current assets	402	234

Deferred charges represent debt arrangement fees that are capitalized and amortized to interest expense over the life of the debt instrument.

(In US$ millions)	December 31, 2012	December 31, 2011

Debt arrangement fees	241	204
Accumulated amortization	(143)	(113)
Total book value	98	91
Less: Short-term portion	(24)	(26)
Long-term portion	74	65
Amortization for the period	30	31

Long-term interest bearing debt and interest expenses	12 Months Ended
Dec. 31, 2012
Long-term interest bearing debt and interest expenses [Abstract]
Long-term interest bearing debt and interest expenses
Note 22 – Long-term interest bearing debt and interest expenses

As of December 31, 2012 and 2011, the Company had the following debt facilities:

(In US$ millions)	December 31, 2012	December 31, 2011
Credit facilities
$1,500 facility	882	1,059
$800 facility	227	272
$585 facility	-	337
$100 facility	69	74
$700 facility	560	630
$1,200 facility	867	1,000
$900 facility	731	-
$440 facility	101	-
$1,121 Lloyd's facility	1,019	985
$2,000 facility (North Atlantic)	1,750	1,917
$170 facility	83	92
$550 facility	495	550
$400 facility	360	400
Total Bank Loans + other	7,144	7,316
Ship Finance International Loans
$700 facility	397	470
$1,400 facility	822	939
Total Ship Finance Facilities	1,219	1,409
Bonds and convertible bonds
Bonds	1,567	425
Convertible bonds	561	545
Total Bonds	2,128	970
Other credit facilities with corresponding restricted cash deposit	270	298

Total interest bearing debt	10,761	9,993
Less: current portion	(2,066)	(1,419)
Long-term portion of interest bearing debt	8,695	8,574

The outstanding debt as of December 31, 2012 is repayable as follows:

(In US$ millions)	December 31, 2012
2013	2,066
2014	1,738
2015	1,904
2016	1,017
2017 and thereafter	4,125
Effect of amortization of convertible bond	(89)
Total debt	10,761

Credit facilities

$1,500 million secured credit facility

In June 2009, the Company entered into a $1,500 million senior secured loan facility with a syndicate of banks and export credit facility agents, to partly fund the acquisition of the jack-up rigs West Capella, West Sirius, West Ariel and West Aquarius, which have been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $1,733 million. The facility bears interest at LIBOR plus 3.25% per annum and is repayable over a term of five years. The outstanding balance at December 31, 2012 was $882 million, as compared to $1,059 million in 2011. At maturity a balloon payment of $662 million is due. We do not have any undrawn capacity on this facility at year end.

$800 million secured term loan

In August 2005, the Company entered into a $300 million secured term loan facility with a syndicate of banks to partly fund the acquisition of two semi-submersible rigs, West Eminence and West Phoenix, which have been pledged as security. The facility was amended and increased in 2006 to $800 million. The facility was amended again in 2011 due to West Phoenix was moved to North Atlantic Drilling Ltd. As a result of this, only West Eminence was pledged as security as per December 31, 2012. The net book value at December 31, 2012 of the unit pledged as security is $631 million. The facility consists of two tranches, and bears interest at LIBOR plus 1.70% and 3.5% per annum. As of December 31, 2012, the outstanding balance was $227 million, as compared to $272 million in 2011. The final repayment of $183 million is due in 2013. We do not have any undrawn capacity on this facility at year end.

$100 million secured term loan

In April 2008, the Company entered into a $100 million secured term loan facility with two banks to partly fund the acquisition of the tender rig T-11, which has been pledged as security. The net book value at December 31, 2012 of the unit pledged as security is $79 million. The facility bears interest at a fixed rate of 3.03% per annum and is repayable over a term of six years. As of December 31, 2012, the outstanding amount on this facility was $69 million, as compared to $74 million in 2011. At maturity a balloon payment of $60 million is due. We do not have any undrawn capacity on this facility at year end.

$700 million secured term loan

In October 2010, the Company entered into a $700 million secured loan facility with a syndicate of banks to partly fund the acquisition of seven jack-up drilling rigs, which have been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $1,126 million. The facility bears interest at LIBOR plus 2.50% per annum and is repayable over a term of five years. As of December 31, 2012, the outstanding balance was $560 million, as compared to $630 million in 2011. At maturity a balloon payment of $350 million is due in October 2015. We do not have any undrawn capacity on this facility at year end.

$1,200 million secured term loan

In June 2010, the Company entered into a $1,200 million secured facility with a group of various commercial lending institutions and export credit agencies. The loan is secured by first priority mortgages on one ultra-deepwater semi-submersible drilling rig (West Orion), one ultra-deepwater drillship (West Gemini) and one tender rig (West Vencedor). The net book value at December 31, 2012 of the units pledged as security is $1,477 million. The facility bears interest at LIBOR plus 2.25% per annum and is repayable over a term of five years. The outstanding balance as of December 31, 2012, was $867 million, as compared to $1,000 million in 2011. At maturity a balloon payment of $567 million is due. We do not have any undrawn capacity on this facility at year end. We have subsequent to the balance sheet date entered into a renewal of the fixed margin period on the facility commencing on June 25, 2013, with a final maturity in 2015.

$900 million secured term loan

In July 2012, the Company refinanced $585 million loan and entered into new $900 million senior secured credit facility with a group of commercial lending institutions, comprised of a term loan in the amount of $375 million, a term loan in the amount of $150 million, and a revolving facility in the amount of $375 million. This facility has a five year term, and is repayable in quarterly installments of $18.8 million for the first three installments, followed by quarterly installments of $22.5 million thereafter, with a balloon payment of $484 million due at maturity. The facility bears interest at LIBOR plus a margin. The tender rigs West Alliance, West Berani, West Menang, West Pelaut, West Setia, West Jaya, West Esperanza and T-12 are pledged as security. The $585 million facility, which had $312 million outstanding, was repaid with a portion of this facility. As of December 31, 2012, the outstanding balance of this facility was $731 million.

$440 million secured term loan

In December 2012, the Company entered into a $440 million secured term loan facility with a syndicate of banks to fund the delivery of two tender rigs and two jack-up drilling rigs currently under construction. As of December 31, 2012 we have drawn $101 million on the facility and T-15 has been pledged as security. The net book value at December 31, 2012 of the unit pledged as security is $112 million. The facility bears interest at LIBOR plus 3.25% per annum and is repayable over a term of five years. The outstanding balance as at December 31, 2012 was $100.5 million. The undrawn amount will be available at delivery of the rigs under construction. At maturity a balloon payment of $223 million is due. We do not have any undrawn capacity on this facility at year end.

$1,121 million secured credit facility

In January 2011, the Company entered into a $1,121 million secured credit facility with Lloyds TSB to fund the acquisition of two ultra-deepwater semi-submersible rigs, West Leo and West Pegasus, which has been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $1,248 million. In 2012 we have further drawn down on this facility for general corporate purposes. The facility bears interest at LIBOR plus a margin and is repayable over a term of seven years. The facility was fully drawn as of December 31, 2012 with a balance of $1,019 million, as compared to $985 million in 2011. At maturity a balloon payment of $498 million is due. We do not have any undrawn capacity on this facility at year end.

$2,000 million secured credit facility

In April 2011, our subsidiary North Atlantic Drilling Ltd entered into a $2,000 million secured credit facility with a syndicate of banks to partly fund the acquisition of six drilling units from Seadrill Ltd, which have been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $2,417 million. The facility has a six year term and bears interest at LIBOR plus 2.00% per annum. As of December 31, 2012, the outstanding balance was $1,750 million, as compared to $1.9 billion in 2011. At maturity a balloon payment of $1,000 million is due. We do not have any undrawn capacity on this facility at year end.

$170 million secured loan facility

In February 2007, the Company entered into a sale and leaseback agreement for the jack-up rig West Prospero with Rig Finance II Ltd, at that time a subsidiary of Ship Finance Limited. In February 2007 Rig Finance II Ltd entered into a $170 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Prospero, which has been pledged as security. In June 2011, the Company acquired all the shares of Rig Finance II Limited. The net book value at December 31, 2012 of the unit pledged as security is $176 million. The facility bears interest at LIBOR plus 0.90 % to 1.20% per annum depending on the ratio of market value to loan, and is repayable over a term of six years. As of December 31, 2012, the outstanding balance was $83 million, as compared to $92 million in 2011. At maturity a balloon payment of $79 million is due. We do not have any undrawn capacity on this facility at year end.

$550 million secured credit facility

In December 2011, the Company entered into a $550 million secured credit facility with a syndicate of banks to partly fund the delivery of the ultra-deepwater semi-submersible drilling unit West Capricorn, which has been pledged as security. The net book value at December 31, 2012 of the unit pledged as security is $712 million. The facility has a five year tenor and bears interest at LIBOR plus a margin. As of December 31, 2012, the outstanding balance was $495 million, as compared to $550 million in 2011. At maturity a balloon payment of $275 million is due. We do not have any undrawn capacity on this facility at year end.

$400 million secured credit facility

In December 2011, the Company entered into a $400 million secured credit facility with a syndicate of banks. The Jack-Up rigs West Cressida, West Callisto, West Leda and West Triton has been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $727 million. The facility has a five year term and bears interest of LIBOR plus 2.50% per annum. As of December 31, 2012, the outstanding balance was $360 million, as compared to $400 million in 2011. At maturity a balloon payment of $200 million is due. We do not have any undrawn capacity on this facility at year end.

Ship Finance International Loans

In May 2008, the Company entered into a sale and leaseback agreement for the drillship West Polaris with SFL West Polaris Limited, a subsidiary of Ship Finance. SFL West Polaris Limited is consolidated as a VIE by the Company. In July 2008 SFL West Polaris Limited entered into a $700 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Polaris, which has been pledged as security. The net book value at December 31, 2012 of the unit pledged as security is $594 million. The facility bears interest at LIBOR plus 1.25% per annum and is repayable over a term of five years. At December 31, 2012, the outstanding balance under the facility was $397 million, as compared to $470 million in 2011.

In September 2008, the Company entered into a sale and leaseback agreement for the two semi-submersible rigs West Taurus and West Hercules with SFL Deepwater Ltd, a subsidiary of Ship Finance. SFL Deepwater Ltd is consolidated as a VIE by the Company. In September 2008, SFL Deepwater Ltd entered into a $1,400 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Taurus and West Hercules, which have been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $1,035 million. The facility bears interest at LIBOR plus 1.40% per annum and is repayable over a term of five years. As of December 31, 2012, the outstanding balance under the facility was $822 million, as compared to $939 million in 2011.

$585 million secured term loan

In December 2006, we entered into a $585 million secured term loan facility with a syndicate of banks to partly fund the acquisition of eight tender rigs, which have been pledged as security. The facility bears interest at LIBOR plus a margin. This facility was fully repaid and refinanced in July 2012, and therefore the balance outstanding as at December 31, 2012 was nil (2011: $337 million).

Bonds and convertible bonds

$350 million fixed interest rate bond

In October 2010, the Company raised $350 million through the issue of a five year bond which matures in October 2015. Interest on the bonds bears a fixed interest of 6.50% per annum, payable semi-annually in arrears. In May 2012, we repurchased $8 million of the bonds. As of December 31, 2012, the outstanding balance was $342 million, as compared to $350 million in 2011.

NOK1,250 million floating interest rate bond

In January 2012, the Company raised $225 million (NOK1,250 million) through the issue of a two year senior unsecured bond, with maturity date of February 13, 2014. The bond bears interest of NIBOR plus 3.25% per annum, payable quarterly in arrears. The bond is listed on the Oslo Stock Exchange.

$1,000 million fixed interest bond

In September 2012, the Company raised $1,000 million through the issue of a five year bond which matures in September 2017. Interest on the bonds bears a fixed interest of 5.625% per annum, payable semi-annually in arrears.

3.375% Convertible Bonds due 2017

In October 2010, the Company issued at par $650 million of convertible bonds. Interest on the bonds is fixed at 3.375%, payable semi-annually in arrears. The bonds are convertible into Seadrill Limited common shares at any time up to ten banking days prior to October 27, 2017. The conversion price at the time of issuance was $38.92 per share, representing a 30% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $31.14. For accounting purposes $121 million was, at the time of issuance of the bonds, allocated to the bond equity component and $529 million to the bond liability component. This is due to the cash settlement option stipulated in the bond agreement. Unless previously redeemed, converted or purchased and cancelled, the bonds mature in October 2017. The convertible bonds are tradable, and their market price as of March 13, 2013 was 135% of nominal value. If the bonds were converted into shares at the current conversion price of $31.1364, a further 20,875,888 new shares would be issued. The bond contains covenants, the principle one requiring the Company to maintain a market adjusted equity ratio of at least 30.0%.

NOK 500 million floating interest rate bonds

In September 2005, we raised NOK500 million through the issuance of a seven year bond. The bond bears quarterly interest at the Norwegian Inter-Bank Offer Rate, or NIBOR, plus a margin. We later repurchased NOK391.5 million of the bonds. The bond was repaid upon final maturity in September 2012, therefore the balance outstanding as at December 31, 2012 was nil (2011: $75 million).

Commercial Interest Reference Rate (CIRR) Credit Facilities

In April 2008, the Company entered into a CIRR term loan for NOK850 million with Eksportfinans ASA, the Norwegian export credit agency. The loan bears fixed interest at 4.56% per annum and is repayable over a term of eight years. The outstanding balance at December 31, 2012 was $72 million (NOK400 million), $83 million, in 2011.

In June 2008, the Company entered into a CIRR term loan for NOK904 million with Eksportfinans ASA. The loan bears fixed interest at 4.15% per annum and is repayable over a term of eight years. The outstanding balance at December 31, 2012 was $77 million (NOK425 million), $89 million, in 2011.

In July 2008, the Company entered into a CIRR term loan for NOK1,011 million with Eksportfinans ASA. The loan bears fixed interest at 4.15% per annum and is repayable over a term of twelve years. The outstanding balance at December 31, 2012 was $121 million (NOK674 million), $126 million, in 2011

In connection with the above three CIRR fixed interest term loans totaling $270 million (NOK1,499 million), fixed interest cash deposits equal to the total outstanding loan balances have been established with commercial banks. The collateral cash deposits are reduced in parallel with repayments of the CIRR loans and receive fixed interest at the same rates as those paid on the CIRR loans. The collateral cash deposits are classified as "restricted cash" in the balance sheet, and the effect of these arrangements is that the CIRR loans have no effect on net interest bearing debt.

Covenants on loans and bonds

Bank Loans

In addition to security provided to lenders in the form of pledged assets, bank loan agreements generally contain financial covenants, the main ones being as follows:

—	Aggregated minimum liquidity requirement for the group: to maintain cash and cash equivalents of at least $155 million within the group.

—	Interest coverage ratio: to maintain an EBITDA to interest expense ratio of at least 2.5:1.

—
Current ratio: to maintain current assets to current liabilities ratio of at least 1:1. Current assets are defined as book value less minimum liquidity, but including up to 20.0% of shares in listed companies owned 20.0% or more. Current liabilities are defined as book value less the current portion of long term debt.

—	Equity ratio: to maintain total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book and market values of drilling units.

—
Leverage ratio: to maintain a ratio of net debt to EBITDA no greater than 4.5:1. Net debt is calculated as all interest bearing debt less cash and cash equivalents excluding minimum liquidity requirements. In the event that Seadrill acquire a rig without historic EBITDA available, Seadrill is entitled to base a twelve months historical EBITDA calculation on future projected EBITDA subject to the following:

the rig have a firm charter contract at the time of delivery with a minimum duration of 12 months and a firm charter contract in place at the time of such EBITDA calculation.

Bonds

For the Company's outstanding bonds, the main covenants are as follows;

—	Equity Ratio; to maintain a total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book value and market values of drilling units.

—
Equity ratio, which requires us to maintain a ratio of adjusted equity to total liabilities of at least 40%. Adjusted shareholder's equity is book value of equity adjusted for the difference between book and market values of drilling units.

We are in compliance with all financial loan covenants as of December 31, 2012.

Other current liabilities	12 Months Ended
Dec. 31, 2012
Other current liabilities [Abstract]
Other current liabilities
Note 23 – Other current liabilities

Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011

Taxes payable	322	309
Employee withheld taxes, social security and vacation payment	83	95
Accrued interest expense	54	30
Liabilities relating to investment in shares (1)	5	-
Deferred mobilization revenues – short-term portion	96	115
Derivative financial instruments (2)	397	414
Accrued expenses	341	279
Other current liabilities	40	72
Total other current liabilities	1,338	1,314

(1) Liabilities relating to the Company's share forward contracts are recorded as short-term debt.

(2) Derivative financial instruments consist of unrealized losses on various types of derivatives.

Other non-current liabilities	12 Months Ended
Dec. 31, 2012
Other non-current liabilities [Abstract]
Other non-current liabilities
Note 24 – Other non-current liabilities

Other non-current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011

Accrued pension liabilities	55	43
Deferred mobilization revenues – long-term portion	225	130
Other non-current liabilities	8	15
Total other non-current liabilities	288	188

Business Acquisitions	12 Months Ended
Dec. 31, 2012
Business Acquisitions [Abstract]
Business Acquisitions
Note 25 – Business Acquisitions

Acquisitions in 2012

There have been no business acquisitions in the year ended December 31, 2012.

Acquisitions in 2011

In January 2011, our then subsidiary Archer acquired Universal Wireline for $26 million on a debt and cash free basis, however Universal Wireline was deconsolidated together with Archer in February 2011. There were no other business acquisitions in the year ended December 31, 2011.

Acquisitions in 2010

Scorpion Offshore Ltd ("Scorpion")

Scorpion was established and incorporated in Bermuda with the purpose of operating a fleet of offshore drilling rigs and is listed on the Oslo Stock Exchange. Seadrill acquired its first shares in Scorpion and entered into forward contracts for the purchase of Scorpion shares in early 2008. In April 2010, Seadrill increased its ownership to 40.0 percent at a price per Scorpion share of NOK36.00. At that time Scorpion had a fleet of seven premium jack-up rigs with operations in South America, Middle East and South East Asia. In late May 2010, Seadrill increased its ownership to 50.1 percent of the outstanding shares and simultaneously announced a bid of NOK40.50 per share for the remaining outstanding shares that was launched on June 4, 2010. On July 19, 2010, it was announced that the holders of 48.7 percent of the total number of outstanding shares had accepted the offer increasing our ownership to 98.8 percent of the outstanding shares and votes in Scorpion. On September 20, 2010, Seadrill informed remaining Scorpion shareholders of its intention to exercise its right under Bermuda company law to compulsory acquire all remaining outstanding shares in Scorpion. The compulsory acquisition was completed on October 25, 2010 and the company's shares were delisted from the Oslo Stock Exchange on November 17, 2010.

Seadrill has applied the purchase method in this business combination. As part of the process, a valuation analysis has been performed to determine the fair values of identifiable assets and liabilities of Scorpion as of the acquisition date. The determination of the value of these components required the Company to make various estimates and assumptions. Critical estimates in valuing certain of the intangible assets include but are not limited to the net present value of future expected cash flows from operations.

The allocation of the purchase price of Scorpion was based upon fair value studies.

Acquisition consideration was as follows:
(In US$ millions)
Cash	57
Fair Value of previously held 40% equity interest	226
Fair Value of Non Controlling Interests	282
Total acquisition consideration	565

On May 28, 2010 the Company acquired control of Scorpion, and re-measured the previously held 40.0% equity interest to its fair value. The difference between the $115 million book value and the $226 million fair value of the previously held 40.0% interest was recorded as a gain on a separate line item under financial items in the consolidated statement of operations in the year ended December 31, 2010.

As a result of the acquisition of control, we also recognized a gain on a bargain purchase as the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired. We subsequently performed a reassessment of the values of all assets acquired, liabilities assumed, and consideration transferred. The reassessment confirmed our initial gain on bargain purchase.

During the third and fourth quarter of 2010, the Company acquired the remaining shares in Scorpion for a total amount of $292 million, increasing the Company's ownership in Scorpion to 100% of the outstanding shares as of December 31, 2010. With effect from June 1, 2010, the results of Scorpion's operations were included in our consolidated financial statements.

Gray Wireline Service, Inc
In December 2010, Archer, acquired Gray Wireline Service, Inc. ("Gray"), an independent cased hole wireline company in the U.S. The purchase price was US$ 161 million.

Rig Inspection Services Limited

In August 2010, Archer acquired Rig Inspection Services Limited ("RIS"), a private company with offices in Singapore and Australia. The purchase price was US$ 9 million.

The purchase price of the acquired companies has been allocated as follows:

(In US$ millions)	Scorpion	Gray	RIS	Total
Assets:
Intangible assets	-	36	2	38
Goodwill	-	80	5	85
Fixed assets	1,234	44	-	1,278
Receivables and other current assets	210	33	3	246
Total assets	1,444	193	10	1,647

Liabilities:
Deferred tax	-	25	-	26
Payables and other current liabilities	823	8	1	831
Total liabilities	823	33	1	857

Purchase Price	565	161	9	735
Gain on bargain purchase	56	-	-	56

Non-controlling interest	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Non-controlling interest
Note 26 – Non-controlling interest

The Company's consolidated Statement of Operations, Balance Sheet and Statement of Cash Flows include North Atlantic Drilling Ltd, whose issued share capital is 73.2% and Seadrill Partners LLC, whose issued share capital is 75.7% owned by the Company. The part of North Atlantic Drilling Ltd and Seadrill Partners LLC's total shareholders' equity not attributable to the Company is included in non-controlling interest.

On October 24, 2012, Seadrill Partners LLC completed its IPO of 10,062,500 common units representing limited liability company interests in Seadrill Partners LLC at a price of US$22.00 per unit, for gross proceeds of US$221.4 million and expenses of US$18.7 million (including 1,312,500 common units issued in connection with the exercise of the over-allotment option). Seadrill Partners LLC is listed on the New York stock exchange ("NYSE") under the symbol "SDLP". Upon completion of the offering, Seadrill Limited owned 14,752,525 common units and 16,543,350 subordinated unites which is 75.7% of the limited liability company interests in Seadrill Partners LLC. Seadrill Partners' only cash generating assets are its ownership interest in Seadrill Operating LP and Seadrill Capricorn Holdings LLC (collectively, "OPCO"). OPCO's fleet consists of two ultra-deepwater semi-submersible rigs (the West Aquarius and the West Capricorn), one ultra-deepwater drillship (the West Capella), and one semi-tender rig. (the West Vencedor), all of which operate under long-term contracts.

In 2007 and 2008 the Company entered into five sale and leaseback arrangements for drilling rigs with Ship Finance, who incorporated subsidiary companies for the sole purpose of owning and leasing the rigs. The Company has recognized these subsidiary companies as VIEs and concluded that Seadrill is their primary beneficiary. Accordingly, these subsidiary companies are included in the Company's consolidated accounts, with the Ship Finance equity in these companies included in non-controlling interest. In 2011, the Company acquired all the shares in one of these Ship Finance companies, Rig Finance II Ltd for $47 million. As a consequence of this, Rig Finance II Ltd is no longer treated as a VIE but a wholly owned subsidiary.

Changes in non-controlling interest in 2012, 2011 and 2010 are as follows:

(In US$ millions)	Scorpion	Archer	Ship Finance	North Atlantic	Seadrill Partners LLC	Total
December 31, 2010	-	326	213	-	-	539
Changes in 2011	-	(320)	(46)	71	-	(295)
2011 net (loss)/income	-	(6)	48	39	-	81
December 31, 2011	-	-	215	110	-	325
Changes in 2012	-	-	20	10	69	99
2012 net (loss)/income	-	-	39	48	10	97
December 31, 2012	-	-	274	168	79	521

Share capital	12 Months Ended
Dec. 31, 2012
Share capital [Abstract]
Share capital
Note 27 – Share capital

	2012		2011		2010
All shares are common shares of $2.00 par value each	Shares	$millions	Shares	$millions	Shares	$millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600

Issued and fully paid share capital	469,250,933	938	469,250,933	938	443,308,487	887
Treasury shares held by Company	(72,859)	-	(1,478,759)	(3)	(182,796)	(1)
Outstanding shares in issue	469,178,074	938	467,772,174	935	443,125,691	886

As of December 31, 2012, the Company's shares are listed on the Oslo Stock Exchange and the New York Stock Exchange.

The Company was incorporated on May 10, 2005 and 6,000 ordinary shares of par value $2.00 each were issued. Since incorporation the number of issued shares has increased from 6,000 to 469,250,933 of par value $2.00 each as of December 31, 2012. There were no new shares issued in 2012, the number of shares issued in 2011 was 25,942,446, all due to conversion of convertible debt instruments.

A share repurchase program was approved by the Board in 2007 giving the Company the authorization to buy back shares. Shares bought back under the authorization may be cancelled or held as treasury shares. Treasury shares may be held to meet the Company's obligations relating to the share option plans (see Note 28). As at December 31, 2012 the Company held 72,859 treasury shares and net shares outstanding at December 31, 2012 were 469,178,074.

Share option plans	12 Months Ended
Dec. 31, 2012
Share option plans [Abstract]
Share option plans
Note 28 – Share option plans

The fair value of share options granted is recognized as personnel expenses, and in the year ended December 31, 2012, $8 million (2011: $10 million) were expensed in the income statement. These expenses have no effect on income taxes in the financial statements. However if the option is exercised a tax benefit will be recorded, as the gain is recorded as deductible for tax purposes. If the Company has to expense social security taxes related to the benefit of options exercised such expenses will be recorded at the exercise date.

In May 2005, a general meeting of the Company approved authorizing the Board of Directors to establish and maintain an option scheme (the "Seadrill Scheme") for encouraging the holding of shares in the Company. The Seadrill Scheme will expire in May 2016. The Seadrill Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The options are not transferable. The subscription price is at the discretion of the board of directors, provided the subscription price is never reduced below the par value of the share. The subscription price for certain options granted under the scheme will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date vest over a period of one to five years. There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

During 2012, 181,012 share options were granted. The assumptions used in estimating fair value are as follows: 0.67% risk-free interest rate, volatility of 24.3%, 0% dividend yield and an expected option term of four years. The risk-free interest rates were estimated using the US Treasury yield curve in effect at the time of grant for instruments with a similar life. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It is also assumed that 100% of options granted will vest.

The following summarizes share option transactions related to the Seadrill Scheme in 2012, 2011 and 2010:

	2012		2011		2010
	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$

Outstanding at beginning of year	5,420,438	26.16	5,512,400	20.30	6,199,833	13.87
Granted	181,012	37.41	1,786,771	34.68	1,910,000	29.94
Exercised	(1,415,000)	16.39	(1,638,165)	16.33	(2,329,000)	11.88
Forfeited	(312,559)	30.84	(240,568)	21.98	(268,433)	14.99
Outstanding at end of year	3,875,891	29.88	5,420,438	26.16	5,512,400	20.30
Exercisable at end of year	1,164,214	21.19	1,598,412	19.82	1,645,333	16.03

Options granted in 2006 had initial exercise prices between $2.23 and NOK102 ($16.28) per share, could be exercised one third each year beginning 12 months after they were granted, and expired between May 2010 and September 2011. Options granted in 2007 had initial exercise prices between NOK98.63 ($15.23) and NOK129.63 ($22.35) per share, could be exercised one third each year beginning 12 months after they were granted, and expired in September 2011. Options granted in 2008 had been repriced with exercise prices now being NOK 90.83 ($14.09) and NOK104.64 ($16.24) per share; they may be exercised one third each year beginning 12 months after they were granted, and expire in May 2014. These same prices and dates apply to the options granted in 2009. Options granted in April 2010 had exercise price of NOK 137.40 ($23.13), may be exercised one third after 12 or 15 months and expire in March/June 2015. Options granted in November 2010 had exercise prices of NOK 192.90 ($31.4) for American citizens or residents and NOK 185.20 ($31.06) for non-Americans. They may be exercised one fifth each year beginning 12 months after they were granted and expire in December 2015. Options granted in November 2011 had exercise prices of NOK202.10 ($34.68) and can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date. They expire in December 2016. During 2012, there were 181,012 options granted in different dates and with different strike prices, ranging from NOK 202,10 to NOK 224,53. They have the same exercise schedule as the 2011's grant and expire between December 2016 and December 2017.

The weighted average grant-date fair value of options granted during 2012 is $7.06 per share (2011: $7.07 per share, 2010: $8.96 per share).

As of December 31, 2012 there was $ 11 million in unrecognized compensation costs relating to non-vested options granted under the Options Schemes (2011: $20 million). This amount will be recognized as expense of $6 million in 2013, $3 million in 2014, $2 million in 2015 and less than a million in 2016 and 2017.

There were 3,875,891 options outstanding at December 31, 2012 (2011: 5,420,438). Their weighted average remaining contractual life was 39 months (2011: 45 months) and their weighted average fair value was $7.75 per option (2011: $11.20 per option). The weighted average parameters used in calculating these weighted average fair values are as follows: risk-free interest rate 2.25% (2011: 2.72%), volatility 28% (2011: 31%), dividend yield 0% (2011: 0%), option holder retirement rate 0% (2011: 0%) and expected term 5 years (2011: 5 years).

During 2012 the total intrinsic value of options exercised was $40 million (2011: $32 million, 2010: $22 million) on the day of exercise. The intrinsic value of options fully vested but not exercised at December 31, 2012 was $18 million and their average remaining term was 24 months.

Pension benefits	12 Months Ended
Dec. 31, 2012
Pension benefits [Abstract]
Pension benefits
Note 29 - Pension benefits

The Company has a defined benefit pension plan covering substantially all Norwegian employees. A significant part of this plan is administered by a life insurance company.

In June 2009 we introduced a defined contribution plan for all new Norwegian employees employed onshore.

Under the new scheme, the Company contributes to the employee's pension plan amounts ranging into five to eight percent of the employee's annual salary. Existing onshore staff were given an option to join the new scheme or continue with their previous defined benefit plan.

For onshore employees in Norway, continuing with the defined benefit plan, the primary benefits are retirement pension of approximately 66 percent of salary at retirement age of 67 years, together with a long-term disability pension. The retirement pension per employee is capped at an annual payment of 66 percent of the total of 12 times the Norwegian Social Security Base. Most employees in this group may choose to retire at 62 years of age on a pre-retirement pension. Offshore employees in Norway have retirement and long-term disability pension of approximately 60 percent of salary at retirement age of 67. Offshore employees on mobile units may choose to retire at 60 years of age on a pre-retirement pension.

On December 31, 2006, Seadrill adopted the recognition and disclosure provisions of ASC Topic 715 Compensation – Retirement Benefits. ASC Topic 715 requires the recognition of the funded status of the Defined Benefit and Postretirement Benefits Other Than Pensions ("OPEB") plans on the December 31, 2006 balance sheet with a corresponding adjustment to accumulated other comprehensive income. The adjustment to accumulated other comprehensive income at adoption represents the net unrecognized actuarial losses, unrecognized prior service costs, and unrecognized transition obligation remaining from the initial application of ASC Topic 715, all of which were previously netted against the plans' funded status on the balance sheet. These amounts will be subsequently recognized as net periodic pension cost pursuant to our historical accounting policy for amortizing such amounts. Further, actuarial gains and losses that arise in subsequent periods and are not recognized as net periodic pension cost in the same periods will be recognized as a component of other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

Consolidated balance sheet position

(In US$ millions)	2012	2011

Non-current liabilities	50	15
Deferred tax	(14)	(4)
Shareholders equity	(36)	(11)

Annual pension cost

(In US$ millions)	2012	2011	2010

Benefits earned during the year	12	9	18
Interest cost on prior years' benefit obligation	5	5	9
Gross pension cost for the year	17	14	27
Expected return on plan assets	(5)	(5)	(8)
Administration charges	-	-	1
Net pension cost for the year	12	9	20
Social security cost	2	1	3
Amortization of actuarial gains/losses	-	-	(1)
Amortization of net transition assets	(4)	-	3
Total net pension cost	10	10	19

The funded status of the defined benefit plan

(In US$ millions)	December 31, 2012	December 31, 2011
Projected benefit obligations	171	128
Plan assets at market value	(122)	(91)
Accrued pension liability exclusive social security	49	37
Social security related to pension obligations	6	6
Accrued pension liabilities	55	43

Change in benefit obligations

(In US$ millions)	2012	2011

Benefit obligations at beginning of year	128	215
Deconsolidation of Archer	-	(104)
Interest cost	5	5
Current service cost	12	9
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	22	8
Foreign currency translations	11	(4)
Acquisition/transfer members	(5)	-
Benefit obligations at end of year	171	128

Change in pension plan assets

(In US$ millions)	2012	2011

Fair value of plan assets at beginning of year	91	150
Deconsolidation of Archer	-	(60)
Estimated return	5	5
Contribution by employer	28	7
Administration charges	-	-
Benefits paid	(2)	(1)
Change in unrecognized actuarial loss	(6)	(8)
Foreign currency translations	8	(2)
Acquisition/transfer members	(2)	-
Fair value of plan assets at end of year	122	91

Pension obligations are actuarially determined and are critically affected by the assumptions used, including the expected return on plan assets, discount rates, compensation increases and employee turnover rates. The Company periodically reviews the assumptions used, and adjusts them and the recorded liabilities as necessary.

The expected rate of return on plan assets and the discount rate applied to projected benefits are particularly important factors in calculating the Company's pension expense and liabilities. The Company evaluates assumptions regarding the estimated rate of return on plan assets based on historical experience and future expectations on investment returns, utilizing the asset allocation classes held by the plan's portfolios. The discount rate is based on the Norwegian government 10 year-bond effective yield. Changes in these and other assumptions used in the actuarial computations could impact the projected benefit obligations, pension liabilities, pension expense and other comprehensive income.

Assumptions used in calculation of pension obligations	2012	2011	2010

Rate of compensation increase at the end of year	3.50%	4.00%	4.00%
Discount rate at the end of year	4.20%	3.90%	4.20%
Prescribed pension index factor	1.40%	1.10%	2.00%
Expected return on plan assets for the year	4.00%	4.80%	4.60%
Employee turnover	3.50%	4.00%	4.00%
Expected increases in Social Security Base	3.25%	3.75%	3.75%
Expected annual early retirement from age 60/62:
Offshore personnel fixed installations			30.0%
Offshore personnel and onshore employees		50.0%	50.0%

The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, was as follows:

Pension benefit plan assets	2012	2011

Equity securities	9.2%	10.4%
Debt securities	52.4%	48.6%
Real estate	18.3%	18.0%
Money market	18.3%	21.7%
Other	1.9%	1.20%
Total	100.0%	100.0%

The investment policies and strategies for the pension benefit plan funds do not use target allocations for the individual asset categories. The investment objectives are to maximize returns subject to specific risk management policies. The Company diversifies its allocation of plan assets by investing in both domestic and international fixed income securities and domestic and international equity securities. These investments are readily marketable and can be sold to fund benefit payment obligations as they become payable..

Cash flows - Contributions expected to be paid

The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2013-2022. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2012 and include estimated future employee services.

(In US$ millions)	December 31 2012

2013	28
2014	27
2015	29
2016	30
2017	32
2018-2022	183
Total payments expected during the next 10 years	329

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions [Abstract]
Related party transactions
Note 30 – Related party transactions

The Company transacts business with the following related parties, being companies in which our principal shareholders Hemen Holding Ltd and Farahead Investments Inc (hereafter jointly referred to as "Hemen") and companies associated with Hemen have a significant interest:

—	Ship Finance International Limited ("Ship Finance")

—	Asia Offshore Drilling Limited ("AOD")

—	Metrogas Holdings Inc ("Metrogas")

—	Frontline Management (Bermuda) Limited ("Frontline")

—	Archer Limited ("Archer")

The Company has entered into sale and lease back contracts for several drilling units with Ship Finance, a company in which our principal shareholders Hemen and companies associated with Hemen have a significant interest. Hemen is controlled by trusts established by the Company's President and Chairman Mr. John Fredriksen for the benefit of his immediate family. The Company has determined that the Ship Finance subsidiaries, which own the units, are variable interest entities (VIEs), and that the Company is the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts.

Accordingly, these VIEs are fully consolidated in the Company's consolidated accounts. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in the Company's consolidated accounts (See also note 33).

In the 12 months ended December 31, 2012, the Company incurred the following lease costs on units leased back from Ship Finance subsidiaries.

(US$ millions)	2012	2011

West Prospero	-	7
West Polaris	114	126
West Hercules	75	120
West Taurus	114	112
Total	303	365

These lease costs are eliminated on consolidation.

On July 1, 2010 our fully consolidated VIEs, SFL Deepwater Ltd and SFL Polaris Ltd, paid a dividend of $290 million and $145 million respectively to Ship Finance. Ship Finance simultaneously granted loans to SFL Deepwater Ltd and SFL Polaris Ltd for the same amounts. The loans bear interest at 4.5% per annum and comprise the balance of $435 million, reported as long-term debt due to related parties in our balance sheet as of December 31, 2012.

On June 24, 2011, we entered into a share sale and purchase agreement with Ship Finance, where we acquired all the shares of Rig Finance II Limited, which was the owner of West Prospero. The acquisition price for the shares amounted to $47 million. This transaction is accounted for as an equity transaction and no gain or loss is recognized.

In July 2011, we participated in a private placement in Asian Offshore Drilling (AOD) and were allocated shares for $54 million, which corresponds to a 33.75% ownership stake. AOD was established by Mermaid Maritime Public Company Limited in late 2010 when two MOD-V B Class jack-up rigs where ordered at Keppel FELS in Singapore. AOD had additional option agreements for construction of two similar units. Furthermore, it was agreed that we would be responsible for the construction supervision, project management and commercial management of all of AODs jack-up rigs. During the year of 2012 the Company has acquired additional shares in AOD and the Company's holding of AOD as of December 31, 2012 was 26,463,050, representing 66.16% of all of the issued shares in AOD. This investment is accounted for as an equity method investment (See also note 16).

On March 31, 2012, we obtained a short-term unsecured credit facility of $84 million from Metrogas. The principal plus interest was repaid in June 2012.

On May 15, 2012 we obtained a short term unsecured credit facility of US$50 million from Metrogas. The principal plus interest was repaid in July 2012.

On June 7, 2012 we obtained a long term unsecured credit facility of NOK1,200 million from Metrogas. This loan agreement was amended on June 14 and June 27 increasing the loan amount to a total of NOK2,100 (US$352 million). The principal plus interest was repaid in September 2012.

On June 27, 2012, we granted Archer a long term unsecured credit facility of US$20 million. The principal plus interest was repaid in July 2012.

On November 12, 2012, we granted Archer a short term unsecured loan of US$55 million. The loan bears interest of LIBOR + a margin and matured in February 2013.

On December 20, 2012, we sold it's holding in North Atlantic Drilling Ltd unsecured bond of US$500 million to Metrogas plus accrued interest of US$9 million with a call option to repurchase the bond in full for a price equal to par plus unpaid accrued interest on the date of repurchase. The call option matures in June 2013. The obligation is recorded as a long term related party liability. In conjunction with this arrangement we also entered into a agreement to settle dividend payable to Metrogas in return for a short term unsecured loan of US$93 million. The bond bear a coupon of 7.75% per annum payable semi-annually in arrears. The net proceeds from these arrangements were US$415 million.

On December 21, 2012, we obtained a short term loan of US$93 million from Metrogas. The loan bears interest of LIBOR + a margin and matures in March 2013 and is reported as short term debt to related parties in our balance sheet as of December 31, 2012.

On December 31, 2012, we obtained a short term loan from Metrogas of NOK140 million. The loan bears interest of NIBOR + a margin and matures in March 2013 and is reported as short term debt to related parties in our balance sheet as of December 31, 2012.

Frontline provides management support and administrative services for the Company, and charged the Company fees of $2 million, $2 million and $1 million for these services in the years 2012, 2011 and 2010, respectively. These amounts are included in "General and administrative expenses".

Risk management and financial instruments	12 Months Ended
Dec. 31, 2012
Risk management and financial instruments [Abstract]
Risk management and financial instruments
Note 31 – Risk management and financial instruments

The majority of our gross earnings from rigs and vessels are receivable in U.S. dollars and the majority of our other transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. However, the Company has operations and assets in a number of countries worldwide and incurs expenditures in other currencies, causing its results from operations to be affected by fluctuations in currency exchange rates, primarily relative to the U.S. dollar. The Company is also exposed to changes in interest rates on floating interest rate debt, and to the impact of changes in currency exchange rates on NOK denominated debt. There is thus a risk that currency and interest rate fluctuations will have a negative effect on the value of the Company's cash flows.

Interest rate risk management

The Company's exposure to interest rate risk relates mainly to its floating interest rate debt and balances of surplus funds placed with financial institutions. This exposure is managed through the use of interest rate swaps and other derivative arrangements. The Company's objective is to obtain the most favorable interest rate borrowings available without increasing its foreign currency exposure. Surplus funds are generally placed in fixed deposits with reputable financial institutions, yielding higher returns than are available on overnight deposits in banks. Such deposits generally have short-term maturities, in order to provide the Company with flexibility to meet all requirements for working capital and capital investments. The extent to which the Company utilizes interest rate swaps and other derivatives to manage its interest rate risk is determined by the net debt exposure and its views on future interest rates.

Interest rate swap agreements not qualified as hedge accounting

At December 31, 2012, the Company had interest rate swap agreements with an outstanding principal of $6,148 million (2011: $4,738 million). In addition, the Company had outstanding cross currency interest rate swaps at December 31, 2012 with a principal amount of $216 million (2011: $34 million). These agreements do not qualify for hedge accounting, and accordingly any changes in the fair values of the swap agreements are included in the consolidated statement of operations under "Gain/(loss) on derivative financial instruments". The combined total fair value of the interest rate swaps and cross currency interest swaps outstanding December 31, 2012 amounted to a liability of $376 million (2011: a liability of $345 million).The fair value of the interest rate swaps are classified as other current liabilities and the cross currency interest swaps are classified as other current assets in our balance sheet as of December 31, 2012.

The Company's interest rate swap and cross currency interest rate swap agreements as at December 31, 2012, were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
50	3 month LIBOR	4.63%	May 2005 - May 2015
300	3 month LIBOR	3.16%	Dec 2008 - Dec 2018
150	3 month LIBOR	3.34%	June 2013 - June 2018
150	3 month LIBOR	3.30%	June 2013 - June 2018
200	3 month LIBOR	2.83%	Jan 2011 - Jan 2018
200	3 month LIBOR	3.27%	Mar 2013 - Mar 2018
350	3 month LIBOR	3.80%	Sep 2011 - Sep 2017
300	3 month LIBOR	3.54%	Sep 2011 - Jun 2017
71	6 month LIBOR	3.83%	Mar 2008 - Sep 2016
350	3 month LIBOR	3.36%	Sep 2011 - Jun 2016
100	3 month LIBOR	2.22%	Jan 2011 - Jan 2016
100	3 month LIBOR	2.24%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
250	3 month LIBOR	2.71%	May 2009 - May 2014
250	3 month LIBOR	2.62%	May 2009 - May 2014
500	3 month LIBOR	2.06%	Mar 2009 - Mar 2014
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
200	3 month LIBOR	2.57%	June 2012 - June 2017
100	3 month LIBOR	2.56%	June 2012 - June 2017
100	3 month LIBOR	2.74%	May 2012 - May 2017
200	3 month LIBOR	2.14%	May 2011 - Jan 2016
200	3 month LIBOR	2.14%	May 2011 - Jan 2016
100	3 month LIBOR	1.15%	Dec 2012 – Dec 2019
289	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
289	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
250	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
200	3 month LIBOR	1.18%	Dec 2012 – Dec 2019

The counterparties to the above agreements are DnBNOR Bank ASA, Swedbank AB, Danske Bank, and ING Bank N.V. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are banks which have all provided loan finance to us and the interest rate swaps are related to those financing arrangements.

Interest rate hedge accounting

Two of the Ship Finance subsidiaries consolidated by the Company as VIE's have entered into interest rate swaps in order to mitigate the Company's exposure to variability in cash flows for future interest payments on the loans taken out to finance the acquisition of West Polaris and West Taurus. These interest rate swaps qualify for hedge accounting and any changes in their fair value are included in "Other comprehensive income/loss". Below is a summary of the notional amounts, fixed interest rates payable and durations of these interest rate swaps.

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
470 (West Polaris )	1 month LIBOR	3.89%	July 2008 - Oct 2012
518 (West Taurus)	1 month LIBOR	2.19%	Dec 2008 - Aug 2013

In the year ended December 31, 2012 the above two VIE Ship Finance subsidiaries recorded fair value gains of $20 million on their interest rate swaps. These gains were recorded by those VIEs as "Other comprehensive income" but due to their ownership by Ship Finance these gains are allocated to "Non-controlling interest" in our equity statement.

Any change in fair value resulting from hedge ineffectiveness is recognized immediately in earnings. The two VIEsand therefore the Company, did not recognize any gain or loss due to hedge ineffectiveness in the consolidated financial statements during the years ended December 31, 2012, 2011 and 2010 relating to derivative financial instruments.

Foreign currency risk management

The Company uses foreign currency forward contracts and other derivatives to manage its exposure to foreign currency risk on certain assets, liabilities and future anticipated transactions. Such derivative contracts do not qualify for hedge accounting treatment and are recorded in the balance sheet under receivables if the contracts have a net positive fair value, and under other short-term liabilities if the contracts have a net negative fair value. At December 31, 2012, the Company had forward contracts and cross currency interest rate swaps to sell approximately $528 million between January 2013 and May 2013 at exchange rates ranging from NOK5.63 to NOK5.77 per US dollar. The total fair value of currency forward contracts December 31, 2012 amounted to $4 million (December 31, 2011: minus $3 million).

Total Return Swap Agreements

In February 2010, a TRS agreement with 4,500,000 shares in Seadrill as underlying security was settled and the Company simultaneously entered a new TRS agreement for 3,500,000 of common shares in Seadrill with an agreed reference price of NOK125.70 per share and an expiration date in February 2011. In September 2010, the Company partly settled the TRS agreement and reduced the number of underlying Seadrill Limited shares by 750,000 shares from 3,500,000 shares to 2,750,000 common shares.

In January 2011, the Company partly settled the TRS agreement and further reduced the number of underlying Seadrill Limited shares by 750,000 shares from 2,750,000 to 2,000,000 common shares.

In September 2011, the contract was settled and simultaneously a new TRS agreement with 2,000,000 Seadrill Limited shares as underlying security was entered into. This agreement expired in March 2012 and the agreed reference price was NOK177.21 per share.

In March 2012, the contract was settled and simultaneously a new TRS agreement with 2,000,000 Seadrill Limited shares as underlying security was entered into. This agreement expired in September and the agreed reference price was NOK 224.70 per share.

In September 2012, the contract was settled and simultaneously a new TRS agreement with 2,000,000 Seadrill Limited shares as underlying security was entered into. This agreement expired in December and the agreed reference price was NOK 242.80 per share.

In December, 2012, the contract was settled and simultaneously a new TRS agreement with 2,000,000 Seadrill Limited shares as underlying security was entered into. This agreement expires in March 2013 and the agreed reference price was NOK 220.32 per share.

The total realized and unrealized gain relating to TRS agreements in 2012 amounted to $7 million (2011: $5 million, 2010: $27 million).

Credit risk

The Company has financial assets, including cash and cash equivalents, marketable securities, other receivables and certain amounts receivable on derivative instruments, mainly forward exchange contracts and interest rate swaps. These assets expose the Company to credit risk arising from possible default by the counterparty. The Company considers the counterparties to be creditworthy financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The Company, in the normal course of business, does not demand collateral. The credit exposure of interest rate swap agreements, currency option contracts and foreign currency contracts is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements. It is the Company's policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give the Company the legal right to discharge all or a portion of amounts owed to a counterparty by offsetting them against amounts that the counterparty owes to the Company.

Fair values

The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012		December 31, 2011
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	318	318	483	483
Restricted cash	402	402	482	482
Current portion of long-term debt	2,066	2,066	1,419	1,419
Long-term portion of floating rate debt	6,287	6,287	7,711	7,711
Long term portion of fixed rate CIRR loans	218	218	250	250
Fixed interest loans	70	69	77	74
Fixed interest convertible bonds	872	561	735	545
Fixed interest bonds	1,360	1,342	333	350
Floating interest bonds	224	224	75	75

The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, is a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy.

The fair value of the current and long-term portion of floating rate debt is estimated to be equal to the carrying value since it bears variable interest rates, which are reset regularly and usually in the range between every 1 to 6 months. This debt is not freely tradable and cannot be purchased by the Company at prices other than the outstanding balance plus accrued interest. We have categorized this at level 2 on the fair value measurement hierarchy.

The fair value of the long-term portion of the fixed rate CIRR loans is equal to the carrying value, as they are matched with equal balances of restricted cash. We have categorized this at level 2 on the fair value measurement hierarchy.

The convertible bonds are freely tradable and their fair value has been set equal to the price at which they were traded at on December 31, 2012 and 2011. We have categorized this at level 1 on the fair value measurement hierarchy.

The fixed interest rate bonds are freely tradable and their fair value has been set equal to the price at which they were traded at on December 31, 2012 and December 31, 2011. We have categorized this at level 1 on the fair value measurement hierarchy.

Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	333	329	-	4
Other derivative instruments – short term receivable	11	-	11	-
Total assets	344	329	11	4
Liabilities:
Interest rate swap contracts – short term payable	388	-	388	-
Other derivative instruments – short term payable	8	-	8	-
Total liabilities	396	-	396	-

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	24	4	-	20
Other derivative instruments – short term receivable	3	1	2	-
TRS equity swap contracts	11	-	11	-
Total assets	38	5	13	20
Liabilities:
Interest rate swap contracts – short term payable	372	-	372	-
Currency forward contracts – short term payable	3	-	3	-
Other derivative instruments – short term payable	39	-	39	-
Total liabilities	414	-	414	-

Roll forward of fair value measurements using unobservable inputs (Level 3):

(In US$ millions)
Beginning balance January 1, 2012	20
Realization	(16)
Purchase	-
Changes in fair value of bonds	-
Closing balance December 31, 2012	4

ASC 820 Fair Value Measurement and Disclosures emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level one input utilizes unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level two inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level two inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level three inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Quoted market prices are used to estimate the fair value of marketable securities, which are valued at fair value on a recurring basis.

The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

The fair values of interest rate swaps and forward exchange contracts are calculated using well-established independent valuation techniques applied to contracted cash flows and LIBOR and NIBOR interest rates as of December 31, 2012.

The fair value of other derivative instruments is calculated using the closing prices of the underlying securities, dividends paid since inception and the interest charged by the counterparty.

Retained Risk

a) Physical Damage Insurance

The Company retains the risk, through self-insurance, for the deductibles relating to physical damage insurance on the Company's rig fleet, currently a maximum of $5 million per occurrence.

b) Loss of Hire Insurance

The Company purchases insurance to cover the Deepwater rigs, 3 semi tenders and the North Atlantic fleet for loss of revenue in the event of extensive downtime caused by physical damage, where such damage is covered under the Company's physical damage insurance. The Company's self-insured retentions under the loss of hire insurance are up to 60 days after the occurrence of the physical damage. Thereafter, under the terms of the insurance, the Company is compensated for loss of revenue for a period ranging from 210 days up to 290 days. The Company retains the risk that the repair of physical damage takes longer than the total number of days in the loss of hire policy.

Concentration of risk

The Company has financial assets, including cash and cash equivalents, marketable securities, other receivables and certain derivative instrument receivable amounts. These other assets expose the Company to credit risk arising from possible default by the counterparty. There is also a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with DnB NOR Bank ASA, Nordea Bank Finland Plc, Fokus Bank, and ING Bank N.V. The Company considers these risks to be remote.

In the year ended December, 31, 2012, 15% of the Company's contract revenues were received from Petroleo Brasileiro S.A ("Petrobras") (2011: 17%), 14% from Total S.A Group ("Total") (2011: 15%), 11% from Exxon Mobil Corp ("Exxon") (2011: 10%), 10% from Royal Dutch Shell Group ("Shell") (2011: 10%) and 9% from Statoil ASA ("Statoil": 7%).

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Commitments and contingencies
Note 32 – Commitments and contingencies

Legal Proceedings:

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its drilling units, in the ordinary course of business or in connection with its acquisition activities. The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition either individually or in the aggregate. The Company's best estimate of the outcome of the various disputes has been reflected in the financial statements of the Company as of December 31, 2012.

Pledged assets

The book value of assets pledged under mortgages and overdraft facilities at December 31, 2012 was $12,886 million (2011: $12,567 million).

Purchase Commitments

At December 31, 2012, the Company had contractual commitments under nineteen newbuilding contracts totaling $5,604 million (2011: $3,012 million). The contracts commitments are mainly yard installments and are for the construction of two semi-submersible rigs, five jack-up rigs, seven drillships and five tender rigs.

The maturity schedule for the contractual commitments as of December 31, 2012 is as follows:

(In US$ millions)	2013	2014	2015	2016	2017	2018 and thereafter
Newbuildings	2,711	1,834	1,059	-	-	-
Total	2,711	1,834	1,059	-	-	-

Guarantees

The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2012	December 31, 2011
Guarantees to customers of the Company's own performance	2,455	1,553
Guarantee in favor of banks	905	764
Guarantee in favor of suppliers	5,522	2,023
Guarantee in favor of Variable Interest Entities	1,655	1,949
Total	10,536	6,289

Variable Interest Entities (VIEs)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities (VIEs) [Abstract]
Variable Interest Entities (VIEs)
Note 33 – Variable Interest Entities (VIEs)

As of December 31, 2012, the Company leased a drillship and two semi-submersible rigs from VIEs under finance leases. Each of the units had been sold by the Company to single purpose subsidiaries of Ship Finance Ltd and simultaneously leased back by the Company on bareboat charter contracts for a term of 15 years. The Company has several options to repurchase the units during the charter periods, and obligations to purchase the assets at the end of the 15 year lease period. The following table gives a summary of the sale and leaseback arrangements, as of December 31, 2012:

Unit	Effective from	Sale value (In US$ millions)	First repurchase option (In US$ millions)	Month of first repurchase option	Last repurchase option * (In US$ millions)	Month of last repurchase Option *
West Polaris	Jul 2008	850	548	September 2012	178	Jun 2023
West Taurus	Nov 2008	850	418	February 2015	149	Nov 2023
West Hercules	Oct 2008	850	580	August 2011	135	Aug 2023

* For the unit West Polaris, Ship Finance has a put option exercisable at the end of the lease terms by which the vessel may be sold to Seadrill for a fixed price of $75 million. For West Taurus and West Hercules repurchase obligations at the end of the lease terms have been agreed, at $149 million and $135 million, respectively.

The Company has determined that the Ship Finance subsidiaries, which own the units, are variable interest entities (VIEs), and that the Company is the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts. Accordingly, these VIEs are fully consolidated in the Company's consolidated accounts. The Company did not record any gains from the sale of the units, as they continued to be reported as assets at their original cost in the Company's balance sheet at the time of each transaction. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in the Company's consolidated accounts. At December 31, 2012 the units are reported under drilling units in the Company's balance sheet.

The bareboat charter rates are set on the basis of a Base LIBOR Interest Rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for each contract. A summary of the bareboat charter rates per day for each unit is given below. The amounts shown are based on the Base LIBOR Interest Rate, and reflect average rates for the year.

		2013	2014	2015	2016	2017
	Base LIBOR Interest Rate	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)
West Polaris	2.85%	223.3	176.5	175.4	170.0	170.0
West Taurus	4.25%	316.2*	320.7	165.0	158.8	157.5
West Hercules	4.25%	250.0	238.5	180.0	172.5	170.0

* For a period the interest rates West Taurus have been fixed at 2.17% regardless of movements in LIBOR interest rates. The fixed charter rate is reflected in the above table.

The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2012 and as at December 31, 2011 are as follows:

(In US$ millions)	December 31, 2012		December 31, 2011
	SFL	SFL	SFL	SFL
	West	Deepwater	West	Deepwater
	Polaris	Ltd.	Polaris	Ltd.
	Limited		Limited
Name of unit	West	West	West	West
	Polaris	Taurus	Polaris	Taurus
		and West		and West
		Hercules		Hercules

Investment in finance lease	534	1,120	611	1,240
Other assets	7	20	12	23
Total assets	541	1,140	623	1,263

Long term debt	360	-	398	822
Other liabilities	107	989	174	326
Total liabilities	467	989	572	1,148

Equity	74	151	51	115

Book value of units in the Company's consolidated accounts	594	1,035	614	1,021

Gain on realization of marketable securities	12 Months Ended
Dec. 31, 2012
Gain on realization of marketable securities [Abstract]
Gain on realization of marketable securities
Note 34 – Gain on realization of marketable securities

On May 17, 2012, SapuraCrest (BURSA: SCRES) and Kencana (BURSA: KEPB) jointly announced that they have entered into a merger agreement forming a new company, SapuraKencana Petroleum BHD (SapuraKencana). Consequently Seadrill received 589 million shares in the new company and a cash payment of $65 million.

This merger resulted in a dilution of our equity share from 23.59% to 11.79% and a recognized gain on decline in ownership of $169 million represented on a separate line item in our statement of operations.

On May 30, 2012, Seadrill announced the sale of 300 million shares in SapuraKencana resulting in a gain of $84 million reported as gain on realization of marketable securities in our statement of operation. Seadrill's holding of shares in SapuraKencana following this transaction represents 6.4% ownership of the outstanding shares. The net proceed from the sale of these shares was $198 million.

On February 7, 2011, Ensco plc ("Ensco") (NYSE: ESV) and Pride International, Inc. ("Pride") (NYSE: PDE) jointly announced that they have entered into a definitive merger agreement under which Ensco will combine with Pride in a cash and stock transaction. On May 31, 2011, Ensco announced the completion of its acquisition of Pride International, after both companies received shareholder approvals. Under the terms of the merger agreement, Pride stockholders received 0.4778 newly-issued shares of Ensco plus $15.60 in cash for each share of Pride common stock.

The merger represents a realization of our previously held Pride positions. The accumulated other-comprehensive income effect related to our holding in Pride amounted to $416 million as of May 31, 2011. This amount has been released into the profit and loss statement upon our acceptance of the Ensco offer, and the gain is presented on a separate line item in our financial statements. The cash effect of this transaction was $141 million in 2011.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 35 – Subsequent Events

On November 15, 2012 – a subsidiary of Seadrill Ltd entered into an agreement with Songa Eclipse Ltd to acquire the ultra-deepwater semi-submersible drilling rig, "Songa Eclipse" for cash consideration of US$590 million. The cash consideration also includes the acquisition of the drilling contract with Total Offshore Angola that is fixed and ending in December 2013 with three one year options to extend the contract. This acquisition is in line with our strategy of building a modern fleet through selective acquisitions and organic growth giving us an increased exposure to the ultra-deepwater market. A prepayment of $59 million was made before the end of 2012 and the physical delivery and final payment took place January 3, 2013 which is considered to be the acquisition date. This purchase is considered to constitute a business combination for accounting purposes. The Company is still in the process of determining the allocation of the purchase price to the identified assets and liabilities acquired, due to the acquisition being recently completed.

On January 16, 2013 – Tullow plc has exercised its contractual option to extend the contract for the ultra-deepwater semi-submersible rig West Leo by two years from May 2016 to May 2018. The West Leo is expected to carry out operations in West Africa until the end of its contract in May 2018. The potential contract revenue for the extension is estimated to approximately US$450 million based on 97 percent utilization and includes a performance bonus arrangement. This brings the total estimated contract value to US$1.13 billion. In line with the omnibus agreement terms and conditions between Seadrill and Seadrill Partners, Seadrill is obligated to offer the West Leo to Seadrill Partners at a fair market price.

On January 30, 2013 – the Company received and accepted an attractive offer from a commercial bank to finance its current exposure to Sevan Drilling ASA ("Sevan") through a forward agreement. The Company sold in connection with this its existing 96,000,000 shares and received a forward agreement with exposure to the same number of shares. The shares have been sold at NOK 3.95 per share. The forward agreement runs until 30 April 2013 and has a strike price of NOK 3.9851. Following the new agreement Seadrill are not longer directly owners of any shares in Sevan, but are exposed though forward agreements to 96,000,000 shares or 28,52 percent of the outstanding shares. The total ownership percentage has been calculated based on an issued share capital in Sevan of 336,625,000 shares and do not include the issuance of the new planned private placement.

On January 31, 2013 – the Company entered into an agreement for the construction of two high specification jack-up drilling rigs with Dalian Shipbuilding Industry Offshore Inc in China. The new units are scheduled for delivery during the first and second quarter 2015, and the estimated total project price is approximately US$230 million (including project management, capitalized interest, drilling and handling tools, spares and operation preparations) per rig, with tail-heavy payment terms.

On February 6, 2013 – our subsidiary Seadrill Janus Ltd. completed the sale of the jack-up drilling unit WestJanus for a total consideration of $73 million.

On February 7, 2013 - the Company participated in a private placement in Sevan Drilling ASA, and was allocated 81,828,500 shares at a subscription price of NOK 3.95. Subsequently, Seadrill received and accepted an offer from a commercial bank to finance these shares. In connection to this, Seadrill has transferred its entire allocation to the same commercial bank and entered into a forward agreement to buy the same number of shares. The forward agreement runs until May 6, 2013 and has a strike price of NOK 3.9815 per share. Following this transaction, Seadrill will not directly hold any shares in Sevan, but will be exposed through forward agreements to 177,828,500 shares or 29.9 percent of the outstanding shares following completion of the private placement.

On February 11, 2013 – the Company and SapuraKencana Petroleum Berhad ("SapuraKencana") entered into a conditional sale and purchase agreement in relation to the proposed transaction. SapuraKencana will acquire all the tender rigs in Seadrill's fleet except for the West Vencedor, T15, and T16. These three rigs are either owned or planned to be owned by Seadrill Partners LLC. Seadrill will in a transition period in co-operation with SapuraKencana retain the management of all tender rigs that are in operation outside Asia. The agreed acquisition price is for an enterprise value of US$2.9 billion less adjustments and includes future capital commitments for newbuildings T17, T18, and West Esperanza. The Company will furthermore continue to manage and supervise the construction of the current new building program on behalf of SapuraKencana. The enterprise value includes all the debt in the tender rig business which is estimated at US$780 million as of February 6, 2013. Seadrill has agreed to pay US$75 million to SapuraKencana at closing to compensate for cash flow from the tender rig business from February 8, 2013 to closing, netted off for lost interest income. The transaction closed on April 30, 2013.

On February 11, 2013 – the Company participated in a private placement of 82,003,000 shares in Archer Limited. The shares were acquired at price US$1.20 per share. As part of the private placement the short term unsecured loan of US$55 million granted to Archer in November was converted to shares. Furthermore, Seadrill will receive 2,811,793 shares in Archer as compensation for underwriting parts of the private placement. Following this purchase and the receipt of the underwriting commission, Seadrill will be the owner of 231,053,239 shares in the Archer Limited, corresponding to 39.9% of the total number of outstanding shares in the Archer Limited.

On March 5, 2013 – the Company exercised fixed price options for the construction of two high specification jack-up drilling rigs at Dalian Shipbuilding Industry Offshore Co., Ltd. (DSIC Offshore) in China. The estimated total project price is approximately US$230 million.

On March 5, 2013 – the Company successfully completed a NOK 1,800 million ($316 million) senior unsecured bond issue with maturity in 2018. An application will be made for the bonds to be listed on Oslo Børs. The net proceeds from the bond issue will be used for general corporate purposes, including payments under recently announced newbuilding contracts.

On March 12, 2013 – the Company participated in a private placement in Asia Offshore Drilling Limited (AOD). AOD raised a total of US$100 million in the private placement. Seadrill Limited and Mermaid Maritime Plc, the majority shareholders in the Company, subscribed pro-rata to the entire share capital issue. Seadrill Limited and Mermaid Maritime Plc, will own 66.18 percent and 33.76 percent of the Company respectively post the transaction. AOD I was delivered January 31, 2013, and AOD II was delivered April 15, 2013. As of April 22, 2013, AOD has one jack-up under con struction at the Keppel FELS shipyard in Singapore.

On March 19, 2013 – the Company signed a new $1,450 million facility with various commerical lending institutions and export credit agencies, to fund the aquisition of the West Auriga and the West Vela, which have been pledged as security. The facility bears interest at LIBOR plus a margin in the range of 2.7% to 3.0%, with maturity date in 2025. As at April 30, 2013, this facility has not yet been drawn down.

On March 25, 2013 – the Company and the other major shareholder in AOD, Mermaid Maritime Plc, signed a shareholder resolution that changed the board composition in favor of the Company. Based on this change we now control the Board and therefore also the company considering the fact that we as of March 25th owned 66.18% of the shares in AOD. March 25th is considered the acquisition date and we have concluded that we will consolidate the financial results and balance sheet of AOD from this date. The acquisition is considered to constitute a business combination achieved in stages for accounting purposes. The Company is still in the process of determining the accounting consequences due to the acquisition being recently completed.

General information (Policies)	12 Months Ended
Dec. 31, 2012
General information [Abstract]
Basis of presentation
Basis of presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (US GAAP). The amounts are presented in United States dollar (U.S. dollar) rounded to the nearest million, unless otherwise stated.

The accompanying consolidated financial statements present the financial position of Seadrill Limited, the consolidated subsidiaries and the group's interest in associated entities. Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary.

We have in 2012 and 2011 significantly expanded our fleet of drilling rigs and as a result of this our long term maintenance has increased correspondingly. In response to this, we determined that we had incorrectly classified payments related to long term maintenance as an investing activity rather than as an operating activity in the consolidated statement of cash flows. We concluded that such classification was not material to cash flows from operating activities and investing activities for previously reported periods. Accordingly, the presentation of the consolidated statement of cash flows for the years ending December 31, 2011 and 2010 have been revised. This resulted in a decrease in cash provided by Operating Activities and an increase in cash used by Investing Activities, of $147 million in 2011 and $90 million in 2010.

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, unless otherwise noted.

Basis of consolidation
Basis of consolidation

The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities, ("VIE"s) in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined in ASC Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investment in companies in which we hold an ownership interest of between 20% and 50%, and over which we exercise significant influence, but do not consolidate, are accounted for using the equity method. The Company records its investments in associated companies and its share of earnings or losses in the consolidated statements of operations as "Share in results from associated companies." The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies."

Investments in companies in which our ownership is less than 20% are valued at fair value unless it is not possible to estimate fair value, then the cost method is used.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company's interest in the entity.

Accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting policies [Abstract]
Use of estimates
Use of estimates

Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue

Contract revenue

A substantial majority of the Company's revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate based and lump sum fee revenues are recognized ratably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties are resolved or upon completion of the drilling program.

In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the contract term, excluding option periods.

In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over contract term, excluding option periods not exercised by our customers. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.

Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the contract term, excluding option periods not exercised.

Reimbursables
Reimbursables

Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues
Other revenues

In a business combination there may exist favorable and unfavorable drilling contracts which are recorded at fair value at the date of acquisition. A favorable or unfavorable drilling contract is a contract that has a dayrate which differs from prevailing market rates at the time of acquisition. The net present value of such contracts is recorded as an asset or liability at the purchase date and subsequently recognized as revenue or reduction to revenue over the contract term.

Mobilization and demobilization expenses
Mobilization and demobilization expenses

Demobilization costs are costs related to the transfer of a vessel or drilling rig to a safe harbor or different geographic area and are expensed as incurred.

Mobilization costs incurred as part of a contract are capitalized and recognized as expense over the contract term, excluding option periods not exercised by our customers. The costs of relocating drilling units that are not under contract are expensed as incurred.

Rig operating expenses
Rig Operating Expenses

Rig operating expenses are costs associated with operating a drilling rig that is either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the rigs and are expensed as incurred.

Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys

Costs related to periodic overhauls of drilling units are capitalized under drilling units and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. Amortization costs for periodic overhauls are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.
Foreign currencies

The Company and the majority of its subsidiaries use the U.S. dollars as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company's reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate for the year and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders' equity.

Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the consolidated statements of operations.

Current and non-current classification
Current and non-current classification

Receivables and liabilities are classified as current assets and liabilities respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Restricted cash
Restricted cash

Restricted cash consists of bank deposits which have been pledged as collateral for certain guarantees issued by a bank or minimum deposits which must be maintained in accordance with contractual arrangements. Restricted cash with maturity longer than one year are classified as non-current assets.

Marketable securities
Marketable securities

Marketable equity securities held by the Company are considered to be available-for-sale and, as such, are recorded at fair value with resulting unrealized gains and losses recorded as a separate component of accumulated other comprehensive income in shareholders' equity. The Company also holds marketable securities considered to be trading securities and as such, are recorded at fair value with resulting unrealized gains and losses recorded through the profit and loss statement. Gains and losses on forward contracts to purchase marketable equity securities that do not meet the definition of a derivative are accounted for as available-for-sale.

Receivables
Receivables

Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Impairment of marketable securities and equity method investees
Impairment of marketable securities and equity method investees

The Company analyzes its available-for-sale securities and equity method investees for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the investment. The Company records an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above cost within reasonably period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the securities held as available for sale or of the equity method investee are sold.

Newbuildings
Newbuildings

The carrying value of rigs under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

The Company may have option agreements with shipyards to order new rigs at fixed or variable prices which require some or no additional payment upon exercise. Payments for rig purchase options are capitalized at the time when option contracts are acquired or entered into. The Company reviews the expected future cash flows, which would result from the exercise of each option contract on a contract by contract basis to determine whether the carrying value of the option is recoverable.

Capitalized interest
Capitalized interest

Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Drilling units
Drilling units

Rigs, vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of the Company's floaters, jack-up rigs and tender rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Assets are classified as held for sale when all of the following criteria are met, which are as follows: Management, having the authority to approve the action, commits to a plan to sell the asset (disposal group), the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups), an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within one year. The term probable refers to a future sale that is likely to occur, the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the balance sheet, and resulting gains or losses are included in the consolidated statement of operations.

Equipment
Equipment

Equipment is recorded at historical cost less accumulated depreciation and is depreciated over its estimated remaining useful life, which is between three and five years depending on the type of asset.

Goodwill
Goodwill

The Company allocates the purchase price of acquired businesses to the identifiable tangible and intangible assets and liabilities acquired, with any remaining amount being recorded as goodwill. Goodwill is tested for impairment at least annually at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. The Company has determined that its reporting units are the same as its operating segments for the purpose of allocating goodwill and the subsequent testing of goodwill for impairment.

The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two step goodwill impairment test.

If the qualitative factors indicate possible impairment, the standard requires the Company to compare the fair value of its reporting units to their carrying value. In the event that the fair value is less than carrying value, the Company must perform an exercise similar to a purchase price allocation in a business combination in order to determine the amount of the impairment charge.

The goodwill impairment test for a reporting unit is based on discounted cash flows. The Company uses estimated future cash flows applying contract dayrates during the firm contract periods and estimated forecasted dayrates for the periods after expiry of firm contract periods. Zero escalation of dayrates for the periods will be assumed. The estimated future cash flows will be based on remaining economic useful lives for the assets, and discounted using a weighted average cost of capital (WACC).

Other intangible assets
Other intangible assets

Other intangible assets are recorded at historical cost less accumulated amortization. The cost of these assets less estimated residual value is amortized on a straight-line basis over the estimated remaining economic useful lives. Other intangible assets include technology and customer relationships.

Impairment of long-lived assets
Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment is made to the market value or the discounted future net cash flows.

Defined benefit pension plans
Defined benefit pension plans

The Company has several defined benefit plans which provide retirement, death and early termination benefits. The Company's net obligation is calculated separately for each plan by estimating the amount of the future benefit that employees have earned in return for their cumulative service.

The aggregated projected future benefit obligation is discounted to a present value, and the aggregated fair value of any plan assets is deducted. The discount rate is the market yield at the balance sheet date on government bonds in the relevant currency and based on terms consistent with the post-employment benefit obligations. The retirement benefits are generally a function of number of years of employment and amount of employees' remuneration. The plans are primarily funded through payments to insurance companies. The Company records its pension costs in the period during which the services are rendered by the employees. Actuarial gains and losses are recognized in the statement of operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed 10 percent of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

Treasury shares
Treasury shares

Treasury shares are recognized at cost as a component of equity. The purchase of treasury shares reduces the Company's share capital by the nominal value of the acquired treasury shares. The amount paid in excess of the nominal value is treated as a reduction of additional paid-in capital.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities

The Company's interest-rate swap agreements, foreign currency options and forward exchange contracts are recorded at fair value. Changes in the fair value of interest-rate swap agreements, forward exchange and currency options contracts, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within Financial Items.

Changes in the fair value of any derivative instrument that we have formally designated as a hedge, are recognized in Accumulated other comprehensive income (loss) in the Consolidated Balance Sheets. Any change in fair value relating to an ineffective portion of a designated hedge is recognized, in the Consolidated Statement of Operations. When the hedged item affects the income statement, the gain or loss included in accumulated other comprehensive income is reported on the same line in the Consolidated Statements of Operations as the hedged item.

Financial instruments such as forward contracts to purchase shares that do not qualify as derivative instruments are not recognized on the balance sheet, unless deemed impaired. Such instruments are off-balance sheet transactions and result in only disclosures to the financial statements.

Income taxes
Income taxes

Seadrill is a Bermuda company. Currently, Seadrill is not required to pay taxes in Bermuda on ordinary income or capital gains as we qualify as an exempt company. The Company has received written assurance from the Minister of Finance in Bermuda that it will be exempt from taxation until March 2035. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently income taxes have been recorded in these jurisdictions when appropriate.

Significant judgment is involved in determining the provision for income taxes. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. Seadrill recognizes tax liabilities based on its assessment of whether its tax positions are more likely than not sustainable, based on the technical merits and considerations of the relevant taxing authority's widely understood administrative practices and precedence.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Deferred charges	Deferred charges Loan related costs, including debt arrangement fees, are capitalized and amortized over the term of the related loan and are included in interest expense.
Convertible debt
Convertible debt

Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met (including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative).

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.

Total Return Equity Swaps
Total Return Equity Swaps

From time to time, the Company enters into total return equity swaps ("TRS") indexed to the Company's own shares, where the counterparty acquires shares in the Company and the Company carries the risk of fluctuations in the share price of the acquired shares. The fair value of each TRS is recorded as an asset or liability, with the changes in fair value recorded in the consolidated statement of operations. The Company may, from time to time, enter into TRS arrangements indexed to shares in other companies which are accounted for in a similar manner.

Share-based compensation
Share-based compensation

The Company has established an employee share ownership plan under which employees, directors and officers of the Group may be allocated options to subscribe for new shares in the ultimate parent, Seadrill Limited. The compensation cost for share options is recognized as an expense over the service period based on the fair value of the options granted.

The fair value of the share options issued under the Company's employee share option plans is determined at grant date taking into account the terms and conditions upon which the options are granted, and using a valuation technique that is consistent with generally accepted valuation methodologies for pricing financial instruments, and that incorporates all factors and assumptions that knowledgeable, willing market participants would consider in determining fair value. The fair value of the share options is recognized as personnel expenses with a corresponding increase in equity over the period during which the employees become unconditionally entitled to the options. Compensation cost is initially recognized based upon options expected to vest with appropriate adjustments to reflect actual forfeitures. National insurance contributions arising from such incentive programs are expensed when the options are exercised.

Provisions
Provisions

A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Segment reporting
Segment reporting

We have in 2011 and 2012 significantly expanded our fleet of drilling rigs through acquisitions of new rigs and newbuilding orders. In response to this development we reviewed our internal reporting structure including the operating and reporting business segments in 2011. The review resulted in a change in our reporting segments with effect from January 1, 2011.

As of December 31, 2012, the Company has three reportable business segments which include floaters, jack-up rigs and tender rigs. The well services business segment included the activities of Archer which performs various services related to platform drilling, drilling facility engineering, well intervention and oilfield services. With effect from the end of February 2011, Archer has been deconsolidated and the well services segment is no longer part of our consolidated financial statements.

Related parties
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. All transactions between the related parties are based on the principle of arm's length.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is calculated based on the income (loss) for the period available to common stockholders divided by the weighted average number of shares outstanding for basic EPS for the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments which for the Company includes share options and convertible debt. The determination of dilutive earnings per share requires the Company to potentially make certain adjustments to net income and for the weighted average shares outstanding used to compute basic earnings per share unless anti-dilutive.

Reclassifications
Reclassifications

Certain reclassifications have been made to prior period amounts to conform to the current year presentation. These reclassifications did not have a material effect on the consolidated financial statements (refer to the Basis of preparation stated above).

Recently Issued Accounting Standards effective 2013
Recently Issued Accounting Standards

Balance sheet—Effective January 1, 2013, we will adopt the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments. The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement. The update is effective for interim and annual periods beginning on or after January 1, 2013. We do not expect that our adoption will have a material effect on our consolidated balance sheet.

Balance sheet—Effective January 1, 2013, we will adopt the accounting standards update that requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. We do not expect that our adoption will have a material effect on our financial statements.

Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment information [Abstract]
Segment results
Segment results are evaluated on the basis of operating revenues, and the information given below is based on information used for internal management reporting. The accounting principles for the segments are the same as for our consolidated financial statements.

Revenues (excluding gain on sale of drilling units)

(In US$ millions)	2012	2011	2010

Floaters	2,859	2,694	2,264
Jack-up rigs	861	776	578
Tender Rigs	758	589	482
Well Services	-	133	717
Total	4,478	4,192	4,041

Depreciation and amortization

(In US$ millions)	2012	2011	2010

Floaters	412	358	301
Jack-up rigs	146	135	99
Tender Rigs	57	63	57
Well Services	-	7	23
Total	615	563	480

Operating Income – net income

(In US$ millions)	2012	2011	2010

Floaters	1,250	1,328	1,140
Jack-up Rigs	225	220	199
Tender Rigs	316	221	222
Well Services	-	5	64
Operating income	1,791	1,774	1,625
Unallocated items:
Total financial items	(354)	(103)	(294)
Income taxes	(232)	(189)	(159)
Net income	1,205	1,482	1,172

Total assets

(In US$ millions)	2012	2011

Floaters	13,725	12,600
Jack-up Rigs	4,210	4,200
Tender Rigs	1,697	1,504
Total	19,632	18,304

Goodwill

(In US$ millions)	2012	2011

Floaters	890	890
Jack-up Rigs	281	281
Tender Rigs	149	149
Total	1,320	1,320

As a consequence of the change in segment structure from 2011, the Goodwill has been reassigned to the reporting units affected using a relative fair value allocation approach.

Total liabilities

(In US$ millions)	2012	2011

Floaters	9,514	8,274
Jack-up Rigs	2,918	2,745
Tender Rigs	1,176	983
Total	13,608	12,002

Capital expenditures – fixed assets

(In US$ millions)	2012	2011	2010

Floaters	1,342	1,805	1,330
Jack-up Rigs	150	495	877
Tender Rigs	198	243	134
Well Services	-	-	27
Total	1,690	2,543	2,368

Company's revenues and fixed assets by geographic area
Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the Company's revenues and fixed assets by geographic area:

Revenues (excluding gain on sale of assets)

(In US$ millions)	2012	2011	2010

Norway	815	966	1,393
UK	230	56	151
Brunei	95	54	66
Thailand	310	303	165
Malaysia	226	207	62
Congo	2	-	37
Nigeria	419	235	204
Canada	66	-	-
USA	260	202	186
Brazil	629	913	710
China	183	299	230
Indonesia	92	130	159
Philippines	-	-	109
Vietnam	180	157	150
Angola	358	337	182
Red Sea	-	-	68
Trinidad & Tobago	83	41	-
Ghana	122	-	-
Saudi Arabia/Kuwait	146	127	69
Mexico	137	49	-
Other	125	116	100
Total	4,478	4,192	4,041

Fixed assets – operating drilling units (1)

(In US$ millions)	2012	2011

Norway	1,868	2,007
UK	1,112	-
Brunei	197	38
Thailand	354	605
Malaysia	690	333
Congo	161	-
Nigeria	1,148	1,191
Canada	546	-
USA	1,296	496
Brazil	1,714	2,096
China	-	1,091
Indonesia	99	321
Vietnam	337	336
Angola	945	979
Trinidad & Tobago	252	424
Ghana	655
Saudi Arabia	661	331
Mexico	593	605
Other	267	370
Total	12,894	11,223

(1)
The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Current tax expense:
Bermuda	-	-	-
Foreign	167	328	184
Deferred tax expense:
Bermuda	-	-	-
Foreign	58	24	14
Deferred taxes acquired during the year	-	-	-
Tax related to internal sale of assets in subsidiary, amortized for group purposes	7	(163)	(39)
Total provision	232	189	159
Effective tax rate	16.1%	11.3%	12.1%

Income tax reconciliation
The income taxes for the years ended December 31 differed from the amount computed by applying the statutory income tax rate of 0 % as follows:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Income taxes at statutory rate	-	-	-
Effect of transfers to new tax jurisdictions	7	(163)	(39)
Effect of change on uncertain tax positions relating to prior year	91	24	-
Effect of change in taxable currency	-	-	-
Effect of taxable income in various countries	134	328	198
Total	232	189	159

Net deferred tax assets (liabilities)
Deferred Income Taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In US$ millions)	December 31, 2012	December 31, 2011

Pension	8	11
Provisions	3	15
Property, plant and equipment	-	9
Other	2	8
Gross deferred tax asset	13	43

Deferred Tax Liability:

(In US$ millions)	December 31, 2012	December 31, 2011

Property, plant and equipment	5	-
Gain from sale of fixed assets	23	31
Foreign exchange	54	-
Other	1	13
Gross deferred tax liability	83	44

Net deferred tax	(70)	(1)

Net deferred taxes are classified as follows:

(In US$ millions)	December 31, 2012	December 31, 2011

Short-term deferred tax asset	-	10
Long-term deferred tax asset	13	33
Short-term deferred tax liability	6	10
Long-term deferred tax liability	77	34
Net deferred tax	70	1

Future taxable income justifies the inclusion of tax loss carry-forward in the calculation of net deferred taxes.

Changes to liabilities related to unrecognized tax benefits
The changes to our liabilities related to unrecognized tax benefits, excluding interest and penalties that we recognize as a component of income tax expense, where as follows:

	Year ended December 31
(In US$ millions)	2012	2011	2010
Balance beginning of period	63	-	-
Additions during the period	91	63	-
Balance end of period	154	63	-

Earliest tax years that remain subject to examination by major taxable jurisdictions
The parent company, Seadrill Limited, is headquartered in Bermuda where we have been granted a tax exemption until 2035. Other jurisdictions in which the Company and its subsidiaries operate are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, the Company may pay tax within some jurisdictions even though it may have an overall loss at the consolidated level. The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
Australia	2008
Nigeria	2007
Norway	2007
Thailand	2003

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Components of numerator and denominator for calculation of basic and diluted earnings per share
The components of the numerator and denominator for the calculation of basic and diluted earnings per share resulting from continuing operations are as follows:

	Net income	Weighted average million of shares outstanding	Earnings per share
2010
Earnings per share	1,117	409	2.73
Effect of dilution:
Convertible bonds	228	60
Share options	-	2
Diluted earnings per share**	1,345	471	2.73

2011
Earnings per share	1,401	459	3.05
Effect of dilution:
Convertible bonds	45	28
Share options	-	1
Diluted earnings per share	1,446	488	2.96

2012
Earnings per share	1,108	469	2.37
Effect of dilution:
Convertible bonds	37	20
Share options	-	1
Diluted earnings per share	1,145	490	2.34

**The loss on debt extinguishment of $145 million has been added back to net income in addition to interest expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.

Other revenues (Tables)	12 Months Ended
Dec. 31, 2012
Other revenues [Abstract]
Other revenues
Other revenues comprise the following items:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Amortization of unfavorable contracts	-	24	39
Amortization of favorable contracts	(12)	(23)	(13)
Revenues related party	15	0	0
Total	3	1	26

Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income
Accumulated other comprehensive income for the years December 31, 2012 and December 31, 2011:

(In US$ millions)	December 31,	December 31,
	2012	2011
The total balance of accumulated other comprehensive income is made up as follows:
Unrealized gain on marketable securities	206	1
Unrealized gain on foreign exchange	67	54
Actuarial gain/(loss) relating to pension	(30)	(11)
Unrealized gain/ (loss) on interest rate swaps in VIEs	(49)	(49)
Accumulated other comprehensive income	194	(5)

Gain on sale of assets (Tables)	12 Months Ended
Dec. 31, 2012
Gain on sale of assets [Abstract]
Gain on sale of assets
The Company has recognized the following gains and losses on sales of assets:
(In US$ millions)	Net proceeds	Book value on disposal	Gain/Loss
Year ended December 31, 2012:	-	-	-
Total for year ended December 31, 2012	-	-	-

Year ended December 31, 2011:
Sale of jack-up West Juno	248	226	22
Total for year ended December 31, 2011	248	226	22

Year ended December 31, 2010:
Sale of Jack-up rig West Larissa	55	29	26
Total for year ended December 31, 2010	55	29	26

Operating leases (Tables)	12 Months Ended
Dec. 31, 2012
Operating leases [Abstract]
Future minimum rental payments for operating leases
The Company has operating leases relating to premises, the most significant being its offices in Stavanger, London, Singapore, Houston, Rio de Janeiro, Dubai and Aberdeen. In the years ended December 31, 2012, 2011 and 2010 rental expenses amounted to $25 million, $20 million and $21 million, respectively. Future minimum rental payments are as follows:

Year	US$ million
2013	23
2014	13
2015	10
2016	7
2017	8
2018 and thereafter	21
Total	82

Deconsolidation of subsidiary (Tables)	12 Months Ended
Dec. 31, 2012
Deconsolidation of subsidiary [Abstract]
Re-measurement of any retained equity interest in former subsidiary at fair value
A change in control is considered a re-measurement event; therefore, upon losing control of Archer, we re-measured at fair value any retained equity interest in the former subsidiary.

(In US$ millions)	December 31, 2011

Fair value of the consideration received	-
Fair value of the retained non-controlling investment	711
The carrying amount of non-controlling interest in Archer	330
The carrying amount of Archer's assets and liabilities	(564)
Accumulated translation adjustments recycled from OCI into profit & loss	70
Accumulated actuarial loss recycled from OCI into profit & loss	(7)
Total gain	540

Restricted cash (Tables)	12 Months Ended
Dec. 31, 2012
Restricted cash [Abstract]
Restricted cash
Restricted cash includes:

(In US$ millions)	December 31, 2012	December 31, 2011

CIRR deposits (see Note below)	270	298
Margin calls related to share forward agreements	69	137
Restricted deposit related to loan facility	5	5
Tax withholding deposits	58	42
Total restricted cash	402	482
Long-term restricted cash (related to CIRR deposits and loan facility)	218	250
Short-term restricted cash	184	232

Marketable securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable securities [Abstract]
Marketable securities held
Marketable securities held by the Company are equity securities considered to be available-for-sale securities or trading securities.

(In US$ millions)	December 31, 2012	December 31, 2011

Original cost	128	24
Unrealized gain on marketable securities	205	-
Carrying value	333	24

Marketable securities and changes in carrying value
Marketable securities held by us include approximately 81.1% of the partially redeemed Petromena NOK2,000 million bond ("Petromena") and 6.4% of SapuraKencana . Marketable securities and changes in their carrying value are as follows:

(In US$ millions)	Ensco	Petromena	Golden Close	Sapura Kencana	Total

Historic cost at December 31, 2011	5	4	15	-	24
Fair Market value adjustments recognized via OCI	-	-	1	-	1
Fair Market value adjustments recognized via P&L	(1)	-	-	-	(1)
Net book value at December 31, 2011	4	4	16	-	24
Additions	-	-	-	237	237
Fair market value adjustments recognized via OCI	-	-	-	84	84
Release of OCI into profit & loss	-	-	(1)	(84)	(85)
Realization of historic cost	(4)	-	(15)	(113)	(132)
Other than temporary impairments	-	-	-	-	-
Historic cost at Dec 31, 2012	-	4	-	124	128
Fair Market value adjustments recognized via OCI	-	-	-	205	205
Fair Market value adjustments recognized via P&L	-	-	-	-	-
Net book value at December 31, 2012	-	4	-	329	333

Other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other current assets [Abstract]
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2012	December 31, 2011

Prepaid expenses	89	25
Deferred charges – short term portion	24	26
Accrued revenue	15	-
Unrealized gain on total return swap agreements	7	11
Reimbursable amounts due from customers	49	154
Favorable contracts	2	12
Other	123	95
Total other current assets	309	323

Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2012
Investment in associated companies [Abstract]
Percentages of ownership and book value of investments recorded using equity method
The Company has the following investments that are recorded using the equity method:

	December 31, 2012	December 31, 2011	December 31, 2010

SapuraCrest Bhd ("SapuraCrest")*	- *	23.6%	23.6%
Varia Perdana Sdn Bhd ("Varia Perdana")	49.0%	49.0%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman")	49.0%	49.0%	49.0%
C6 Technologies AS ("C6")***	-	-	50.0%
Archer ("Archer")***	39.9%	39.9%	-
Asia Offshore Drilling ("AOD")**	66.2%	33.8%	-
Sevan Drilling ("Sevan Drilling")	28.5%	28.5%	-
Seabras Sapura Participacoes SA ("Seabras Sapura Participacoes")	50%	-	-
Seabras Sapura Holdco Ltd ("Seabras Sapura Holdco")	50%	-	-
Itaunas Drilling B.V. ("Itaunas Drilling")	30%	-	-
Camburi Drilling B.V. ("Camburi Drilling")	30%	-	-
Sahy Drilling B.V. ("Sahy Drilling")	30%	-	-

Summarized balance sheet information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2012
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Varia Perdana	98	154	37	-
Tioman	82	1	61	-
Archer	639	1,945	685	972
AOD	32	141	6	-
Sevan Drilling	133	1,586	266	791
Seabras Sapura Participacoes	-	42	-	-
Seabras Sapura Holdco	-	117	-	117
Itaunas Drilling	5	114	109	-
Camburi Drilling	4	121	113	-
Sahy Drilling	2	109	66	36
TOTAL	995	4,330	1,343	1,916

	As of December 31, 2011
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
SapuraCrest	716	514	505	198
Varia Perdana	136	157	64	33
Tioman	80	-	70	-
Archer	638	2,176	466	1,061
AOD	49	122	3	-
Sevan Drilling	224	1,375	117	810
TOTAL	1,843	4,344	1,225	2,102

Summarized statement of operations information for the Company's equity method investees is as follows:

Summarized statement of operations information of equity method investees

Summarized statement of operations information for the Company's equity method investees is as follows:

	Year ended December 31, 2012
(In US$ millions)	Operating revenues	Net operating income	Net income
Varia Perdana	106	85	83
Tioman	157	12	6
Archer	2,191	(322)	(375)
AOD	-	(2)	(2)
Sevan Drilling	173	11	(12)
Seabras Sapura Participacoes	-	-	(1)
Seabras Sapura Holdco	-	-	-
Itaunas Drilling	-	-	-
Camburi Drilling	-	-	-
Sahy Drilling	-	(1)	(1)
TOTAL	2,627	(217)	(302)

	Year ended December 31, 2011
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	866	166	147
Varia Perdana	119	96	96
Tioman	190	(2)	(4)
Archer	1,855	(16)	(77)
AOD	-	(4)	(4)
Sevan Drilling	116	8	(50)
TOTAL	3,146	248	108

	Year ended December 31, 2010
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	1,043	118	122
Varia Perdana	164	99	99
Tioman	247	9	5
C6	-	(1)	(1)
TOTAL	1,454	225	225

Recorded equity in the statutory accounts of equity method investees
At the year-end the book values of the Company's investment in associated companies are as follows:

(In US$ millions)	December 31, 2012	December 31, 2011

SapuraCrest	-	106
Tioman	7	1
Varia Perdana	108	102
Archer	121	393
AOD	117	53
Sevan Drilling	66	66
Seabras Sapura Participacoes	21	-
Seabras Sapura Holdco	59	-
Itaunas Drilling	3	-
Camburi Drilling	4	-
Sahy Drilling	3	-
Total	509	721

The quoted market prices for Archer, AOD and Sevan Drilling as at December 31, 2012, were $121 million, 137 million and 68 million, respectively. Quoted market prices for all our other equity investments are not available because these companies are not publicly traded

At year-end the share of recorded equity in the statutory accounts of the Company's associated companies are as follows:

(In US$ millions)	December 31, 2012	December 31, 2011	December 31, 2010

SapuraCrest	-	124	112
Tioman	10	5	7
Varia Perdana	105	96	100
C6	-	-	6
Archer	370	514	-
AOD	110	57	-
Sevan Drilling	189	188	-
Seabras Sapura Participacoes	22	-	-
Seabras Sapura Holdco	-	-	-
Itaunas Drilling	3	-	-
Camburi Drilling	4	-	-
Sahy Drilling	3	-	-
Total	816	984	225

Newbuildings (Tables)	12 Months Ended
Dec. 31, 2012
Newbuildings [Abstract]
Newbuildings
(In US$ millions)	December 31, 2012	December 31, 2011
Opening balance	2,531	1,247
Additions	1,267	2,308
Capitalized interest and loan related costs	76	73
Re-classified as Drilling Units	(1,992)	(1,097)
Closing balance	1,882	2,531

Drilling units (Tables)	12 Months Ended
Dec. 31, 2012
Drilling units [Abstract]
Drilling units
(In US$ millions)	December 31, 2012	December 31, 2011
Cost	15,177	12,898
Accumulated depreciation	(2,283)	(1,675)
Net book value	12,894	11,223

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and other intangible assets [Abstract]
Goodwill
Goodwill:

(In US$ millions)	December 31, 2012	December 31, 2011
Net book balance at January 1	1,320	1,676
Goodwill acquired during the year	-	-
Impairment losses	-	-
Currency adjustments	-	15
Deconsolidation Archer	-	(371)
Net book balance of December 31	1,320	1,320

Other intangible assets
Other intangible assets:

Other intangible assets relate to customer relationships, technology and trademarks within the operating segment Well Services.

(In US$ millions)	December 31, 2012	December 31, 2011
Net book balance at January 1	-	57
Intangible assets acquired during the year	-	-
Depreciation	-	-
Deconsolidation Archer	-	(57)
Net book balance of December 31	-	-

Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Equipment [Abstract]
Equipment
Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2012	December 31, 2011
Cost	62	40
Accumulated depreciation	(22)	(15)
Net book value	40	25

Depreciation and amortization expense was $7 million, $16 million and $27 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets
(In US$ millions)	December 31, 2012	December 31, 2011
Other non-current assets consists of:
Deferred charges – long-term portion	74	65
Deferred tax effect of internal transfer of assets	140	149
Favorable contracts	-	2
Deferred mobilization costs – long-term portion	118	-
Other	70	18
Total other non-current assets	402	234

Deferred charges
(In US$ millions)	December 31, 2012	December 31, 2011

Debt arrangement fees	241	204
Accumulated amortization	(143)	(113)
Total book value	98	91
Less: Short-term portion	(24)	(26)
Long-term portion	74	65
Amortization for the period	30	31

Long-term interest bearing debt and interest expenses (Tables)	12 Months Ended
Dec. 31, 2012
Long-term interest bearing debt and interest expenses [Abstract]
Debt facilities
As of December 31, 2012 and 2011, the Company had the following debt facilities:

(In US$ millions)	December 31, 2012	December 31, 2011
Credit facilities
$1,500 facility	882	1,059
$800 facility	227	272
$585 facility	-	337
$100 facility	69	74
$700 facility	560	630
$1,200 facility	867	1,000
$900 facility	731	-
$440 facility	101	-
$1,121 Lloyd's facility	1,019	985
$2,000 facility (North Atlantic)	1,750	1,917
$170 facility	83	92
$550 facility	495	550
$400 facility	360	400
Total Bank Loans + other	7,144	7,316
Ship Finance International Loans
$700 facility	397	470
$1,400 facility	822	939
Total Ship Finance Facilities	1,219	1,409
Bonds and convertible bonds
Bonds	1,567	425
Convertible bonds	561	545
Total Bonds	2,128	970
Other credit facilities with corresponding restricted cash deposit	270	298

Total interest bearing debt	10,761	9,993
Less: current portion	(2,066)	(1,419)
Long-term portion of interest bearing debt	8,695	8,574

Maturities of outstanding debt
The outstanding debt as of December 31, 2012 is repayable as follows:

(In US$ millions)	December 31, 2012
2013	2,066
2014	1,738
2015	1,904
2016	1,017
2017 and thereafter	4,125
Effect of amortization of convertible bond	(89)
Total debt	10,761

Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other current liabilities [Abstract]
Other current liabilities
Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011

Taxes payable	322	309
Employee withheld taxes, social security and vacation payment	83	95
Accrued interest expense	54	30
Liabilities relating to investment in shares (1)	5	-
Deferred mobilization revenues – short-term portion	96	115
Derivative financial instruments (2)	397	414
Accrued expenses	341	279
Other current liabilities	40	72
Total other current liabilities	1,338	1,314

(1) Liabilities relating to the Company's share forward contracts are recorded as short-term debt.

(2) Derivative financial instruments consist of unrealized losses on various types of derivatives.

Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current liabilities [Abstract]
Other non-current liabilities
Other non-current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011

Accrued pension liabilities	55	43
Deferred mobilization revenues – long-term portion	225	130
Other non-current liabilities	8	15
Total other non-current liabilities	288	188

Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisitions [Abstract]
Acquisition consideration
The allocation of the purchase price of Scorpion was based upon fair value studies.

Acquisition consideration was as follows:
(In US$ millions)
Cash	57
Fair Value of previously held 40% equity interest	226
Fair Value of Non Controlling Interests	282
Total acquisition consideration	565

Purchase price allocation of acquired companies
The purchase price of the acquired companies has been allocated as follows:

(In US$ millions)	Scorpion	Gray	RIS	Total
Assets:
Intangible assets	-	36	2	38
Goodwill	-	80	5	85
Fixed assets	1,234	44	-	1,278
Receivables and other current assets	210	33	3	246
Total assets	1,444	193	10	1,647

Liabilities:
Deferred tax	-	25	-	26
Payables and other current liabilities	823	8	1	831
Total liabilities	823	33	1	857

Purchase Price	565	161	9	735
Gain on bargain purchase	56	-	-	56

Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Changes in non-controlling interest
Changes in non-controlling interest in 2012, 2011 and 2010 are as follows:

(In US$ millions)	Scorpion	Archer	Ship Finance	North Atlantic	Seadrill Partners LLC	Total
December 31, 2010	-	326	213	-	-	539
Changes in 2011	-	(320)	(46)	71	-	(295)
2011 net (loss)/income	-	(6)	48	39	-	81
December 31, 2011	-	-	215	110	-	325
Changes in 2012	-	-	20	10	69	99
2012 net (loss)/income	-	-	39	48	10	97
December 31, 2012	-	-	274	168	79	521

Share capital (Tables)	12 Months Ended
Dec. 31, 2012
Share capital [Abstract]
Share capital
	2012		2011		2010
All shares are common shares of $2.00 par value each	Shares	$millions	Shares	$millions	Shares	$millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600

Issued and fully paid share capital	469,250,933	938	469,250,933	938	443,308,487	887
Treasury shares held by Company	(72,859)	-	(1,478,759)	(3)	(182,796)	(1)
Outstanding shares in issue	469,178,074	938	467,772,174	935	443,125,691	886

Share option plans (Tables)	12 Months Ended
Dec. 31, 2012
Share option plans [Abstract]
Share option transactions related to the Seadrill Scheme
The following summarizes share option transactions related to the Seadrill Scheme in 2012, 2011 and 2010:

	2012		2011		2010
	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$

Outstanding at beginning of year	5,420,438	26.16	5,512,400	20.30	6,199,833	13.87
Granted	181,012	37.41	1,786,771	34.68	1,910,000	29.94
Exercised	(1,415,000)	16.39	(1,638,165)	16.33	(2,329,000)	11.88
Forfeited	(312,559)	30.84	(240,568)	21.98	(268,433)	14.99
Outstanding at end of year	3,875,891	29.88	5,420,438	26.16	5,512,400	20.30
Exercisable at end of year	1,164,214	21.19	1,598,412	19.82	1,645,333	16.03

Pension benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension benefits [Abstract]
Effect of formerly SFAS No. 158 on the consolidated balance sheet	Consolidated balance sheet position
(In US$ millions)	2012	2011

Non-current liabilities	50	15
Deferred tax	(14)	(4)
Shareholders equity	(36)	(11)

Annual pension cost
Annual pension cost

(In US$ millions)	2012	2011	2010

Benefits earned during the year	12	9	18
Interest cost on prior years' benefit obligation	5	5	9
Gross pension cost for the year	17	14	27
Expected return on plan assets	(5)	(5)	(8)
Administration charges	-	-	1
Net pension cost for the year	12	9	20
Social security cost	2	1	3
Amortization of actuarial gains/losses	-	-	(1)
Amortization of net transition assets	(4)	-	3
Total net pension cost	10	10	19

Funded status of the defined benefit plan
The funded status of the defined benefit plan

(In US$ millions)	December 31, 2012	December 31, 2011
Projected benefit obligations	171	128
Plan assets at market value	(122)	(91)
Accrued pension liability exclusive social security	49	37
Social security related to pension obligations	6	6
Accrued pension liabilities	55	43

Change in benefit obligations
Change in benefit obligations

(In US$ millions)	2012	2011

Benefit obligations at beginning of year	128	215
Deconsolidation of Archer	-	(104)
Interest cost	5	5
Current service cost	12	9
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	22	8
Foreign currency translations	11	(4)
Acquisition/transfer members	(5)	-
Benefit obligations at end of year	171	128

Change in pension plan assets
Change in pension plan assets

(In US$ millions)	2012	2011

Fair value of plan assets at beginning of year	91	150
Deconsolidation of Archer	-	(60)
Estimated return	5	5
Contribution by employer	28	7
Administration charges	-	-
Benefits paid	(2)	(1)
Change in unrecognized actuarial loss	(6)	(8)
Foreign currency translations	8	(2)
Acquisition/transfer members	(2)	-
Fair value of plan assets at end of year	122	91

Assumptions used in calculation of pension obligations
Assumptions used in calculation of pension obligations	2012	2011	2010

Rate of compensation increase at the end of year	3.50%	4.00%	4.00%
Discount rate at the end of year	4.20%	3.90%	4.20%
Prescribed pension index factor	1.40%	1.10%	2.00%
Expected return on plan assets for the year	4.00%	4.80%	4.60%
Employee turnover	3.50%	4.00%	4.00%
Expected increases in Social Security Base	3.25%	3.75%	3.75%
Expected annual early retirement from age 60/62:
Offshore personnel fixed installations			30.0%
Offshore personnel and onshore employees		50.0%	50.0%

Weighted-average asset allocation of funds related to defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, was as follows:

Pension benefit plan assets	2012	2011

Equity securities	9.2%	10.4%
Debt securities	52.4%	48.6%
Real estate	18.3%	18.0%
Money market	18.3%	21.7%
Other	1.9%	1.20%
Total	100.0%	100.0%

Expected annual pension plan contributions under defined benefit plans
The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2013-2022. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2012 and include estimated future employee services.

(In US$ millions)	December 31 2012

2013	28
2014	27
2015	29
2016	30
2017	32
2018-2022	183
Total payments expected during the next 10 years	329

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions [Abstract]
Lease costs on units leased back from related parties
In the 12 months ended December 31, 2012, the Company incurred the following lease costs on units leased back from Ship Finance subsidiaries.

(US$ millions)	2012	2011

West Prospero	-	7
West Polaris	114	126
West Hercules	75	120
West Taurus	114	112
Total	303	365

Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Line Items]
Interest rate swap and cross currency interest rate swap agreements
The Company's interest rate swap and cross currency interest rate swap agreements as at December 31, 2012, were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
50	3 month LIBOR	4.63%	May 2005 - May 2015
300	3 month LIBOR	3.16%	Dec 2008 - Dec 2018
150	3 month LIBOR	3.34%	June 2013 - June 2018
150	3 month LIBOR	3.30%	June 2013 - June 2018
200	3 month LIBOR	2.83%	Jan 2011 - Jan 2018
200	3 month LIBOR	3.27%	Mar 2013 - Mar 2018
350	3 month LIBOR	3.80%	Sep 2011 - Sep 2017
300	3 month LIBOR	3.54%	Sep 2011 - Jun 2017
71	6 month LIBOR	3.83%	Mar 2008 - Sep 2016
350	3 month LIBOR	3.36%	Sep 2011 - Jun 2016
100	3 month LIBOR	2.22%	Jan 2011 - Jan 2016
100	3 month LIBOR	2.24%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
250	3 month LIBOR	2.71%	May 2009 - May 2014
250	3 month LIBOR	2.62%	May 2009 - May 2014
500	3 month LIBOR	2.06%	Mar 2009 - Mar 2014
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
200	3 month LIBOR	2.57%	June 2012 - June 2017
100	3 month LIBOR	2.56%	June 2012 - June 2017
100	3 month LIBOR	2.74%	May 2012 - May 2017
200	3 month LIBOR	2.14%	May 2011 - Jan 2016
200	3 month LIBOR	2.14%	May 2011 - Jan 2016
100	3 month LIBOR	1.15%	Dec 2012 – Dec 2019
289	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
289	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
250	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
200	3 month LIBOR	1.18%	Dec 2012 – Dec 2019

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012		December 31, 2011
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	318	318	483	483
Restricted cash	402	402	482	482
Current portion of long-term debt	2,066	2,066	1,419	1,419
Long-term portion of floating rate debt	6,287	6,287	7,711	7,711
Long term portion of fixed rate CIRR loans	218	218	250	250
Fixed interest loans	70	69	77	74
Fixed interest convertible bonds	872	561	735	545
Fixed interest bonds	1,360	1,342	333	350
Floating interest bonds	224	224	75	75

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	333	329	-	4
Other derivative instruments – short term receivable	11	-	11	-
Total assets	344	329	11	4
Liabilities:
Interest rate swap contracts – short term payable	388	-	388	-
Other derivative instruments – short term payable	8	-	8	-
Total liabilities	396	-	396	-

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	24	4	-	20
Other derivative instruments – short term receivable	3	1	2	-
TRS equity swap contracts	11	-	11	-
Total assets	38	5	13	20
Liabilities:
Interest rate swap contracts – short term payable	372	-	372	-
Currency forward contracts – short term payable	3	-	3	-
Other derivative instruments – short term payable	39	-	39	-
Total liabilities	414	-	414	-

Roll forward of fair value measurements using unobservable inputs (Level 3)
Roll forward of fair value measurements using unobservable inputs (Level 3):

(In US$ millions)
Beginning balance January 1, 2012	20
Realization	(16)
Purchase	-
Changes in fair value of bonds	-
Closing balance December 31, 2012	4

Consolidated Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Interest rate swap and cross currency interest rate swap agreements
Two of the Ship Finance subsidiaries consolidated by the Company as VIE's have entered into interest rate swaps in order to mitigate the Company's exposure to variability in cash flows for future interest payments on the loans taken out to finance the acquisition of West Polaris and West Taurus. These interest rate swaps qualify for hedge accounting and any changes in their fair value are included in "Other comprehensive income/loss". Below is a summary of the notional amounts, fixed interest rates payable and durations of these interest rate swaps.

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
470 (West Polaris )	1 month LIBOR	3.89%	July 2008 - Oct 2012
518 (West Taurus)	1 month LIBOR	2.19%	Dec 2008 - Aug 2013

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Maturity schedule for contractual commitments
The maturity schedule for the contractual commitments as of December 31, 2012 is as follows:

(In US$ millions)	2013	2014	2015	2016	2017	2018 and thereafter
Newbuildings	2,711	1,834	1,059	-	-	-
Total	2,711	1,834	1,059	-	-	-

Maximum potential future payment for each type of guarantee
Guarantees

The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2012	December 31, 2011
Guarantees to customers of the Company's own performance	2,455	1,553
Guarantee in favor of banks	905	764
Guarantee in favor of suppliers	5,522	2,023
Guarantee in favor of Variable Interest Entities	1,655	1,949
Total	10,536	6,289

Variable Interest Entities (VIEs) (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities (VIEs) [Abstract]
Summary of sale and leaseback arrangements
As of December 31, 2012, the Company leased a drillship and two semi-submersible rigs from VIEs under finance leases. Each of the units had been sold by the Company to single purpose subsidiaries of Ship Finance Ltd and simultaneously leased back by the Company on bareboat charter contracts for a term of 15 years. The Company has several options to repurchase the units during the charter periods, and obligations to purchase the assets at the end of the 15 year lease period. The following table gives a summary of the sale and leaseback arrangements, as of December 31, 2012:

Unit	Effective from	Sale value (In US$ millions)	First repurchase option (In US$ millions)	Month of first repurchase option	Last repurchase option * (In US$ millions)	Month of last repurchase Option *
West Polaris	Jul 2008	850	548	September 2012	178	Jun 2023
West Taurus	Nov 2008	850	418	February 2015	149	Nov 2023
West Hercules	Oct 2008	850	580	August 2011	135	Aug 2023

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
The bareboat charter rates are set on the basis of a Base LIBOR Interest Rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for each contract. A summary of the bareboat charter rates per day for each unit is given below. The amounts shown are based on the Base LIBOR Interest Rate, and reflect average rates for the year.

		2013	2014	2015	2016	2017
	Base LIBOR Interest Rate	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)
West Polaris	2.85%	223.3	176.5	175.4	170.0	170.0
West Taurus	4.25%	316.2*	320.7	165.0	158.8	157.5
West Hercules	4.25%	250.0	238.5	180.0	172.5	170.0

Assets and liabilities in the statutory accounts of the VIEs
The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2012 and as at December 31, 2011 are as follows:

(In US$ millions)	December 31, 2012		December 31, 2011
	SFL	SFL	SFL	SFL
	West	Deepwater	West	Deepwater
	Polaris	Ltd.	Polaris	Ltd.
	Limited		Limited
Name of unit	West	West	West	West
	Polaris	Taurus	Polaris	Taurus
		and West		and West
		Hercules		Hercules

Investment in finance lease	534	1,120	611	1,240
Other assets	7	20	12	23
Total assets	541	1,140	623	1,263

Long term debt	360	-	398	822
Other liabilities	107	989	174	326
Total liabilities	467	989	572	1,148

Equity	74	151	51	115

Book value of units in the Company's consolidated accounts	594	1,035	614	1,021

General information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 DrillingUnit	Dec. 31, 2011		Dec. 31, 2010
General information [Abstract]
Number of offshore drilling units owned by the Company	43
Number of offshore drilling units under construction	23
Percentage of voting control for certain variable interest entities (in hundredths)	50.00%
Decrease in cash provided by operating activities	$ 133	$ 147		$ 90
Increase in cash used by investing activities		$ 147		$ 90
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%
Archer [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	39.90%	39.90%	[1]	0.00%	[1]

[1]	In February 2011, we deconsolidated our majority-owned subsidiary Archer (formerly Seawell Limited). Archer is now accounted for as an associated company.

Accounting policies (Details)	12 Months Ended
Dec. 31, 2012 Segment
Property, Plant and Equipment [Line Items]
Escalation of dayrates (in hundredths)	0.00%
Defined benefit pension plans [Abstract]
Threshold percentage for recognizing actuarial gains and losses (in hundredths)	10.00%
Segment reporting [Abstract]
Number of reportable business segments	3
Overhauls of drilling units [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Drilling units [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale	1 year
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years

Segment information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment		Dec. 31, 2011		Dec. 31, 2010
Segment information [Abstract]
Number of operating segments	3
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	$ 4,478		$ 4,192		$ 4,041
Depreciation and amortization	615		563		480
Operating Income - net income [Abstract]
Operating income	1,791		1,774		1,625
Unallocated items [Abstract]
Total financial items	(354)		(103)		(294)
Income taxes	(232)		(189)		(159)
Net income	1,205		1,482		1,172
Total assets	19,632		18,304
Goodwill	1,320		1,320		1,676
Total liabilities	13,608		12,002
Capital expenditures - fixed assets	1,690		2,543		2,368
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	4,478		4,192		4,041
Fixed assets - operating drilling units	12,894	[1]	11,223	[1]
Norway [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	815		966		1,393
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	815		966		1,393
Fixed assets - operating drilling units	1,868	[1]	2,007	[1]
UK [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	230		56		151
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	230		56		151
Fixed assets - operating drilling units	1,112	[1]	0	[1]
Brunei [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	95		54		66
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	95		54		66
Fixed assets - operating drilling units	197	[1]	38	[1]
Thailand [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	310		303		165
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	310		303		165
Fixed assets - operating drilling units	354	[1]	605	[1]
Malaysia [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	226		207		62
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	226		207		62
Fixed assets - operating drilling units	690	[1]	333	[1]
Congo [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	2		0		37
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	2		0		37
Fixed assets - operating drilling units	161	[1]
Nigeria [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	419		235		204
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	419		235		204
Fixed assets - operating drilling units	1,148	[1]	1,191	[1]
Canada [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	66		0		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	66		0		0
Fixed assets - operating drilling units	546	[1]
USA [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	260		202		186
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	260		202		186
Fixed assets - operating drilling units	1,296	[1]	496	[1]
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	629		913		710
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	629		913		710
Fixed assets - operating drilling units	1,714	[1]	2,096	[1]
China [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	183		299		230
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	183		299		230
Fixed assets - operating drilling units	0	[1]	1,091	[1]
Indonesia [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	92		130		159
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	92		130		159
Fixed assets - operating drilling units	99	[1]	321	[1]
Philippines [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		0		109
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	0		0		109
Vietnam [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	180		157		150
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	180		157		150
Fixed assets - operating drilling units	337	[1]	336	[1]
Angola [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	358		337		182
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	358		337		182
Fixed assets - operating drilling units	945	[1]	979	[1]
Red Sea [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		0		68
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	0		0		68
Trinidad & Tobago [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	83		41		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	83		41		0
Fixed assets - operating drilling units	252	[1]	424	[1]
Ghana [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	122		0		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	122		0		0
Fixed assets - operating drilling units	655	[1]
Saudi Arabia/Kuwait [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	146		127		69
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	146		127		69
Saudi Arabia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - operating drilling units	661	[1]	331	[1]
Mexico [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	137		49		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	137		49		0
Fixed assets - operating drilling units	593	[1]	605	[1]
Other [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	125		116		100
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	125		116		100
Fixed assets - operating drilling units	267	[1]	370	[1]
Floaters [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	2,859		2,694		2,264
Depreciation and amortization	412		358		301
Operating Income - net income [Abstract]
Operating income	1,250		1,328		1,140
Unallocated items [Abstract]
Total assets	13,725		12,600
Goodwill	890		890
Total liabilities	9,514		8,274
Capital expenditures - fixed assets	1,342		1,805		1,330
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	2,859		2,694		2,264
Jack up Rigs [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	861		776		578
Depreciation and amortization	146		135		99
Operating Income - net income [Abstract]
Operating income	225		220		199
Unallocated items [Abstract]
Total assets	4,210		4,200
Goodwill	281		281
Total liabilities	2,918		2,745
Capital expenditures - fixed assets	150		495		877
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	861		776		578
Tender Rigs [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	758		589		482
Depreciation and amortization	57		63		57
Operating Income - net income [Abstract]
Operating income	316		221		222
Unallocated items [Abstract]
Total assets	1,697		1,504
Goodwill	149		149
Total liabilities	1,176		983
Capital expenditures - fixed assets	198		243		134
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	758		589		482
Well Services [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		133		717
Depreciation and amortization	0		7		23
Operating Income - net income [Abstract]
Operating income	0		5		64
Unallocated items [Abstract]
Capital expenditures - fixed assets	0		0		27
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	$ 0		$ 133		$ 717

[1]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense [Abstract]
Bermuda	$ 0	$ 0	$ 0
Foreign	167	328	184
Deferred tax expense [Abstract]
Bermuda	0	0	0
Foreign	58	24	14
Deferred taxes acquired during the year	0	0	0
Tax related to internal sale of assets in subsidiary, amortized for group purposes	7	(163)	(39)
Total provision	232	189	159
Effective tax rate (in hundredths)	16.10%	11.30%	12.10%
Statutory income tax rate (in hundredths)	0.00%
Income tax reconciliation [Abstract]
Income taxes at statutory rate	0	0	0
Effect of transfers to new tax jurisdictions	7	(163)	(39)
Effect of change in taxable currency	0	0	0
Effect of change in uncertain tax positions relating to prior years	91	24	0
Effect of taxable income in various countries	134	328	198
Total provision	232	189	159
Deferred Tax Assets [Abstract]
Pension	8	11
Provisions	3	15
Property, plant and equipment	0	9
Other	2	8
Gross deferred tax asset	13	43
Deferred Tax Liability [Abstract]
Property, plant and equipment	5	0
Gain from sale of fixed assets	23	31
Foreign exchange	54	0
Other	1	13
Gross deferred tax liability	83	44
Net deferred tax	(70)	(1)
Net deferred taxes, classified [Abstract]
Short-term deferred tax asset	0	10
Long-term deferred tax asset	13	33
Short-term deferred tax liability	6	10
Long-term deferred tax liability	77	34
Net deferred tax	70	1
Uncertain tax positions [Abstract]
Tax expense recorded relating to uncertain tax positions	91	24
Deferred charges relating to uncertain tax positions		39
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance beginning of period	63	0	0
Additions for prior years tax positions	91	63	0
Balance end of period	$ 154	$ 63	$ 0
Australia [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2008
Nigeria [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2007
Norway [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2007
Thailand [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2003

Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income [Abstract]
Net income	$ 1,108	$ 1,401	$ 1,117
Effect of dilution [Abstract]
Convertible bonds	37	45	228
Share options	0	0	0
Net income after effect of dilution	1,145	1,446	1,345	[1]
Weighted average million of shares outstanding [Abstract]
Weighted average million of shares outstanding (in shares)	469	459	409
Effect of dilution [Abstract]
Convertible bonds (in shares)	20	28	60
Share options (in shares)	1	1	2
Weighted average million of shares outstanding after effect of dilution (in shares)	490	488	471	[1]
Earnings per share [Abstract]
Earnings per share (in US dollars per share)	$ 2.37	$ 3.05	$ 2.73
Diluted earnings per share (in US dollars per share)	$ 2.34	$ 2.96	$ 2.73	[1]
Loss on debt extinguishment	$ 0	$ 0	$ (145)

[1]	The loss on debt extinguishment of $145 million has been added back to net income in addition to interest expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.

Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other revenues [Abstract]
Amortization of unfavorable contracts	$ 0	$ 24	$ 39
Amortization of favorable contracts	(12)	(23)	(13)
Revenues related party	15	0	0
Total	3	1	26
Useful economic lives of unfavorable contracts, lower range	2 years
Useful economic lives of unfavorable contracts, upper range	5 years
Useful economic lives of favorable contracts, lower range	20 months
Useful economic lives of favorable contracts, upper range	36 months
Unamortized amount of favorable contracts	$ 3

Accumulated other comprehensive income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income, net of tax [Abstract]
Unrealized gain on marketable securities	$ 206	$ 1
Unrealized gain on foreign exchange	67	54
Actuarial gain/(loss) relating to pension	(30)	(11)
Change in unrealized loss on interest rate swaps in VIEs	(49)	(49)
Accumulated other comprehensive income	194	(5)
Actuarial loss related to pension, tax effect	$ 8	$ 3
Tax rate in Norway (in hundredths)	28.00%

Gain on sale of assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Acquisitions and Disposals [Line Items]
Gain/loss	$ 0	$ 22	$ 26
West Juno [Member]
Significant Acquisitions and Disposals [Line Items]
Net proceeds		248
Book value on disposal		226
Gain/loss		22
West Larissa [Member]
Significant Acquisitions and Disposals [Line Items]
Net proceeds			55
Book value on disposal			29
Gain/loss			26
Total [Member]
Significant Acquisitions and Disposals [Line Items]
Net proceeds	0	248	55
Book value on disposal	0	226	29
Gain/loss	$ 0	$ 22	$ 26

Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating leases [Abstract]
Rent expense	$ 25	$ 20	$ 21
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2013	23
2014	13
2015	10
2016	7
2017	8
2018 and thereafter	21
Total	$ 82

Impairment loss on marketable securities and investments in associated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Share in results from associated companies (loss)/gain	$ (220)	$ (420)	$ 48
Impairment loss on investments	0	10	15
Archer [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Current fair value of investment	121	393
Share in results from associated companies (loss)/gain	221	463
Seahawk [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Impairment loss on investments		$ 10	$ 15

Deconsolidation of subsidiary (Details) (Archer [Member])	0 Months Ended	1 Months Ended	12 Months Ended
	Feb. 23, 2011 NOK	Aug. 31, 2010 NOK	Dec. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of shares held (in shares)	117,798,650
Closing share price (in NOK per share)	34
Ownership interest before merger (in hundredths)	52.30%	73.80%
Ownership interest (in hundredths)	36.40%		39.90%
Re-measurement of any retained equity interest in former subsidiary at fair value [Abstract]
Fair value of the consideration received			$ 0
Fair value of the retained non-controlling investment			711,000,000
The carrying amount of non-controlling interest in Archer			330,000,000
The carrying amount of Archer's assets and liabilities			(564,000,000)
Accumulated translation adjustments recycled from OCI into profit & loss			70,000,000
Accumulated actuarial loss recycled from OCI into profit & loss			(7,000,000)
Total gain			540,000,000
Purchase of shares in Archer			167,000,000
New shares issued by Archer (in shares)		115,400,000
Par value of shares issued (in US dollars per share)				$ 2
Per share price of shares issued (in NOK per share)		23
Consideration received from shares issued		2,600,000,000
Number of shares of subscription (in shares)				34,873,000
Additional shares purchased (in shares)		1,757,000
Ownership percentage in Archer before issuance of stock (in hundredths)	52.30%	73.80%
Ownership percentage in Archer after issuance of stock (in hundredths)		52.30%

Restricted cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash [Line Items]
Restricted cash	$ 402	$ 482
Long-term restricted cash (related to CIRR deposits and loan facility)	218	250
Short-term restricted cash	184	232
CIRR Deposits [Member]
Restricted Cash [Line Items]
Restricted cash	270	298
Margin Calls Related to Share Forward Agreements [Member]
Restricted Cash [Line Items]
Restricted cash	69	137
Restricted Deposit Related to Loan Facility [Member]
Restricted Cash [Line Items]
Restricted cash	5	5
Tax Withholding Deposits [Member]
Restricted Cash [Line Items]
Restricted cash	$ 58	$ 42

Marketable securities (Details) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	6 Months Ended		12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2012 SapuraCrest Bhd [Member] USD ($)	Jun. 30, 2012 SapuraCrest Bhd [Member] USD ($)	Dec. 31, 2011 SapuraCrest Bhd [Member]	Dec. 31, 2012 Sapura Kencana [Member] USD ($)	Dec. 31, 2011 Sapura Kencana [Member] USD ($)	Jun. 30, 2012 Sapura Kencana [Member]	May 30, 2012 Sapura Kencana [Member]	May 17, 2012 Sapura Kencana [Member]	Dec. 31, 2012 Ensco [Member] USD ($)	Dec. 31, 2011 Ensco [Member] USD ($)	Dec. 31, 2012 Petromena [Member] USD ($)	Dec. 31, 2011 Petromena [Member] USD ($)	Dec. 31, 2012 Petromena [Member] NOK	Dec. 31, 2012 Golden Close [Member] USD ($)	Dec. 31, 2011 Golden Close [Member] USD ($)
Marketable securities [Abstract]
Original cost	$ 128	$ 24						$ 124	$ 0				$ 0	$ 5	$ 4	$ 4		$ 0	$ 15
Unrealized gain on marketable securities, net	205	0
Carrying value	333	24						329	0				0	4	4	4		0	16
Marketable Securities, Investee [Line Items]
Ownership interest (in hundredths)							23.59%	11.79%		6.40%		11.80%
Recognized gain	169	0	0		169	84
Percentage of marketable securities held (in hundredths)								6.40%			6.40%				81.10%
Face amount of bond securities held																	2,000
Historic cost	24							0					5		4			15
Fair Market value adjustments recognized via OCI	1			206				0					0		0			1
Fair Market value adjustments recognized via P&L	0	(1)						0	0				0	(1)	0	0		0	0
Net book value	24							0					4		4			16
Additions	237							237					0		0			0
Fair market value adjustments recognized via OCI	84							84					0		0			0
Release of OCI into profit & loss	(85)	(416)	0					(84)					0		0			(1)
Realization of historic cost	(132)							(113)					(4)		0			(15)
Other than temporary impairments	0	(10)	(15)					0					0		0			0
Historic cost	128	24						124	0				0	5	4	4		0	15
Fair Market value adjustments recognized via OCI	205	(291)	(25)					205					0		0			0
Fair Market value adjustments recognized via P&L	0	(1)						0	0				0	(1)	0	0		0	0
Net book value	$ 333	$ 24						$ 329	$ 0				$ 0	$ 4	$ 4	$ 4		$ 0	$ 16

Accounts receivable (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable [Abstract]
Allowance for doubtful accounts receivables	$ 13	$ 25

Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets [Abstract]
Prepaid expenses	$ 89	$ 25
Deferred charges - short term portion	24	26
Accrued revenue	15	0
Unrealized gain on total return swap agreements	7	11
Reimbursable amounts due from customers	49	154
Favorable contracts	2	12
Other	123	95
Total other current assets	$ 309	$ 323

Investment in associated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Equity method investment, summarized balance sheet information [Abstract]
Current assets	$ 995		$ 1,843
Non-current assets	4,330		4,344
Current liabilities	1,343		1,225
Non-current liabilities	1,916		2,102
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	2,627		3,146		1,454
Net operating income	(217)		248		225
Net income	(302)		108		225
Investment in associated companies	509		721
Equity method investment, equity information [Abstract]
Equity in statutory accounts	816		984		225
SapuraCrest [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	0.00%	[1]	23.59%		23.60%
Percentage of ownership, consolidation method (in hundredths)	6.30%
Equity method investment, summarized balance sheet information [Abstract]
Current assets			716
Non-current assets			514
Current liabilities			505
Non-current liabilities			198
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues			866		1,043
Net operating income			166		118
Net income			147		122
Investment in associated companies	0		106
Equity method investment, equity information [Abstract]
Equity in statutory accounts	0		124		112
Varia Perdana [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	49.00%		49.00%		49.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	98		136
Non-current assets	154		157
Current liabilities	37		64
Non-current liabilities	0		33
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	106		119		164
Net operating income	85		96		99
Net income	83		96		99
Ownership percentage held by equity method investee (in hundredths)	51.00%
Investment in associated companies	108		102
Equity method investment, equity information [Abstract]
Equity in statutory accounts	105		96		100
Tioman [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	49.00%		49.00%		49.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	82		80
Non-current assets	1		0
Current liabilities	61		70
Non-current liabilities	0		0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	157		190		247
Net operating income	12		2		9
Net income	6		(4)		5
Ownership percentage held by equity method investee (in hundredths)	51.00%
Investment in associated companies	7		1
Equity method investment, equity information [Abstract]
Equity in statutory accounts	10		5		7
C6 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	0.00%	[2]	0.00%	[2]	50.00%	[2]
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues					0
Net operating income					(1)
Net income					(1)
Equity method investment, equity information [Abstract]
Equity in statutory accounts	0		0		6
Archer [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	39.90%		39.90%	[2]	0.00%	[2]
Equity method investment, summarized balance sheet information [Abstract]
Current assets	639		638
Non-current assets	1,945		2,176
Current liabilities	685		466
Non-current liabilities	972		1,061
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	2,191		1,855
Net operating income	(322)		16
Net income	(375)		(77)
Investment in associated companies	121		393
Equity method investment, Quoted market value	121
Equity method investment, equity information [Abstract]
Equity in statutory accounts	370		514		0
AOD [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	66.20%	[3]	33.80%	[3]	0.00%	[3]
Equity method investment, summarized balance sheet information [Abstract]
Current assets	32		49
Non-current assets	141		122
Current liabilities	6		3
Non-current liabilities	0		0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0		0
Net operating income	(2)		4
Net income	(2)		(4)
Investment in associated companies	117		53
Equity method investment, Quoted market value	137
Equity method investment, equity information [Abstract]
Equity in statutory accounts	110		57		0
Sevan Drilling [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	28.50%		28.50%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	133		224
Non-current assets	1,586		1,375
Current liabilities	266		117
Non-current liabilities	791		810
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	173		116
Net operating income	11		8
Net income	(12)		(50)
Investment in associated companies	66		66
Equity method investment, Quoted market value	68
Equity method investment, equity information [Abstract]
Equity in statutory accounts	189		188		0
Seabras Sapura Participacoes [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	50.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	0
Non-current assets	42
Current liabilities	0
Non-current liabilities	0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	0
Net income	(1)
Ownership percentage held by equity method investee (in hundredths)	50.00%
Number of pipelying vessels	1
Investment in associated companies	21		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	22		0		0
Seabras Sapura Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	50.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	0
Non-current assets	117
Current liabilities	0
Non-current liabilities	117
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	0
Net income	0
Ownership percentage held by equity method investee (in hundredths)	50.00%
Number of pipelying vessels	2
Investment in associated companies	59		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	0		0		0
Itaunas Drilling [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	30.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	5
Non-current assets	114
Current liabilities	109
Non-current liabilities	0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	0
Net income	0
Ownership percentage held by equity method investee (in hundredths)	70.00%
Investment in associated companies	3		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	3		0		0
Camburi Drilling [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	30.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	4
Non-current assets	121
Current liabilities	113
Non-current liabilities	0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	0
Net income	0
Ownership percentage held by equity method investee (in hundredths)	70.00%
Investment in associated companies	4		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	4		0		0
Sahy Drilling [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	30.00%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	2
Non-current assets	109
Current liabilities	66
Non-current liabilities	36
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	(1)
Net income	(1)
Ownership percentage held by equity method investee (in hundredths)	70.00%
Investment in associated companies	3		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	$ 3		$ 0		$ 0

[1]	In 2012, the Company's ownership share in SapuraCrest Petroleum Bhd was reduced from 23.5% to 6.3%. This is now accounted for as marketable securities (refer to note 13)
[2]	In February 2011, we deconsolidated our majority-owned subsidiary Archer (formerly Seawell Limited). Archer is now accounted for as an associated company.
[3]	During 2012 the Company's ownership in AOD increased from 33.8% to 66.2%. Even though the Company has 66.2% ownership in AOD, the Company does not have control and therefore, we do not consolidate AOD into Seadrill's financial statements as of December 31, 2012. We continue to account for this as an equity method investment.

Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Newbuildings [Member]
Movement in Newbuildings [Roll Forward]
Opening balance	$ 2,531	$ 1,247
Additions	1,267	2,308
Capitalized interest and loan related costs	76	73
Re-classified as Drilling Units	(1,992)	(1,097)
Closing balance	$ 1,882	$ 2,531

Drilling units (Details) (Drilling units [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Drilling units [Member]
Drilling units [Line Items]
Cost	$ 15,177	$ 12,898
Accumulated depreciation	(2,283)	(1,675)
Net book value	12,894	11,223
Depreciation and amortization expense	$ 608	$ 547	$ 448

Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011
Goodwill and other intangible assets [Abstract]
Purchase price of Universal Wireline			$ 26
Goodwill [Roll Forward]
Net book balance, beginning of period	1,320	1,676
Goodwill acquired during the year	0	0
Impairment losses	0	0
Currency adjustments	0	15
Deconsolidation Archer	0	(371)
Net book balance, end of period	1,320	1,320
Well Services [Member]
Other intangible assets [Roll Forward]
Net book balance, beginning of period	0	57
Intangible assets acquired during the year	0	0
Depreciation	0	0
Deconsolidation Archer	0	(57)
Net book balance, end of period	$ 0	$ 0

Equipment (Details) (Equipment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equipment [Member]
Equipment [Line Items]
Cost	$ 62	$ 40
Accumulated depreciation	(22)	(15)
Net book value	40	25
Depreciation and amortization expense	$ 7	$ 16	$ 27

Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other non-current assets [Abstract]
Long-term part of deferred charges	$ 74	$ 65
Deferred tax effect of internal transfer of assets	140	149
Favorable contracts		2
Long term portion of deferred mobilization costs	118
Other	70	18
Total other non-current assets	402	234
Deferred Finance Costs [Abstract]
Debt arrangement fees	241	204
Accumulated amortization	(143)	(113)
Total book value	98	91
Less: Short-term portion	(24)	(26)
Long-term portion	74	65
Amortization for the period	$ 30	$ 31	$ 43

Long-term interest bearing debt and interest expenses (Details) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Credit facility, $1,500 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $1,500 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $800 facility [Member] USD ($) Tranches	Dec. 31, 2011 Credit facility, $800 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $800 facility [Member] Minimum [Member]	Dec. 31, 2012 Credit facility, $800 facility [Member] Maximum [Member]	Jul. 31, 2012 Credit facility, $585 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $585 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $585 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $100 facility [Member] USD ($) Lender	Dec. 31, 2011 Credit facility, $100 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $700 facility [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $700 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $1,200 facility [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $1,200 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $900 facility [Member] USD ($) Rig	Jul. 31, 2012 Credit facility, $900 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $900 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $440 facility [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $440 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $1,121 Lloyd's facility [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $1,121 Lloyd's facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $2,000 facility (North Atlantic) [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $2,000 facility (North Atlantic) [Member] USD ($)	Dec. 31, 2012 Credit facility, $170 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $170 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $170 facility [Member] Minimum [Member]	Dec. 31, 2012 Credit facility, $170 facility [Member] Maximum [Member]	Dec. 31, 2012 Credit facility, $550 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $550 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $400 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $400 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $300 facility [Member] USD ($)	Dec. 31, 2012 Total Bank Loans and other [Member] USD ($)	Dec. 31, 2011 Total Bank Loans and other [Member] USD ($)	Dec. 31, 2012 Ship Finance International Loans, $700 facility [Member] USD ($)	Dec. 31, 2011 Ship Finance International Loans, $700 facility [Member] USD ($)	Dec. 31, 2012 Ship Finance International Loans, $1,400 facility [Member] USD ($) Rig	Dec. 31, 2011 Ship Finance International Loans, $1,400 facility [Member] USD ($)	Dec. 31, 2012 Total Ship Finance Facilities [Member] USD ($)	Dec. 31, 2011 Total Ship Finance Facilities [Member] USD ($)	Dec. 31, 2012 Bonds [Member] USD ($)	Dec. 31, 2011 Bonds [Member] USD ($)	Dec. 31, 2012 Convertible bonds [Member] USD ($)	Dec. 31, 2011 Convertible bonds [Member] USD ($)	Dec. 31, 2012 Total Bonds [Member] USD ($)	Dec. 31, 2011 Total Bonds [Member] USD ($)	Dec. 31, 2012 Other credit facilities with corresponding restricted cash deposit [Member] USD ($) Creaditfacilities	Dec. 31, 2012 Other credit facilities with corresponding restricted cash deposit [Member] NOK Creaditfacilities	Dec. 31, 2011 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)	Dec. 31, 2012 Floating interest rate bonds [Member] USD ($)	Dec. 31, 2012 Floating interest rate bonds [Member] NOK	Dec. 31, 2012 $350 million fixed interest rate bond [Member] USD ($)	May 31, 2012 $350 million fixed interest rate bond [Member] USD ($)	Dec. 31, 2011 $350 million fixed interest rate bond [Member] USD ($)	Dec. 31, 2012 $1,000 million fixed interest bond [Member] USD ($)	Dec. 31, 2012 Convertible bonds due 2017 [Member] USD ($) Banking	Dec. 31, 2012 CIRR term loan, NOK850 [Member] USD ($)	Dec. 31, 2012 CIRR term loan, NOK850 [Member] NOK	Dec. 31, 2011 CIRR term loan, NOK850 [Member] USD ($)	Dec. 31, 2012 CIRR term loan, NOK904 [Member] USD ($)	Dec. 31, 2012 CIRR term loan, NOK904 [Member] NOK	Dec. 31, 2011 CIRR term loan, NOK904 [Member] USD ($)	Dec. 31, 2011 CIRR term loan, NOK904 [Member] NOK	Dec. 31, 2012 CIRR term loan, NOK1,011 [Member] USD ($)	Dec. 31, 2012 CIRR term loan, NOK1,011 [Member] NOK	Dec. 31, 2011 CIRR term loan, NOK1,011 [Member] USD ($)	Dec. 31, 2012 Bank Loans [Member] USD ($)	Dec. 31, 2012 Secured Term Loan I $375 [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility $375 [Member] USD ($)	Dec. 31, 2012 Secured Term Loan II $150 [Member] USD ($)	Dec. 31, 2012 NOK500 fixed interest bond [Member] NOK	Dec. 31, 2011 NOK500 fixed interest bond [Member] NOK	Sep. 30, 2005 NOK500 fixed interest bond [Member] NOK
Debt Instrument [Line Items]
Total interest bearing debt	$ 10,761	$ 9,993	$ 882	$ 1,059	$ 227	$ 272				$ 0	$ 337	$ 69	$ 74	$ 560	$ 630	$ 867	$ 1,000	$ 731		$ 0	$ 101	$ 0	$ 1,019	$ 985	$ 1,750	$ 1,917	$ 83	$ 92			$ 495	$ 550	$ 360	$ 400		$ 7,144	$ 7,316	$ 397	$ 470	$ 822	$ 939	$ 1,219	$ 1,409	$ 1,567	$ 425	$ 561	$ 545	$ 2,128	$ 970	$ 270	1,499	$ 298			$ 342		$ 350			$ 72	400	$ 83	$ 77		$ 89	425	$ 121	674	$ 126					0	75
Less: current portion	(2,066)	(1,419)
Long-term portion of interest bearing debt	8,695	8,574
Debt, face amount			1,500		800							100		700		1,200		900	585		440		1,121		2,000		170				550		400		300			700		1,400													225	1,250	350			1,000	650		850			904			1,011				375	375	150			500
Assets pledged			1,733		631							79		1,126		1,477		719			112		1,248		2,417		176				712		727					594		1,035
Amount drawn from the facility																					101
Number of debt tranches					2
Interest rate added to LIBOR (in hundredths)			3.25%				1.70%	3.50%						2.50%		2.25%		2.90%			3.25%				2.00%				0.90%	1.20%			2.50%					1.25%		1.40%													3.25%	3.25%	6.50%
Maturity period of debt			5 years									6 years		5 years		5 years		5 years			5 years		7 years		6 years		6 years				5 years		5 years					5 years		5 years													2 years	2 years	5 years			5 years		8 years	8 years		8 years	8 years			12 years	12 years				5 years
Maturity date of debt																																																							October 2015			September 2017	October 2017
Payment due at maturity of debt			662		183							60		350		567		484			223		498		1,000		79				275		200																																							484
Payment due for the first three installments																																																																								18.8
Subsequent quarterly installments																																																																								22
Debt repayment									(312)
Debt repurchased																																																								8																				391.5
Number of tender rigs in an acquisition																		7			2
Number of lender												2
Fixed interest rate (in hundredths)												3.03%																																														5.63%	3.38%	4.56%	4.56%		4.15%	4.15%			4.15%	4.15%
Number of jack up drilling rigs in an acquisition														7							2
Number of ultra deepwater semi submersible drilling rig																1
Number of ultra deepwater drillship (West Gemini)																1
Number of tender rig (West Vencedor)																1
Number of ultra deepwater semi submersible rigs in an acquisition																							2
Number of drilling rigs in an acquisition																									6
Number of semi submersible rigs in a sale and leaseback agreement																																								2
Number of banking days																																																											10
Conversion price (in dollars per share)																																																											$ 38.92
Percentage of common shares premium (in hundredths)																																																											30.00%
Reduced conversion price (in dollars per share)																																																											$ 31.14
Convertible bonds allocated to bond equity																																																											121
Convertible bonds allocated to bond liability																																																											529
Market price to nominal value (in hundredths)																																																											135.00%
Number of equity instruments issuable (in shares)																																																											20,875,888
Equity ratio (in hundredths)																																												30.00%															30.00%											30.00%
Equity ratio, Adjusted equity to total liabilities, Minimum (in hundredths)																																												40.00%
Number of commercial interest reference rate (CIRR) credit facilities																																																		3	3
Debt covenant, cash and cash equivalents																																																																						155
Debt covenant, EBITDA to interest expense ratio																																																																						2.5:1
Debt covenant, current assets to current liabilities ratio																																																																						1:1
Debt covenant, percentage of shares in listed companies owned																																																																						20.00%
Debt covenant, net debt to EBITDA																																																																						4.5:1
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	2,066
2014	1,738
2015	1,904
2016	1,017
2017 and thereafter	4,125
Effect of amortization of convertible bond	(89)
Total debt	$ 10,761	$ 9,993	$ 882	$ 1,059	$ 227	$ 272				$ 0	$ 337	$ 69	$ 74	$ 560	$ 630	$ 867	$ 1,000	$ 731		$ 0	$ 101	$ 0	$ 1,019	$ 985	$ 1,750	$ 1,917	$ 83	$ 92			$ 495	$ 550	$ 360	$ 400		$ 7,144	$ 7,316	$ 397	$ 470	$ 822	$ 939	$ 1,219	$ 1,409	$ 1,567	$ 425	$ 561	$ 545	$ 2,128	$ 970	$ 270	1,499	$ 298			$ 342		$ 350			$ 72	400	$ 83	$ 77		$ 89	425	$ 121	674	$ 126					0	75

Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other current liabilities [Abstract]
Taxes payable	$ 322		$ 309
Employee withheld taxes, social security and vacation payment	83		95
Accrued interest expense	54		30
Liabilities relating to investment in shares	5	[1]	0	[1]
Short term portion of deferred mobilization revenues	96		115
Derivative financial instruments	397	[2]	414	[2]
Accrued expenses	341		279
Other current liabilities	40		72
Total other current liabilities	$ 1,338		$ 1,314

[1]	Liabilities relating to the Company's share forward contracts are recorded as short-term debt.
[2]	Derivative financial instruments consist of unrealized losses on various types of derivatives.

Other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other non-current liabilities [Abstract]
Accrued pension liabilities	$ 55	$ 43
Long term portion of deferred mobilization revenues	225	130
Other non-current liabilities	8	15
Total other non-current liabilities	$ 288	$ 188

Business Acquisitions (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				6 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2010 Scorpion [Member] USD ($)	Dec. 31, 2010 Scorpion [Member] USD ($)	Jul. 19, 2010 Scorpion [Member]	Jun. 04, 2010 Scorpion [Member] NOK	May 28, 2010 Scorpion [Member] USD ($)	Apr. 30, 2010 Scorpion [Member] NOK	Dec. 31, 2010 Gray [Member] USD ($)	Dec. 31, 2010 RIS [Member] USD ($)	Aug. 31, 2010 RIS [Member] USD ($)
Business Acquisitions [Abstract]
Purchase price of Universal Wireline				$ 26
Business Acquisition [Line Items]
Equity interest acquired (in hundredths)					100.00%	100.00%	98.80%		50.10%	40.00%
Share price (in NOK per share)										36
Number of premium jack up rigs operated by Scorpion										7
Bid price for remaining outstanding shares (in NOK per share)								40.5
Percentage of ownership who accepted the offer of stock purchase (in hundredths)							48.70%
Acquisition consideration [Abstract]
Cash					57	57
Fair Value of previously held 40% equity interest					226	226
Fair Value of Non Controlling Interests					282	282
Total acquisition consideration					565	565
Percentage of previously held equity interest to its fair value (in hundredths)									40.00%
Book value of the previously held 40% equity interest									115
Acquisition of remaining shares in acquiree					292
Purchase price of acquired entity			735		565	565					161	9	9
Assets [Abstract]
Intangible assets			38		0	0					36	2
Goodwill			85		0	0					80	5
Fixed assets			1,278		1,234	1,234					44	0
Receivables and other current assets			246		210	210					33	3
Total assets			1,647		1,444	1,444					193	10
Liabilities [Abstract]
Deferred tax			26		0	0					25	0
Payables and other current liabilities			831		823	823					8	1
Total liabilities			857		823	823					33	1
Purchase Price			735		565	565					161	9	9
Gain on bargain purchase	$ 0	$ 0	$ 56			$ 56					$ 0	$ 0

Non-controlling interest (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended									24 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Scorpion [Member]	Dec. 31, 2011 Scorpion [Member]	Dec. 31, 2012 Archer [Member]	Dec. 31, 2011 Archer [Member]	Dec. 31, 2012 Ship Finance [Member]	Dec. 31, 2011 Ship Finance [Member]	Dec. 31, 2008 Ship Finance [Member]	Dec. 31, 2012 North Atlantic [Member]	Dec. 31, 2011 North Atlantic [Member]	Dec. 31, 2012 Seadrill Partners LLC [Member]	Dec. 31, 2011 Seadrill Partners LLC [Member]
Noncontrolling Interest [Line Items]
Share capital of North Atlantic owned by the Company (in hundredths)											73.20%		75.70%
Common units representing liability entity's interests (in shares)													10,062,500
Common unit price representing liability entity's interests (in dollars per unit)													$ 22
Gross proceeds from completion of IPO													$ 221.4
Expenses related completion of IPO of common units													18.7
Common units issued in connection with an over allotment option (in shares)													1,312,500
Common units owned upon completion of IPO (in shares)													14,752,525
Subordinated units owned upon completion of IPO (in shares)													16,543,350
Number of sale and leaseback arrangements for drilling rigs with Ship Finance										5
Number of Ship Finance companies acquired									1
Acquisition of remaining equity shares of former VIE									47
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	325	539		0	0	0	326	215	213		110	0	0	0
Changes during period	99	(295)		0	0	0	(320)	20	(46)		10	71	69	0
Net income (loss)	97	81	55	0	0	0	(6)	39	48		48	39	10	0
Balance, end of period	$ 521	$ 325	$ 539	$ 0	$ 0	$ 0	$ 0	$ 274	$ 215		$ 168	$ 110	$ 79	$ 0

Share capital (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 10, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share capital [Abstract]
Authorized share capital, shares (in shares)		800,000,000	800,000,000	800,000,000
Authorized share capital		$ 1,600	$ 1,600	$ 1,600
Issued and fully paid share capital, shares (in shares)		469,250,933	469,250,933	443,308,487
Issued and fully paid share capital		938	938	887
Treasury shares held by Company, shares (in shares)		(72,859)	(1,478,759)	(182,796)
Treasury shares held by Company		0	(3)	(1)
Outstanding shares in issue, shares (in shares)		469,178,074	467,772,174	443,125,691
Outstanding shares in issue		$ 938	$ 935	$ 886
Common shares, par value (in dollars per share)	$ 2	$ 2	$ 2	$ 2
Number of shares issued (in shares)	6,000
Number of shares issued due to conversion of convertible debt instruments (in shares)		0	25,942,446

Share option plans (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2011 Stock Options [Member] USD ($)	Nov. 30, 2011 Stock Options [Member] NOK	Nov. 30, 2010 Stock Options [Member] USD ($)	Nov. 30, 2010 Stock Options [Member] NOK	Apr. 30, 2010 Stock Options [Member] USD ($)	Apr. 30, 2010 Stock Options [Member] NOK	Dec. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2011 Stock Options [Member] USD ($)	Dec. 31, 2010 Stock Options [Member] USD ($)	Dec. 31, 2009 Stock Options [Member] USD ($)	Dec. 31, 2009 Stock Options [Member] NOK	Dec. 31, 2008 Stock Options [Member] USD ($)	Dec. 31, 2008 Stock Options [Member] NOK	Dec. 31, 2007 Stock Options [Member] USD ($)	Dec. 31, 2007 Stock Options [Member] NOK	Dec. 31, 2006 Stock Options [Member] USD ($)	Dec. 31, 2006 Stock Options [Member] NOK	Dec. 31, 2012 Stock Options [Member] Minimum [Member] NOK	Dec. 31, 2012 Stock Options [Member] Maximum [Member] NOK	Dec. 31, 2012 Seadrill Scheme [Member] Stock Options [Member] USD ($)	Dec. 31, 2011 Seadrill Scheme [Member] Stock Options [Member] USD ($)	Dec. 31, 2010 Seadrill Scheme [Member] Stock Options [Member] USD ($)	Dec. 31, 2012 Seadrill Scheme [Member] Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Seadrill Scheme [Member] Stock Options [Member] Maximum [Member]	Dec. 31, 2012 2011 Program [Member] Stock Options [Member]
Share option plans [Abstract]
Share options granted recognized as personnel expenses	$ 8	$ 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period																									1 year	5 years
Fair value assumptions used to determine the value of options [Abstract]
Risk-free interest rate (in hundredths)									2.25%	2.72%																	0.67%
Volatility (in hundredths)									28.00%	31.00%																	24.30%
Dividend yield (in hundredths)									0.00%	0.00%																	0.00%
Option holder retirement rate (in hundredths)									0.00%	0.00%
Expected option term									5 years	5 years																	4 years
Vesting of options granted (in hundredths)																						100.00%
Options [Roll Forward]
Outstanding at beginning of year (in shares)																						5,420,438	5,512,400	6,199,833
Granted (in shares)																						181,012	1,786,771	1,910,000
Exercised (in shares)																						(1,415,000)	(1,638,165)	(2,329,000)
Forfeited (in shares)																						(312,559)	(240,568)	(268,433)
Outstanding at end of year (in shares)																						3,875,891	5,420,438	5,512,400
Exercisable at end of year (in shares)																						1,164,214	1,598,412	1,645,333
Weighted average exercise price [Roll Forward]
Outstanding at beginning of year (in US dollars per share)																						$ 26.16	$ 20.3	$ 13.87
Granted (in US dollars per share)																						$ 37.41	$ 34.68	$ 29.94
Exercised (in US dollars per share)																						$ 16.39	$ 16.33	$ 11.88
Forfeited (in US dollars per share)																						$ 30.84	$ 21.98	$ 14.99
Outstanding at end of year (in US dollars per share)																						$ 29.88	$ 26.16	$ 20.3
Exercisable at end of year (in US dollars per share)																						$ 21.19	$ 19.82	$ 16.03
Options, exercise price range, lower range limit												$ 14.09	90.83	$ 14.09	90.83	$ 15.23	98.63	$ 2.23
Options, exercise price range, upper range limit												$ 16.24	104.64	$ 16.24	104.64	$ 22.35	129.63	$ 16.28	102
Options, exercise price			$ 34.68	202.1			$ 23.13	137.4												202.1	224.53
Options granted to Americans, exercise price					$ 31.4	192.9
Options granted to non-Americans, exercise price					$ 31.06	185.2
Award vesting rights			can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date	can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date	may be exercised one fifth each year beginning 12 months after they were granted	may be exercised one fifth each year beginning 12 months after they were granted	may be exercised one third after 12 or 15 months	may be exercised one third after 12 or 15 months				may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted
Weighted average grant-date fair value of options granted (in US dollars per share)									$ 7.06	$ 7.07	$ 8.96
Unrecognized compensation costs relating to non-vested options granted under the Options Schemes									11	20
Future amortization of unrecognized compensation costs relating to non-vested options [Abstract]
2013									6
2014									3
2015									2
Options, weighted average remaining contractual life									39 months	45 months
Options, weighted average fair value (in US dollars per share)									$ 7.75	$ 11.2
Total intrinsic value of options exercised									40	32	22
Intrinsic value of options fully vested but not exercised									$ 18
Average remaining term of options fully vested but not exercised									24 months

Pension benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contributions expected to be paid [Abstract]
2013	$ 28	$ 28
2014	27	27
2015	29	29
2016	30	30
2017	32	32
2018-2022	183	183
Total payments expected during the next 10 years	329	329
Defined Benefit Pension Plan [Member]
Effect of formerly SFAS No. 158 on the consolidated balance sheet [Abstract]
Non-current liabilities	50	15
Deferred tax	(14)	(4)
Shareholders equity	(36)	(11)
Annual pension cost [Abstract]
Benefits earned during the year	12	9	18
Interest cost on prior years' benefit obligation	5	5	9
Gross pension cost for the year	17	14	27
Expected return on plan assets	(5)	(5)	(8)
Administration charges	0	0	1
Net pension cost for the year	12	9	20
Social security cost	2	1	3
Amortization of actuarial gains/losses	0	0	(1)
Amortization of net transition assets	(4)		3
Total net pension cost	10	10	19
The funded status of the defined benefit plan [Abstract]
Projected benefit obligations	171	128	215
Plan assets at market value	(122)	(91)	(150)
Accrued pension liability exclusive social security	49	37
Social security related to pension obligations	6	6
Accrued pension liabilities	55	43
Change in benefit obligations [Roll Forward]
Benefit obligations at beginning of year	128	215
Deconsolidation of Archer	0	(104)
Interest cost	5	5	9
Current service cost	12	9	18
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	22	8
Foreign currency translations	11	(4)
Acquisition/transfer members	(5)	0
Benefit obligations at end of year	171	128	215
Change in pension plan assets [Roll Forward]
Fair value of plan assets at beginning of year	91	150
Deconsolidation of Archer	0	(60)
Estimated return	5	5
Contribution by employer	28	7
Administration charges	0	0	(1)
Benefits paid	(2)	(1)
Change in unrecognized actuarial loss	(6)	(8)
Foreign currency translations	8	(2)
Acquisition/transfer members	(2)	0
Fair value of plan assets at end of year	$ 122	$ 91	$ 150
Term of Norwegian government bonds	10 years
Assumptions used in calculation of pension obligations [Abstract]
Rate of compensation increase at the end of year (in hundredths)	3.50%	4.00%	4.00%
Discount rate at the end of year (in hundredths)	4.20%	3.90%	4.20%
Prescribed pension index factor (in hundredths)	1.40%	1.10%	2.00%
Expected return on plan assets for the year (in hundredths)	4.00%	4.80%	4.60%
Employee turnover (in hundredths)	3.50%	4.00%	4.00%
Expected increases in Social Security Base (in hundredths)	3.25%	3.75%	3.75%
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	100.00%	100.00%
Defined Benefit Pension Plan [Member] | Equity Securities [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	9.20%	10.40%
Defined Benefit Pension Plan [Member] | Debt Securities [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	52.40%	48.60%
Defined Benefit Pension Plan [Member] | Real Estate [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	18.30%	18.00%
Defined Benefit Pension Plan [Member] | Money Market [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	18.30%	21.70%
Defined Benefit Pension Plan [Member] | Other [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	1.90%	1.20%
Defined Benefit Pension Plan [Member] | Onshore Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	66.00%
Retirement age	67 years
Retirement pension cap (in hundredths)	66.00%
Multiple of base	12
Retirement age to receive pre-retirement pension	62 years
Defined Benefit Pension Plan [Member] | Offshore Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	60.00%
Retirement age	67 years
Defined Benefit Pension Plan [Member] | Offshore Employees, Mobile Units [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre-retirement pension	60 years
Defined Benefit Pension Plan [Member] | Offshore Employees, Fixed Installations [Member]
Assumptions used in calculation of pension obligations [Abstract]
Expected annual early retirement from age 60/62 (in hundredths)			30.00%
Defined Benefit Pension Plan [Member] | Offshore Employees Mobile Units and Onshore Employees [Member]
Assumptions used in calculation of pension obligations [Abstract]
Expected annual early retirement from age 60/62 (in hundredths)		50.00%	50.00%
Defined Contribution Plan [Member] | Minimum [Member]
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	5.00%
Defined Contribution Plan [Member] | Maximum [Member]
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	8.00%

Related party transactions (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended									12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Ship Finance [Member] USD ($)	Dec. 31, 2010 Ship Finance [Member] VIEs, SFL Deepwater Ltd and SFL Polaris Ltd	Dec. 31, 2012 Ship Finance [Member] VIEs, SFL Deepwater Ltd and SFL Polaris Ltd USD ($)	Dec. 31, 2010 Ship Finance [Member] SFL Deepwater Ltd [Member] USD ($)	Dec. 31, 2012 Ship Finance [Member] SFL Deepwater Ltd [Member] West Hercules [Member] USD ($)	Dec. 31, 2012 Ship Finance [Member] SFL Deepwater Ltd [Member] West Taurus [Member] USD ($)	Dec. 31, 2010 Ship Finance [Member] SFL Polaris Limited [Member] USD ($)	Dec. 31, 2012 Ship Finance [Member] SFL Polaris Limited [Member] West Polaris [Member] USD ($)	Jun. 24, 2011 Ship Finance [Member] Rig Finance II Ltd [Member] USD ($)	Dec. 31, 2012 AOD [Member]	Jul. 31, 2012 AOD [Member] USD ($) Rig	Jul. 31, 2011 AOD [Member] Rig	Dec. 31, 2012 Metrogas [Member] USD ($)	Dec. 31, 2012 Metrogas [Member] NOK	Dec. 21, 2012 Metrogas [Member] USD ($)	Jun. 30, 2012 Metrogas [Member] USD ($)	Jun. 30, 2012 Metrogas [Member] NOK	Mar. 31, 2012 Metrogas [Member] USD ($)	Dec. 31, 2012 Frontline [Member] USD ($)	Dec. 31, 2011 Frontline [Member] USD ($)	Dec. 31, 2010 Frontline [Member] USD ($)	Dec. 31, 2012 Archer [Member] USD ($)	Jun. 30, 2012 Archer [Member] USD ($)
Related Party Transaction [Line Items]
Lease costs on units leased back from related party				$ 303				$ 75	$ 114		$ 114
Short term loan obtained by entity	131	19															140	93	50		84
Proceeds from sale of unsecured bond																500
Accrued interest on sale of unsecured bond																9
Net proceeds	1,013	0	0													415
Loan to related party																									55	20
Acquisition price of entity purchased from related party												47
Cost of allocated shares of equity method investee														54
Percentage of equity method investment ownership (in hundredths)													66.16%		33.75%
Number of MOD-V B Class jack-up rigs ordered for equity method investee														2
Number of similar units for which equity method investee has additional option agreements for construction															2
Additional shares acquired (in shares)													26,463,050
Payments of dividends to related party							290			145
Interest rate on related party debt (in hundredths)					4.50%											7.75%
Long-term debt due to related parties	935	435				435										352	2,100			1,200
Management support and administrative services fees paid to related party																						$ 2	$ 2	$ 1

Risk management and financial instruments (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended																															12 Months Ended																																				12 Months Ended				12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Petrobras [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Petrobras [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Total [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Total [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Shell [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Shell [Member]	Dec. 31, 2012 Contract Revenues [Member] Customer Concentration Risk [Member] Statoil [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Statoil [Member]	Dec. 31, 2012 Uninsured Risk [Member] USD ($) Tender	Dec. 31, 2012 Recurring [Member] USD ($)	Dec. 31, 2011 Recurring [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 1 [Member] USD ($)	Dec. 31, 2011 Recurring [Member] Level 1 [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 2 [Member] USD ($)	Dec. 31, 2011 Recurring [Member] Level 2 [Member] USD ($)	Dec. 31, 2012 Recurring [Member] Level 3 [Member] USD ($)	Dec. 31, 2011 Recurring [Member] Level 3 [Member] USD ($)	Dec. 31, 2012 Fair value [Member] USD ($)	Dec. 31, 2011 Fair value [Member] USD ($)	Dec. 31, 2012 Carrying value [Member] USD ($)	Dec. 31, 2011 Carrying value [Member] USD ($)	Dec. 31, 2012 Minimum [Member] Uninsured Risk [Member]	Dec. 31, 2012 Maximum [Member] Uninsured Risk [Member]	Dec. 31, 2012 Consolidated Variable Interest Entities [Member] Entity	Dec. 31, 2012 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Consolidated Variable Interest Entities [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 1 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 2 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 3 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 4 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 5 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 6 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 7 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 8 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 9 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 10 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 11 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 12 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 13 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 14 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 15 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 16 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 17 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 18 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 19 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 20 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 21 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 22 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 23 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 24 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 25 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 26 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 27 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 28 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 29 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 30 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 31 [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 32 [Member] Consolidated Variable Interest Entities [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Swap 33 [Member] Consolidated Variable Interest Entities [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] Minimum [Member] NOK	Dec. 31, 2012 Forward Contracts [Member] Maximum [Member] NOK	Dec. 31, 2012 Total Return Swap [Member] USD ($)	Dec. 31, 2011 Total Return Swap [Member] USD ($)	Dec. 31, 2010 Total Return Swap [Member] USD ($)	Feb. 28, 2010 Total Return Swap [Member] Swap 28 [Member] NOK	Feb. 28, 2010 Total Return Swap [Member] Swap 29 [Member]	Feb. 28, 2010 Total Return Swap [Member] Swap 31 [Member]	Sep. 30, 2011 Total Return Swap [Member] Swap 32 [Member] NOK	Jan. 31, 2011 Total Return Swap [Member] Swap 32 [Member]	Mar. 31, 2012 Total Return Swap [Member] Swap 33 [Member] NOK	Sep. 30, 2012 Total Return Swap [Member] Swap 34 [Member] NOK	Dec. 31, 2012 Total Return Swap [Member] Swap 35 [Member] NOK
Derivative [Line Items]
Number of variable interest entities with interest rate swaps																													2
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding	$ 376	$ 345
Outstanding principal																														6,148	4,738		50	300	150	150	200	200	350	300	71	350	100	100	200	200	250	250	500	100	100	200	100	100	200	200	100	289	289	100	250	200	200	470	518	216	34
Name of unit																																																																West Polaris	West Taurus
Receive rate, variable rate basis																																	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	6 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	1 month LIBOR	1 month LIBOR
Pay rate, fixed rate (in hundredths)																																	4.63%	3.16%	3.34%	3.30%	2.83%	3.27%	3.80%	3.54%	3.83%	3.36%	2.22%	2.24%	2.17%	2.17%	2.71%	2.62%	2.06%	2.17%	2.17%	2.57%	2.56%	2.74%	2.14%	2.14%	1.15%	1.11%	1.38%	1.36%	0.74%	1.36%	1.18%	3.89%	2.19%
Length of contract, maturity date																																	May 31, 2015	Dec 31, 2018	Jun 30, 2018	Jun 30, 2018	Jan 31, 2018	Mar 31, 2018	Sep 30, 2017	Jun 30, 2017	Sep 30, 2016	Jun 30, 2016	Jan 31, 2016	Jan 31, 2016	Jan 31, 2016	Jan 31, 2016	May 31, 2014	May 31, 2014	Mar 31, 2014	Aug 30, 2017	Aug 30, 2017	Jun 30, 2017	Jun 30, 2017	May 31, 2017	Jan 31, 2016	Jan 31, 2016	Dec 31, 2019	Dec 31, 2019	Dec 31, 2022	Oct 31, 2019	Nov 30, 2017	Oct 30, 2019	Dec 31, 2019	Oct 30, 2012	Aug 31, 2013
Change in unrealized gain/(loss) on interest rate swaps in VIEs	20	20	(11)																													20
Amount of currency to be sold																																																																				516
Forward exchange rate																																																																						5.63	5.77
(Loss) gain on derivative instrument																																																																				4	(3)			7	5	27
Underlying security (in shares)																																																																											4,500,000	3,500,000	2,750,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Agreed reference price																																																																											125.7			177.21		224.7	242.8	220.32
Reduction in underlying security (in shares)																																																																											750,000				750,000
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents																							318	483	318	483
Restricted cash																							402	482	402	482
Current portion of long-term debt																							2,066	1,419	2,066	1,419
Long-term portion of floating rate debt																							6,287	7,711	6,287	7,711
Long term portion of fixed rate CIRR loans																							218	250	218	250
Fixed interest loans																							70	77	69	74
Fixed interest convertible bonds																							872	735	561	545
Fixed interest bonds																							1,360	333	1,342	350
Floating interest bonds																							224	75	224	75
Assets [Abstract]
Marketable securities															333	24	329	4	0	0	4	20
TRS equity swap contracts																11		0		11		0
Other derivative instruments - short term receivable															11	3	0	1	11	2	0	0
Total assets															344	38	329	5	11	13	4	20
Liabilities [Abstract]
Interest rate swap contracts - short term payable															388	372	0	0	388	372	0	0
Currency forward contracts - short term payable																3		0		3		0
Other derivative instruments - short term payable															8	39		0	8	39		0
Total liabilities															396	414	0	0	396	414	0	0
Fair value measurements using unobservable inputs [Roll Forward]
Beginning balance	20
Realization	(16)
Purchase	0
Changes in fair value of bonds	0
Closing balance	4	20
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence														$ 5
Number of semi tenders insured														3
Self-insured retention period														60 days
Compensation period																											210 days	290 days
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)				15.00%	17.00%	14.00%	15.00%	11.00%	10.00%	10.00%	10.00%	9.00%	7.00%

Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Drillship Rig Contract	Dec. 31, 2011
Commitments and contingencies [Abstract]
Assets pledged under mortgages and overdraft facilities	$ 12,886	$ 12,567
Number of newbuilding contracts	19
Value of newbuilding contracts	5,604	3,012
Number of new building contracts for semi submersible rigs	2
Number of new building contracts for jack up rigs	5
Number of newbuilding contracts for drillships	7
Number of newbuilding contracts for tender rigs	5
Maturity schedule for contractual commitments [Abstract]
2013	2,711
2014	1,834
2015	1,059
2016	0
2017	0
2018 and thereafter	0
Guarantor Obligations [Line Items]
Maximum potential future payment	10,536	6,289
Guarantees to customers of the Company's own performance [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	2,455	1,553
Guarantee in favor of banks [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	905	764
Guarantee in favor of suppliers [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	5,522	2,023
Guarantee in favor of Variable Interest Entities [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	1,655	1,949
Newbuildings [Member]
Maturity schedule for contractual commitments [Abstract]
2013	2,711
2014	1,834
2015	1,059
2016	0
2017	0
2018 and thereafter	$ 0

Variable Interest Entities (VIEs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entities (VIEs) [Abstract]
Number of semi submersible rigs under sale leaseback arrangements	2
Term of lease contracts	15 years
Assets and liabilities in the statutory accounts of the VIE [Abstract]
Book value of units in the Company's consolidated accounts	$ 12,894	[1]	$ 11,223	[1]
SFL West Polaris Limited [Member]
Variable Interest Entity [Line Items]
Name of unit	West Polaris		West Polaris
Assets and liabilities in the statutory accounts of the VIE [Abstract]
Investment in finance lease	534		611
Other assets	7		12
Total assets	541		623
Long term debt	360		398
Other liabilities	107		174
Total liabilities	467		572
Equity	74		51
Book value of units in the Company's consolidated accounts	594		614
SFL Deepwater Ltd [Member]
Variable Interest Entity [Line Items]
Name of unit	West Taurus West Hercules		West Taurus West Hercules
Assets and liabilities in the statutory accounts of the VIE [Abstract]
Investment in finance lease	1,120		1,240
Other assets	20		23
Total assets	1,140		1,263
Long term debt	0		822
Other liabilities	989		326
Total liabilities	989		1,148
Equity	151		115
Book value of units in the Company's consolidated accounts	1,035		1,021
West Polaris [Member]
Sale Leaseback Transaction [Line Items]
Effective from	Jul 2008
Sale value	850
First repurchase option	548
Month of first repurchase option	September 2012
Last repurchase option	178	[2]
Month of last repurchase option	Jun 2023	[2]
Put option exercisable at end of lease terms	75
Base LIBOR Interest Rate (in hundredths)	2.85%
Bareboat charter rates per day, five year schedule [Abstract]
2013	223.3
2014	176.5
2015	175.4
2016	170
2017	170
West Taurus [Member]
Sale Leaseback Transaction [Line Items]
Effective from	Nov 2008
Sale value	850
First repurchase option	418
Month of first repurchase option	February 2015
Last repurchase option	149	[2]
Month of last repurchase option	Nov 2023	[2]
Repurchase obligation	149
Base LIBOR Interest Rate (in hundredths)	4.25%
Bareboat charter rates per day, five year schedule [Abstract]
2013	316.2	[3]
2014	320.7
2015	165
2016	158.8
2017	157.5
Fixed interest rate for the period (in hundredths)	2.17%
West Hercules [Member]
Sale Leaseback Transaction [Line Items]
Effective from	Oct 2008
Sale value	850
First repurchase option	580
Month of first repurchase option	August 2011
Last repurchase option	135	[2]
Month of last repurchase option	Aug 2023	[2]
Repurchase obligation	135
Base LIBOR Interest Rate (in hundredths)	4.25%
Bareboat charter rates per day, five year schedule [Abstract]
2013	250
2014	238.5
2015	180
2016	172.5
2017	$ 170

[1]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[2]	For the unit West Polaris, Ship Finance has a put option exercisable at the end of the lease terms by which the vessel may be sold to Seadrill for a fixed price of $75 million. For West Taurus and West Hercules repurchase obligations at the end of the lease terms have been agreed, at $149 million and $135 million, respectively.
[3]	For a period the interest rates West Taurus have been fixed at 2.17% regardless of movements in LIBOR interest rates. The fixed charter rate is reflected in the above table.

Gain on realization of marketable securities (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	May 31, 2012 Sapura Kencana [Member]	Dec. 31, 2012 Sapura Kencana [Member]	Jun. 30, 2012 Sapura Kencana [Member]	May 30, 2012 Sapura Kencana [Member]	May 17, 2012 Sapura Kencana [Member]	Dec. 31, 2012 SapuraCrest [Member]	Dec. 31, 2011 SapuraCrest [Member]
Business Acquisition [Line Items]
Number of shares received of merged entity (in shares)	589
Proceeds from disposal of associated companies	$ 65	$ 0	$ 0
Cash proceeds	65	141				198
Ownership interest (in hundredths)				20.00%	50.00%		11.79%	6.40%		11.80%		23.59%
Gain on decline in ownership interest	169										169
Shares sold (in shares)							300
Gain on realization of marketable securities	85	416	0				84
Percentage of marketable securities held (in hundredths)							6.40%		6.40%
Conversion factor for each newly issued share		0.4778
Additional amount paid to former shareholders (in dollars per share)		$ 15.6
Accumulated other comprehensive income effect in Pride holdings		$ 416

Subsequent Events (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended				0 Months Ended		0 Months Ended
	May 10, 2005	Dec. 31, 2010 USD ($)	Mar. 19, 2013 Issuance of Debt [Member] USD ($)	Mar. 19, 2013 Issuance of Debt [Member] Minimum [Member]	Mar. 19, 2013 Issuance of Debt [Member] Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member] Total Offshore Angola [Member] USD ($)	Nov. 15, 2012 Subsequent Event [Member] Total Offshore Angola [Member] Option	Jan. 16, 2013 Subsequent Event [Member] West Leo [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Dalian Shipbuilding Industry Offshore Inc [Member] USD ($)	Feb. 11, 2013 Subsequent Event [Member] Seadrill Limited [Member]	Feb. 07, 2013 Subsequent Event [Member] Seadrill Limited [Member]	Mar. 12, 2013 Subsequent Event [Member] Seadrill Limited [Member]	Feb. 07, 2013 Subsequent Event [Member] Sevan Drilling ASA [Member]	Jan. 30, 2013 Subsequent Event [Member] Sevan Drilling ASA [Member] NOK	May 06, 2013 Subsequent Event [Member] Sevan Drilling ASA [Member] NOK	Feb. 11, 2013 Subsequent Event [Member] SapuraKencana Petroleum Berhad [Member] USD ($) Rig	Mar. 05, 2013 Subsequent Event [Member] Dalian Shipbuilding Industry Offshore Co., Ltd [Member] Rig	Feb. 11, 2013 Subsequent Event [Member] Archer Limited [Member] USD ($)	Mar. 12, 2013 Subsequent Event [Member] AOD [Member] USD ($)	Mar. 12, 2013 Subsequent Event [Member] Mermaid Maritime Plc [Member]	Nov. 15, 2012 Subsequent Event [Member] Ultra Deepwater Semi Submersible Drilling Rig [Member] Songa Eclipse Ltd [Member] USD ($)	Jan. 16, 2013 Subsequent Event [Member] Ultra Deepwater Semi Submersible Drilling Rig [Member] Tullow plc [Member]	Jan. 31, 2013 Subsequent Event [Member] Jack-up Drilling Rigs [Member] Dalian Shipbuilding Industry Offshore Inc [Member] Rig	Feb. 07, 2013 Subsequent Event [Member] Jack-up Drilling Rigs [Member] Seadrill Limited [Member] USD ($)	Mar. 05, 2013 Subsequent Event [Member] Senior Unsecured Bond [Member] USD ($)	Mar. 05, 2013 Subsequent Event [Member] Senior Unsecured Bond [Member] NOK
Subsequent Event [Line Items]
Cash consideration																					$ 590
Cash consideration, Free of charter																					698
Unfavorable contract revenue																					108
Number of one year option to extend the contract							3
Prepayment before the acquisition						59
Contractual option to extend the contract																						2 years
Estimated potential contract revenue for extension								450
Percentage of utilization for contract revenue for extension (in hundredths)								97.00%
Total estimated of project price								1,130	230
Forward Contract, Number of shares sold (in shares)											177,828,500			96,000,000
Price per share (in NOK per share)														3.95
Strike price (in NOK per share)														3.9851	3.9815
Outstanding shares exposed through forward agreements (in hundredths)											29.90%			28.52%
Issued share capital (in shares)														336,625,000
Proceeds from disposal of business unit																								73
Number of rigs																3	2						2
Acquisition price for an enterprise value																2,900
Estimated enterprise value																780
Compensation for cash flow at closing netted off for lost interest income																75
Face Amount																									316	1,800
Subsequent Amount			1,450
Variable rate basis on debt issuance			LIBOR plus a margin
Interest rate added to LIBOR (in hundredths)				2.70%	3.00%
Maturity date																									Dec 31, 2018	Dec 31, 2018
Private Placement [Abstract]
Short term unsecured loan converted to shares																		55
Price per share (in US dollars per share)																		$ 1.2
Compensation for underwriting parts of the private placement (in shares)																		2,811,793
Owner of shares (in shares)										231,053,239
Ownership percentage in subsidiary (in hundredths)												6618.00%						39.90%		3376.00%
Private placement (in shares)	6,000												81,828,500					82,003,000
Private placement		$ 608																	$ 100